As filed with the Securities and Exchange Commission on April 28, 1999
                                                      Registration No. 33-31426*
================================================================================



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                            POST-EFFECTIVE AMENDMENT
                                       To
                                    FORM S-6

                    FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

A. Exact name of trust:     INSURED MUNICIPAL SECURITIES TRUST, SERIES
                            23 & NEW YORK NAVIGATOR INSURED SERIES 2,
                            NEW YORK NAVIGATOR INSURED SERIES 3, AND NEW
                            YORK NAVIGATOR INSURED SERIES 6 & NEW JERSEY
                            NAVIGATOR INSURED SERIES 3

B. Name of depositors:      REICH & TANG DISTRIBUTORS, INC.
                            GRUNTAL & CO., L.L.C.

C. Complete address of depositors' principal executive offices:


   Reich & Tang Distributors, Inc.          Gruntal & Co., L.L.C.
   600 Fifth Avenue                         One Liberty Plaza
   New York, NY 10020                       New York, NY 10006


D. Name and complete address of agent for service:


   PETER J. DeMARCO      LEE FENSTERSTOCK      Copy of comments to:
   Executive             President             MICHAEL R. ROSELLA, ESQ.
     Vice President      Gruntal & Co.,        Battle Fowler LLP
   Reich & Tang            L.L.C.              75 East 55th Street
     Distributors, Inc.  One Liberty Plaza     New York, NY 10022
   600 Fifth Avenue      New York, NY 10006    (212) 856-6858
   New York, NY 10020


It is proposed that this filing become effective (check appropriate box)


/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /x/ on April 30, 1999 pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)
/ /  on (       date       ) pursuant to paragraph (a) of Rule 485


================================================================================
* The Prospectus included in this Registration constitutes a combined Prospectus as permitted by the Provisions of Rule 429 of the General
   Rules and Regulations under the Securities Act of 1933 (the "Act"). Said Prospectus covers units of undivided interest in Insured Municipal
   Securities Trust, Series 23 & New York Navigator Insured Series 2, New
   York Navigator Insured Series 3, and New York Navigator Insured Series 6
   & New Jersey Navigator Insured Series 3, covered by prospectuses heretofore filed as part of separate registration statements on Form S-6 (Registration Nos. 33-31426, 33-34944 and 33-37849, respectively) under the Act. This filing constitutes Post-Effective Amendment No. 9 for
   Series 23 & New York Navigator Insured Series 2, New York Navigator
   Insured Series 3, and Post-Effective Amendment No. 8 for New York
   Navigator Insured Series 6 & New Jersey Navigator Insured Series 3.

   Each of the Registrants filed a Rule 24f-2 Notice for its fiscal year ended December 31, 1998 on or about March 31, 1999.


786.1

                     Prospectus Part A Dated April 30, 1999


                       INSURED MUNICIPAL SECURITIES TRUST

                                    SERIES 23

--------------------------------------------------------------------------------

                  The Trust is a unit investment trust designated Series 23 ("Insured Municipal Trust") with an underlying portfolio of long-term insured tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law but may be subject to state and local taxes. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be subject to the federal individual and corporate alternative minimum tax and to state and local taxes. (See "Description of Portfolio" in this Part A for a description of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors, Inc. and Gruntal & Co., L.L.C. (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.


                  This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1998 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                  THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, at the time originally deposited in the Trust. The "AAA" rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus, and for a list of ratings on the Evaluation Date see the "Portfolio."

109804.1

                  Some of the Bonds may be "Zero Coupon Bonds", which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of any current interest. Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part A. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of issuers of the Bonds or the insurers thereof to meet their obligations.

                  Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.

                  Each Unit in the Trust represents a 1/3992nd undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.

                  INSURANCE. Each of the Bonds in the Trust is insured by a municipal bond guaranty insurance policy obtained by either the Sponsor ("Sponsor-Insured Bonds") or the issuers of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies (the "Insurance Companies"), described under "Insurance on the Bonds" in Part B of this Prospectus, covering scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds (although the insurance, including insurance obtained by MBIA Corp., does guarantee payment of principal and interest in such amounts and at such times as such amounts would have been due absent such acceleration). The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolio, and does not remove market risks or guarantee the market value of the Units in the Trust. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. For a discussion of the effect of an occurrence of nonpayment of principal or interest on any Bonds in the Trust, see "Portfolio Supervision" in Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds. In addition, investors should be aware that, subsequent to the Date of Deposit, the rating of the claims paying ability of the insurer of an underlying Bond may be downgraded, which may result in a downgrading of the rating of the Units in the Trust.

109804.1

The approximate percentage of the aggregate principal amount of the portfolio that is insured by each insurance company is as follows: AMBAC Indemnity Corp. ("AMBAC"), 14.9%; Capital Guaranty Insurance Company ("Capital Guaranty"), 73.3%; and MBIA Corp., 11.8%.

                  PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 3.25% of the Public Offering Price, or 3.359% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $629.19 plus accrued interest of $7.57 under the monthly distribution plan, $10.89 under the semi-annual distribution plan and $10.79 under the annual distribution plan, for a total of $636.76, $640.08 and $639.98, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


                  ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

                  Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

                  Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

                  The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with the changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to

109804.1

Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

                  A schedule of cash flow projections is available from the Sponsor upon request.

                  DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will initially receive distributions in accordance with the distribution plan chosen by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of the Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information".)


                  MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units at prices based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 3.25% of the Public Offering Price (3.359% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based on the aggregate bid price of the Bonds. (See "Liquidity--Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)

109804.1




                                        INSURED MUNICIPAL SECURITIES TRUST
                                                     SERIES 23


                             SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1998




Date of Deposit*:  May 10, 1990                        Minimum Principal Distribution:
Principal Amount of Bonds ...     $2,410,000              $1.00 per Unit.
Number of Units .............     3,992                Weighted Average Life to Maturity:
Fractional Undivided Inter-                               9.8 Years.
  est in Trust per Unit .....     1/3992               Minimum Value of Trust:
Principal Amount of                                       Trust may be terminated if value
  Bonds per Unit ............     $603.71                 of Trust is less than $2,000,000
Secondary Market Public                                   in principal amount of Bonds.
  Offering Price**                                     Mandatory Termination Date:
  Aggregate Bid Price                                     The earlier of December 31, 2039
    of Bonds in Trust .......     $2,432,616+++           or the disposition of the last
  Divided by 3,992 Units ....     $609.37                 Bond in the Trust.
  Plus Sales Charge of 3.25%                           Trustee***:  The Chase Manhattan
    of Public Offering Price.     $19.82                  Bank.
  Public Offering Price                                Trustee's Annual Fee:  Monthly
    per Unit ................     $629.19+                plan $.97 per $1,000; semi-annual
Redemption and Sponsors'                                  plan $.51 per $1,000; and annual
  Repurchase Price                                        plan is $.33 per $1,000.
  per Unit ..................     $609.37+             Evaluator:  Kenny S&P Evaluation
                                         +++              Services.
                                         ++++          Evaluator's Fee for Each
Excess of Secondary Market                                Evaluation:  Minimum of $15 plus
  Public Offering Price                                   $.25 per each issue of Bonds in
  over Redemption and                                     excess of 50 issues (treating
  Sponsors' Repurchase                                    separate maturities as separate
  Price per Unit ............     $19.82++++              issues).
Difference between Public                              Sponsors:  Reich & Tang
  Offering Price per Unit                                 Distributors, Inc. & Gruntal &
  and Principal Amount per                                Co., L.L.C.
  Unit Premium/(Discount) ...     $25.48               Sponsors' Annual Fee:  Maximum of
Evaluation Time:  4:00 p.m.                               $.25 per $1,000 principal amount
  New York Time.                                          of Bonds (see "Trust Expenses and
                                                          Charges" in Part B of this Prospectus).



                       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                              Monthly          Semi-Annual            Annual
                                              Option             Option               Option
                                              -------          -----------            ------


Gross annual interest income# .........         $41.10               $41.10               $41.10
Less estimated annual fees and
  expenses ............................           1.63                 1.38                 2.34
Estimated net annual interest                   ______               ______               ______
  income (cash)# ......................         $39.47               $39.72               $38.76
Estimated interest distribution# ......           3.29                19.86                38.76
Estimated daily interest accrual# .....          .1096                .1103                .1077
Estimated current return#++ ...........          6.27%                6.31%                6.16%
Estimated long term return++ ..........          4.26%                4.30%                4.15%
Record dates ..........................        1st of             Dec. 1 and             Dec. 1
                                               each month         June 1
Interest distribution dates ...........        15th of            Dec. 15 and            Dec. 15
                                               each month         June 15

109804.1

                  Footnotes to Summary of Essential Information

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.


  ** Certain amounts distributable as of December 31, 1998, may be reported in the Summary of Essential Information as if they had been distributed at year-end.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


   + Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $7.57 monthly, $10.89 semi-annually and $10.79 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.

                      FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                                                    Distribu-
                                                                                                    tions of
                                                           Distributions of Interest                Principal
                                                          During the Period (per Unit)              During
                                         Net Asset*                       Semi-                       the
                         Units Out-        Value          Monthly         Annual          Annual     Period
Period Ended              standing        Per Unit        Option          Option          Option    (Per Unit)
------------             ----------      ----------       -------         ------          ------    ----------


December 31, 1996               4,221         $704.13       $55.92          $56.28           $55.86      $241.91
December 31, 1997               3,992          698.38        45.13           45.52            45.18         8.81
December 31, 1998               3,992          629.80        43.62           44.01            43.65        58.62


--------

* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

109804.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1998



DESCRIPTION OF PORTFOLIO


                  The portfolio of the Trust consists of 7 issues representing obligations of issuers located in 6 states. The Sponsors have not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. Approximately 10.0% of the Bonds are obligations of state and local housing authorities; approximately 38.0%* are hospital revenue bonds; approximately 14.9% were issued in connection with the financing of nuclear generating facilities; and approximately 1.87% are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the Bonds are general obligation bonds. Seven issues representing $2,410,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Courthouse 1, Federally Assisted Housing 1, Hospital 2, Mortgage Revenue 1, Nuclear Power 1 and Special Obligation 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

                  As of December 31, 1998, $955,000 (approximately 39.7% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $240,000 (approximately 10.0% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 16.8% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, none were purchased at a premium and approximately 43.5% were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


                  None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.

--------
* A trust is considered to be "concentrated" in a particular category or industry when the securities in that category or industry constitute 25% or more of the aggregate face amount of the portfolio. See Part B for disclosure, including risk factors, regarding this concentration.

109804.1

                        Report of Independent Accountants

To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, Series 23



In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, Series 23 (the "Trust") at December 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the three years then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the Trustee, provide a reasonable basis for the opinion expressed above.



/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, MA
March 19, 1999



Insured Municipal Securities Trust, Series 23
Portfolio
December 31, 1998
------------------------------------------------------------------------------------------------------------------------------------




                Aggregate                                                                      Coupon Rate/
  Portfolio     Principal      Name of Issuer and                               Ratings         Date(s) of
     No.         Amount          Title of Bonds                                   (1)          Maturity (2)

     1       $     45,000     Alaska Hsg. Finc. Corp. Colltzd. Bonds              AAA         7.450%
                              1989 First Series (MBIA Corp.)                                  12/01/2029

     2            415,000     Ill. Hlth. Facs. Auth. Rev. Rfndg. Bonds            AAA         7.600
                              (Michael Reese Hosp. & Med. Cntr.)                              2/15/2019
                              Series 1989 A (Capital Guaranty)

     3            500,000     Ind. Hlth. Fac. Finc. Auth. Hosp. Rev. Bonds        AAA         7.750
                              (Bartholomew Cnty. Hosp. Prjt.) Series 1990                     8/15/2020
                              (Capital Guaranty)

     4            300,000     Triborough Bridge & Tunnel Auth. N.Y. Mtg.          AAA         7.125
                              Recording Tax Spec. Oblig. Bonds Series 1989                    1/01/2019
                              A (Capital Guaranty)

     5            550,000     Lawrence Cnty. S.D. Lease Certs. of Part.           AAA         7.650
                              (Lawrence Cnty. Courthouse Prjt.)                               7/01/2010
                              (Capital Guaranty)

     6            360,000     Matagorda Cnty. Tx. Navgtion. Dstrct. No. One       AAA         7.500
                              Adjustable Rate Colltzd. Poll. Cntrl. Rev. Bonds,               12/15/2014
                              (Central Pwr. & Lt. Co. Prjt.) Series 1984 A
                              (AMBAC)

     7            240,000     Ill. Hsg. Dev. Auth. Multi-fam. Hsg. Rev.           AAA         0.000
                              Bonds 1983 Series A (MBIA Corp.)                                7/01/2025

             ------------
             $  2,410,000     Total Investments (Cost $2,168,501)
             ============


                         Redemption
                       Feature (2)(4)
  Portfolio           S.F.-Sinking Fund                 Market
     No.                Ref.-Refunding                 Value (3)

     1              6/01/11 @ 100 S.F.                 $ 46,806
                    6/01/00 @ 102 Ref.

     2              2/15/06 @ 100 S.F.                  531,387
                    2/15/99 @ 101 Ref.

     3              8/15/07 @ 100 S.F.                  543,610
                    8/15/00 @ 102 Ref.

     4              Currently @ 100 S.F.                314,847
                    1/01/00 @ 101 Ref.

     5              7/01/01 @ 100 S.F.                  594,786
                    7/01/00 @ 102 Ref.

     6              No Sinking Fund                     383,170
                    12/15/99 @ 103 Ref.

     7              None                                 18,007

                                                     ----------
              Total Investments (Cost $2,168,501)    $2,432,613
                                                     ==========

   See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust, Series 23
Footnotes to Portfolio
--------------------------------------------------------------------------------



1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1998, the net unrealized appreciation of all the bonds was comprised of the following:

             Gross unrealized appreciation       $       269,599
             Gross unrealized depreciation                (5,487)
                                                 ----------------
             Net unrealized appreciation         $       264,112
                                                 ================

4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

   The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust, Series 23

Statement of Net Assets
December 31, 1998
--------------------------------------------------------------------------------


Investments in Securities,
      at Market Value (Cost $2,168,501)                         $2,432,613
                                                                ----------
Other Assets
      Accrued Interest                                              59,758
      Cash                                                          21,777
                                                                ----------
           Total Other Assets                                       81,535
                                                                ----------
Net Assets (3,992 Units of Fractional Undivided
      Interest Outstanding, $629.80 per Unit)                   $2,514,148
                                                                ==========




    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust, Series 23

Statement of Operations
--------------------------------------------------------------------------------




                                               For the Years Ended December 31,
                                                1998        1997        1996

Investment Income
      Interest                                $179,254    $192,529    $235,416
                                              --------    --------    --------

Expenses
      Trustee's Fees                             4,753       4,839       5,345
      Evaluator's Fee                            2,733       2,249       2,884
      Sponsor's Advisory Fee                       666         715         903
                                              --------    --------    --------
           Total Expenses                        8,152       7,803       9,132
                                              --------    --------    --------
      Net Investment Income                    171,102     184,726     226,284
                                              --------    --------    --------
Realized and Unrealized Gain (Loss)
      Realized Gain (Loss) on
           Investments                           2,984       8,153     (13,476)

      Unrealized Appreciation
           (Depreciation) on Investments       (39,766)      2,489    (115,877)
                                              --------    --------    --------
      Net Gain (Loss) on Investments           (36,782)     10,642    (129,353)
                                              --------    --------    --------
      Net Increase
           in Net Assets
           Resulting From Operations          $134,320    $195,368     $96,931
                                              ========    ========    ========








    The accompanying notes form an integral part of the financial statements.



Insured Municipal Securities Trust, Series 23

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                    For the Years Ended December 31,
                                                            1998           1997           1996

Operations
Net Investment Income                                   $171,102       $184,726       $226,284
Realized Gain (Loss)
      on Investments                                       2,984          8,153        (13,476)
Unrealized Appreciation
      (Depreciation) on Investments                      (39,766)         2,489       (115,877)
                                                        ---------      --------      ----------

            Net Increase in
                  Net Assets Resulting
                  From Operations                        134,320        195,368         96,931
                                                        ---------      --------      ----------
Distributions to Certificateholders
      Investment Income                                  174,078        184,912        246,143
      Principal                                          234,011         35,170      1,083,719

Redemptions
      Interest                                              ----          2,276          6,668
      Principal                                             ----        157,208        247,246
                                                        ---------      --------      ---------
           Total Distributions
               and Redemptions                           408,089        379,566      1,583,776
                                                        ---------      --------      ---------
           Total (Decrease)                             (273,769)      (184,198)    (1,486,845)

Net Assets
      Beginning of Year                                2,787,917      2,972,115      4,458,960
                                                       ----------     ---------      ---------
      End of Year (Including
           Undistributed Net Investment
           Income of $54,150, $57,126
           and $59,588, Respectively)                 $2,514,148     $2,787,917     $2,787,917
                                                      ==========     ==========     ==========



    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust, Series 23

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a unit of the Trust outstanding: *

                                             For the years ended December 31,
                                               1998        1997        1996

Net Asset Value, Beginning of Year**         $698.38     $704.13     $979.99
                                             -------     -------     --------
    Interest Income                            44.90       46.88       53.67
    Expenses                                   (2.04)      (1.90)      (2.08)
                                             -------     -------     --------
    Net Investment Income                      42.86       44.98       51.59
                                             -------     -------     --------
    Net Gain or Loss on Investments(1)         (9.21)       3.40      (22.72)
                                             -------     -------     --------
Total from Investment Operations               33.65       48.38       28.87
                                             -------     -------     --------
Less Distributions
    to Certificateholders
         Income                                43.61       45.02       56.12
         Principal                             58.62        8.56      247.09
    for Redemptions
         Interest                              ----          .55        1.52
                                             -------     -------     --------
Total Distributions                           102.23       54.13      304.73
                                             -------     -------     --------
Net Asset Value, End of Year**               $629.80     $698.38     $704.13
                                             =======     =======     ========

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1997 and 1996, respectively, and the dates of net gain and loss on investments.


------------
* Unless otherwise stated, based upon average units outstanding during the year of 3,992 ([3,992 + 3,992]/2) for 1998, 4,107 ([3,992 + 4,221]/2) for
      1997 and of 4,386 ([4,221 + 4,550]/2) for 1996.

**    Based upon actual units outstanding



   The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust, Series 23

Notes to Financial Statements
--------------------------------------------------------------------------------


1.  Organization

    Insured Municipal Securities Trust, Series 23 (the "Trust") was organized on May 10, 1990 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

    Effective September 28, 1995, Reich & Tang Distributors, Inc. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor.

2.  Summary of Significant Accounting Policies

    The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

    Interest Income
    Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

    Security Valuation
    Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Insured Municipal Securities Trust, Series 23

Notes to Financial Statements
--------------------------------------------------------------------------------

3.  Income Taxes

    No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.  Trust Administration

    The Chase Manhattan Bank (the "Trustee") has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

    The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

    The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

    The Trust Indenture and Agreement also requires the Trust to redeem units tendered. No units were redeemed for the year ended December 31, 1998. For the years ended December 31, 1997 and 1996, 229 and 329 units were redeemed, respectively.

    The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.33 to $.97 per $1,000 of outstanding investment principal. In addition, a minimum fee of $15.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the years ended December 31, 1998, 1997 and 1996, the "Trustee's Fees" are comprised of Trustee fees of $2,451, $2,454 and $3,272 and other expenses of $2,302, $2,385 and $2,073, respectively. The other expenses include professional, printing and miscellaneous fees.

Insured Municipal Securities Trust, Series 23

Notes to Financial Statements
--------------------------------------------------------------------------------

5.  Net Assets

    At December 31, 1998, the net assets of the Trust represented the interest of Certificateholders as follows:

               Original cost to Certificateholders               $     5,092,720
               Less Initial Gross Underwriting Commission                249,543
                                                                 ---------------
                                                                       4,843,177
               Accumulated Cost of Securities Sold,
                   Matured or Called                                 (2,687,293)
               Net Unrealized Appreciation                               264,112
               Undistributed Net Investment Income                        54,150
               Undistributed Proceeds From Investments                    40,002
                                                                 ---------------

                   Total                                         $     2,514,148
                                                                 ===============
     The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 5,000 units of fractional undivided interest of the Trust as of the date of deposit.

     Undistributed net investment income includes accumulated accretion of original issue discount of $12,617.

6.   Concentration of Credit Risk

     Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

                     Prospectus Part A Dated April 30, 1999



                       INSURED MUNICIPAL SECURITIES TRUST
                           NEW YORK NAVIGATOR INSURED

                                    SERIES 2

--------------------------------------------------------------------------------


               The Trust is a unit investment trust designated Series 2 ("New York Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds and was formed to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New York State and City personal income tax. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors, Inc. and Gruntal & Co., L.L.C. (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.


               This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1998 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.



      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

               THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies. All of the Bonds in the Trust were rated "AAA" by Standard & Poor's

109751.1

Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus.

               Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in each Trust, and the cost of such Bonds to that Trust, see "Description of Portfolio" in this Part
A). The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations.

               Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. (See "Portfolio" in Part B of this Prospectus.)


               Each Unit in the Trust represents a 1/4414th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.


               INSURANCE. Each of the Bonds in the New York Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsors (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New York Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the New York Navigator Trust may be Pre-Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

               Some of the Bonds in the New York Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies").

               None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of he insurance are more fully described herein. No representation is made

109751.1
herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.


               All of the Bonds in the New York Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 13.1% of the Bonds in the New York Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Portfolio that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: Capital Guaranty Insurance Company ("Capital Guaranty"), 13.1%.




               PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 1.6% of the Public Offering Price, or 1.626% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $454.42 plus accrued interest of $3.81 under the monthly distribution plan, $6.04 under the semi-annual distribution plan and $6.03 under the annual distribution plan, for a total of $458.23, $460.46 and $460.45, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


               ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return."

               Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information.")

                     Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast

109751.1
to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

               The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information." See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

               A schedule of cash flow projections is available from the Sponsors upon request.

               DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


               MARKET FOR UNITS. The Sponsors, although not obligated to do so, presently maintain and intend to continue to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 1.6% of the Public Offering Price (1.626% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)

109751.1



                       INSURED MUNICIPAL SECURITIES TRUST
                           NEW YORK NAVIGATOR INSURED
                                    SERIES 2


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1998
            --------------------------------------------------------



Date of Deposit*:  May 10, 1990                             Weighted Average Life to
Principal Amount of Bonds ..        $1,905,000                 Maturity:  3.0 Years.
Number of Units ............        4,414                   Minimum Value of Trust:
Fractional Undivided Inter-                                    Trust may be terminated if
  est in Trust per Unit ....        1/4414                     value of Trust is less than
Principal Amount of                                            $2,400,000 in principal amount
  Bonds per Unit ...........        $431.58                    of Bonds.
Secondary Market Public                                     Mandatory Termination Date:
  Offering Price**                                             The earlier of December 31,
  Aggregate Bid Price                                          2039 or the disposition of the
    of Bonds in Trust ......        $1,974,624.90+++           last Bond in the Trust.
  Divided by 4,414 Units ...        $447.35                 Trustee***:  The Chase Manhattan
  Plus Sales Charge of 1.6%                                    Bank.
    of Public Offering Price        $7.07                   Trustee's Annual Fee:  Monthly
  Public Offering Price                                        plan $1.00 per $1,000; semi-
    per Unit ...............        $454.42+                   annual plan $.54 per $1,000;
Redemption and Sponsors'                                       and annual plan is $.36 per
  Repurchase Price                                             $1,000.
  per Unit .................        $447.35+                Evaluator:  Kenny S&P Evaluation
                                           +++                 Services.
                                           ++++             Evaluator's Fee for Each
Excess of Secondary Market                                     Evaluation:  Minimum of $15
  Public Offering Price                                        plus $.25 per each issue of
  over Redemption and                                          Bonds in excess of 50 issues
  Sponsors' Repurchase                                         (treating separate maturities
  Price per Unit ...........        $7.07++++                  as separate issues).
Difference between Public                                   Sponsors:  Reich & Tang
  Offering Price per Unit                                      Distributors, Inc. and Gruntal
  and Principal Amount per                                     & Co., L.L.C.
  Unit Premium/(Discount) ..        $22.84                  Sponsors' Annual Fee:  Maximum
Evaluation Time:  4:00 p.m.                                    of $.25 per $1,000 principal
  New York Time.                                               amount of Bonds (see "Trust
Minimum Principal Distribution:                                Expenses and Charges" in
  $1.00 per Unit.                                              Part B of this Prospectus).



       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED
       ------------------------------------------------------------------

                                            Monthly               Semi-Annual           Annual
                                            Option                  Option              Option
                                            -------               -----------           ------

Gross annual interest income# .........      $28.08                  $28.08            $28.08
Less estimated annual fees and
  expenses ............................        1.46                    1.44              1.54
Estimated net annual interest                ______                  ______            ______
  income (cash)# ......................      $26.62                  $26.64            $26.54
Estimated interest distribution# ......        2.22                   13.32             26.54
Estimated daily interest accrual# .....       .0739                   .0740             .0737
Estimated current return#++ ...........       5.86%                   5.86%             5.84%
Estimated long term return++ ..........       2.14%                   2.15%             2.13%
Record dates ..........................       1st of              Dec. 1 and           Dec. 1
                                              each month          June 1
Interest distribution dates ...........       15th of             Dec. 15 and          Dec. 15
                                              each month          June 15

109751.1

                  Footnotes to Summary of Essential Information
                  ---------------------------------------------

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.


  ** Certain amounts distributable as of December 31, 1998, may be reported in the Summary of Essential Information as if they had been distributed at year-end.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
       1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


   +   Plus   accrued   interest  to  the   expected   date  of   settlement
       (approximately three business days after purchase) of $3.81 monthly, $6.04 semi-annually and $6.03 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.

                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:

                                                                                         Distribu-
                                                                                         tions of
                                                 Distributions of Interest               Principal
                                                During the Period (per Unit)              During
                                  Net Asset*                   Semi-                       the
                    Units Out-      Value       Monthly        Annual        Annual      Period
Period Ended         standing      Per Unit     Option         Option        Option     (Per Unit)
------------        ----------    ----------    -------        ------        ------     ----------

December 31, 1996    5,105          $1,028.44   $69.78        $70.32        $70.26      $ 38.46
December 31, 1997    4,764           1,008.91    72.52         67.55         67.56         4.07
December 31, 1998    4,414             453.32    53.57         54.02         53.79       531.26


--------------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

109751.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1998



DESCRIPTION OF PORTFOLIO


               The portfolio of the Trust consists of 7 issues representing obligations of 6 issuers located in the state of New York. The Sponsors have not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 2.1% are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One of the issues representing $5,000 of the principal amount of the Bonds is a general obligation bond. All six of the remaining issues representing $1,900,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Correctional Facilities 1, Hospital 1, Special Obligations 1, University 1, Water 1, and Water and Sewer 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.



               As of December 31, 1998, $1,415,000 (approximately 74.3% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, none were Zero Coupon Bonds. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 25.7% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus. All of the Bonds are subject to redemption prior to maturity pursuant to sinking fund or call provisions.


               None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.

109751.1

                        Report of Independent Accountants

To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, New York Navigator
Insured Series 2



In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New York Navigator Insured Series 2 (the "Trust") at December 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the three years then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the Trustee, provide a reasonable basis for the opinion expressed above.



/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, MA
March 19, 1999

Insured Municipal Securities Trust,
New York Navigator Insured Series 2
Portfolio
December 31, 1998
-------------------------------------------------------------------------------




                Aggregate                                                                      Coupon Rate/
  Portfolio     Principal      Name of Issuer and                               Ratings         Date(s) of
     No.         Amount          Title of Bonds                                   (1)          Maturity (2)

     1       $    450,000     N.Y. State Dorm. Auth. State Univ. Ed. Facs.        AAA         7.700%
                              Rev. Bonds Series 1990 A (MBIA Corp.)                           5/15/2012

     2             40,000     N.Y. State Med. Care Facs. Finc. Agncy. Hosp. &     AAA         8.000
                              Nrsg. Home Insrd. Mtg. Rev. Bonds Series 1988 A                 2/15/2028
                              (MBIA Corp.)

     3            500,000     N.Y. State Urban Dev. Corp. Correc. Facs. Rev.      AAA         6.000
                              Bonds Series G (MBIA Corp.)                                     1/01/2019

     4              5,000     N.Y. City Gen. Oblig. Rev. Bonds Fiscal 1989        AAA         6.500
                              Series C (MBIA Corp.)                                           8/15/2018

     5            160,000     N.Y. City Muni. Wtr. Finc. Auth. Wtr. & Swr.        AAA         5.000
                              Sys. Rev. Bonds Fiscal 1987 Series A                            6/15/2017
                              (MBIA Corp.)

     6            500,000     N.Y. City Muni. Wtr. Finc. Auth. Wtr. & Swr.        AAA         6.000
                              Sys. Rev. Bonds Fiscal 1990 Series A                            6/15/2019
                              (MBIA Corp.)

     7            250,000     Triborough Bridge & Tunnel Auth. N.Y. Mtg.          AAA         7.125
                              Recording Tax Spec. Oblig. Bonds Series 1989 A                  1/01/2019
                              (Capital Guaranty)

             ------------
             $  1,905,000     Total Investments (Cost $1,663,434)
             ============



                    Redemption
                  Feature (2)(4)
  Portfolio      S.F.-Sinking Fund        Market
     No.          Ref.-Refunding         Value (3)


     1          5/15/06 @ 100 S.F.   $        485,190
                5/15/00 @ 102 Ref.

     2          No Sinking Fund                40,946
                1/31/99 @ 102 Ref.


     3          1/01/18 @ 100 S.F.            506,680
                1/01/00 @ 100 Ref.

     4          No Sinking Fund                 5,019
                2/15/99 @ 100 Ref.

     5          6/15/15 @ 100 S.F.            159,997
                1/31/99 @ 100 Ref.


     6          6/15/17 @ 100 S.F             514,420
                6/15/99 @ 100 Ref.


     7          Currently @ 100 S.F.          262,373
                1/01/00 @ 101 Ref.
                                       --------------
                                       $    1,974,625
                                       ==============




See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 2
Footnotes to Portfolio
------------------------------------------------------------------------------



1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1998, the net unrealized appreciation of all the bonds was comprised of the following:

               Gross unrealized appreciation       $       311,378
               Gross unrealized depreciation                  (187)
                                                   ----------------

               Net unrealized appreciation         $       311,191
                                                   ================

4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 2
Statement of Net Assets
December 31, 1998
-----------------------------------------------------------------------------


Investments in Securities,
      at Market Value (Cost $1,663,434)                    $    1,974,625
                                                           --------------

Other Assets
      Accrued Interest                                             31,344
                                                           --------------
           Total Other Assets                                      31,344
                                                           --------------

Liabilities
      Advance from Trustee                                          4,996
                                                           --------------
           Total Liabilities                                        4,996
                                                           --------------

Excess of Other Assets over Total Liabilities                      26,348
                                                           --------------

Net Assets (4,414 Units of Fractional Undivided
      Interest Outstanding, $453.32 per Unit)              $    2,000,973
                                                           ==============




The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 2
Statement of Operations
------------------------------------------------------------------------------


                                           For the Years Ended December 31,
                                             1998         1997         1996

Investment Income
      Interest                        $   214,676  $   341,252  $   381,111
                                      -----------  -----------  -----------

Expenses
      Trustee's Fees                        5,786        6,986        6,608
      Evaluator's Fee                       2,439        2,009        2,191
      Sponsor's Advisory Fee                1,068        1,222        1,399
                                      -----------  -----------  -----------

           Total Expenses                   9,293       10,217       10,198
                                      -----------  -----------  -----------

      Net Investment Income               205,383      331,035      370,913
                                      -----------  -----------  -----------

Realized and Unrealized Gain (Loss)
      Realized Gain (Loss) on
           Investments                     66,126        8,313       (3,652)

      Unrealized (Depreciation)
           on Investments                (135,035)     (84,001)    (146,463)
                                      -----------  -----------  -----------

      Net (Loss) on Investments           (68,909)     (75,688)    (150,115)
                                      -----------  -----------  -----------

      Net Increase
           in Net Assets
           Resulting From Operations  $   136,474  $   255,347  $   220,798
                                      ===========  ===========  ===========



The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 2
Statement of Changes in Net Assets
-----------------------------------------------------------------------------




                                                              For the Years Ended December 31,
                                                       1998                        1997                     1996

Operations
Net Investment Income                         $     205,383               $     331,035            $     370,913
Realized Gain (Loss)
      on Investments                                 66,126                       8,313                   (3,652)
Unrealized (Depreciation)
      on Investments                               (135,035)                    (84,001)                (146,463)
                                              -------------               -------------            -------------

            Net Increase in
                  Net Assets Resulting
                  From Operations                   136,474                     255,347                  220,798
                                              -------------               -------------            -------------

Distributions to Certificateholders
      Investment Income                             248,131                     332,388                  371,528
      Principal                                   2,465,052                      19,714                  202,038

Redemptions
      Interest                                        4,344                       5,698                   12,153
      Principal                                     224,415                     341,306                  560,900
                                              -------------               -------------            -------------

           Total Distributions
               and Redemptions                    2,941,942                     699,106                1,146,619
                                              -------------               -------------            -------------

           Total (Decrease)                      (2,805,468)                   (443,759)                (925,821)

Net Assets
      Beginning of Year                           4,806,441                   5,250,200                6,176,021
                                              -------------               -------------            -------------

      End of Year (Including
           Undistributed Net Investment
           Income of $26,346, $73,438
           and $80,489, Respectively)          $  2,000,973                $  4,806,441             $  5,250,200
                                              =============               =============            =============




The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 2
Financial Highlights
------------------------------------------------------------------------------



           Selected data for a unit of the Trust outstanding: *
                                                                         For the years ended December 31,
                                                                1998                 1997                 1996

           Net Asset Value, Beginning of Year**              $ 1,008.91           $ 1,028.44          $ 1,095.23
                                                             ----------           ----------          ----------

               Interest Income                                    46.78                69.15               70.94
               Expenses                                           (2.03)               (2.07)              (1.90)
                                                             ----------           ----------          ----------
               Net Investment Income                              44.75                67.08               69.04
                                                             ----------           ----------          ----------
               Net Gain or Loss on Investments(1)                 (8.15)              (14.12)             (26.80)
                                                             ----------           ----------          ----------

           Total from Investment Operations                       36.60                52.96               42.24
                                                             ----------           ----------          ----------

           Less Distributions
               to Certificateholders
                    Income                                        54.07                67.35               69.16
                    Principal                                    537.17                 3.99               37.61
               for Redemptions
                    Interest                                        .95                 1.15                2.26
                                                             ----------           ----------          ----------

           Total Distributions                                   592.19                72.49              109.03
                                                             ----------           ----------          ----------

           Net Asset Value, End of Year**                    $   453.32           $ 1,008.91          $ 1,028.44
                                                             ==========           ==========          ==========


(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1998, 1997 and 1996, respectively, and the dates of net gain and loss on investments.

--------
     * Unless otherwise stated, based upon average units outstanding during the year of 4,589 ([4,414 + 4,764]/2) for 1998, 4,935 ([4,764 +
           5,105]/2) for 1997 and of 5,372 ([5,105 + 5,639]/2) for 1996.

    **     Based upon actual units outstanding



The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 2
Notes to Financial Statements
------------------------------------------------------------------------------

1.         Organization

           Insured Municipal Securities Trust, New York Navigator Insured Series 2 (the "Trust") was organized on May 10, 1990 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

           Effective September 28, 1995, Reich & Tang Distributors, Inc. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor.

2.         Summary of Significant Accounting Policies

           The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. Interest income is recorded on the accrual basis.

           Security Valuation
           Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Insured Municipal Securities Trust,
New York Navigator Insured Series 2
Notes to Financial Statements
------------------------------------------------------------------------------

3.         Income Taxes

           No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.         Trust Administration

           The Chase Manhattan Bank (the "Trustee") has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

           The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

           The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

           The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1998, 1997 and 1996, 350, 341 and 534 units were redeemed, respectively.

           The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.36 to $1.00 per $1,000 of outstanding investment principal. In addition, a minimum fee of $15.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the years ended December 31, 1998, 1997 and 1996, the "Trustee's Fees" are comprised of Trustee fees of $3,115, $4,099 and $4,564 and other expenses of $2,671, $2,887 and $2,044, respectively. The other expenses include professional, printing and miscellaneous fees.

Insured Municipal Securities Trust,
New York Navigator Insured Series 2
Notes to Financial Statements
------------------------------------------------------------------------------


5.         Net Assets

           At December 31, 1998, the net assets of the Trust represented the interest of Certificateholders as follows:

Original cost to Certificateholders              $     6,065,183
Less Initial Gross Underwriting Commission               297,194
                                                 ---------------
                                                       5,767,989
Accumulated Cost of Securities Sold,
    Matured or Called                                (4,104,555)
Net Unrealized Appreciation                              311,191
Undistributed Net Investment Income                       26,346
Undistributed Proceeds From Investments                        2
                                                 ---------------

    Total                                        $     2,000,973
                                                 ===============

           The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 6,000 units of fractional undivided interest of the Trust as of the date of deposit.

6.         Concentration of Credit Risk

           Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

                     Prospectus Part A Dated April 30, 1999



                       INSURED MUNICIPAL SECURITIES TRUST
                           NEW YORK NAVIGATOR INSURED

                                    SERIES 3

--------------------------------------------------------------------------------


               The Trust is a unit investment trust designated Series 3 ("New York Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds and was formed to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New York State and City personal income tax. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors, Inc. and Gruntal & Co., L.L.C. (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.


               This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1998 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.



      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


               THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies. All of the Bonds in the Trust were rated "AAA" by Standard & Poor's

109761.1

Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus. (See "Portfolio" in Part B of this Prospectus.)

               Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in each Trust, and the cost of such Bonds to that Trust, see "Description of Portfolio" in this Part
A). The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations.

               Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. (See "Portfolio" in Part B of this Prospectus.)


               Each Unit in the Trust represents a 1/4242nd undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.


               INSURANCE. Each of the Bonds in the New York Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsors (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New York Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the New York Navigator Trust may be Pre-Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

               Some of the Bonds in the New York Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies").

               None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described herein. No representation is made

109761.1
herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.


               All of the Bonds in the New York Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 53.6% of the Bonds in the New York Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Portfolio that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: Bond Investors Guaranty ("BIG"), 1.0%; and Municipal Bond Investors Assurance Corporation ("MBIA"), 43.6%.



               PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 2.2% of the Public Offering Price, or 2.249% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been available for sale on the Evaluation Date, the Public Offering Price per Unit would have been $756.94 plus accrued interest of $5.39 under the monthly distribution plan, $9.26 under the semi-annual distribution plan and $9.25 under the annual distribution plan, for a total of $762.33, $766.20 and $766.19, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


               ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return."

               Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information.")

               Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates

109761.1
on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

               The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information." See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

               A schedule of cash flow projections is available from the Sponsors upon request.

               DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


               MARKET FOR UNITS. The Sponsors, although not obligated to do so, presently maintain and intend to continue to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 2.2% of the Public Offering Price (2.249% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)

109761.1

                       INSURED MUNICIPAL SECURITIES TRUST
                           NEW YORK NAVIGATOR INSURED
                                    SERIES 3


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1998
            --------------------------------------------------------




Date of Deposit*:  June 28, 1990                                Weighted Average Life to
Principal Amount of Bonds ...           $2,980,000                 Maturity:  4.2 Years.
Number of Units .............           4,242                   Minimum Value of Trust:
Fractional Undivided Inter-                                        Trust may be terminated if
  est in Trust per Unit .....           1/4242                     value of Trust is less than
Principal Amount of                                                $2,400,000 in principal amount
  Bonds per Unit ............           $702.50                    of Bonds.
Secondary Market Public                                         Mandatory Termination Date:
  Offering Price**                                                 The earlier of December 31,
  Aggregate Bid Price                                              2039 or the disposition of the
    of Bonds in Trust .......           $3,141,020+++              last Bond in the Trust.
  Divided by 4,242 Units ....           $740.46                 Trustee***:  The Chase Manhattan
  Plus Sales Charge of 2.2%                                        Bank.
    of Public Offering Price            $16.48                  Trustee's Annual Fee:  Monthly
  Public Offering Price                                            plan $.98 per $1,000; semi-
    per Unit ................           $756.94+                   annual plan $.52 per $1,000;
Redemption and Sponsors'                                           and annual plan is $.34 per
  Repurchase Price                                                 $1,000.
  per Unit ..................           $740.46+                Evaluator:  Kenny S&P Evaluation
                                               +++                 Services.
                                               ++++             Evaluator's Fee for Each
Excess of Secondary Market                                         Evaluation:  Minimum of $8 plus
  Public Offering Price                                            $.25 per each issue of Bonds in
  over Redemption and                                              excess of 50 issues (treating
  Sponsors' Repurchase                                             separate maturities as separate
  Price per Unit ............           $16.48++++                 issues).
Difference between Public                                       Sponsors:  Reich & Tang
  Offering Price per Unit                                          Distributors, Inc. and Gruntal
  and Principal Amount per                                         & Co., L.L.C.
  Unit Premium/(Discount) ...           $54.44                  Sponsors' Annual Fee:  Maximum of
Evaluation Time:  4:00 p.m.                                        $.25 per $1,000 principal
  New York Time.                                                   amount of Bonds (see "Trust
Minimum Principal Distribution:                                    Expenses and Charges" in Part B
  $1.00 per Unit.                                                  of this Prospectus).



       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED
       ------------------------------------------------------------------

                                                Monthly             Semi-Annual        Annual
                                                Option                Option           Option
                                                -------             -----------        ------

Gross annual interest income# .........         $47.90              $47.90             $47.90
Less estimated annual fees and
  expenses ............................           1.83                1.55               1.70
Estimated net annual interest                   ______              ______             ______
  income (cash)# ......................         $46.07              $46.35             $46.20
Estimated interest distribution# ......           3.84               23.18              46.20
Estimated daily interest accrual# .....          .1280               .1288              .1283
Estimated current return#++ ...........          6.09%               6.12%              6.10%
Estimated long term return++ ..........          2.96%               3.00%              2.98%
Record dates ..........................         1st of              Dec. 1 and          Dec. 1
                                                each month          June 1
Interest distribution dates ...........         15th of             Dec. 15 and         Dec. 15
                                                each month          June 15

109761.1

                  Footnotes to Summary of Essential Information
                  ---------------------------------------------

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.


  ** Certain amounts distributable as of December 31, 1998 may be reported in the Summary of Essential Information as if they had been distributed at year-end.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
        1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


   +    Plus   accrued   interest  to  the   expected   date  of   settlement
        (approximately three business days after purchase) of $5.39 monthly, $9.26 semi-annually and $9.25 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.

                      FINANCIAL AND STATISTICAL INFORMATION
                      -------------------------------------

Selected data for each Unit outstanding for the periods listed below:


                                                                                              Distribu-
                                                                                              tions of
                                                     Distributions of Interest                Principal
                                                    During the Period (per Unit)               During
                                     Net Asset*                    Semi-                         the
                      Units Out-       Value        Monthly        Annual        Annual        Period
Period Ended           standing       Per Unit      Option         Option        Option       (Per Unit)
------------          ----------     ----------     -------        ------        ------       ----------

December 31, 1996     4,728          $1,085.93      $70.89        $71.50         $71.54       $  1.87
December 31, 1997     4,577           1,018.86       68.84         69.46          69.78         57.75
December 31, 1998     4,242             749.50       60.49         61.05          61.28        251.82



--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

109761.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1998



DESCRIPTION OF PORTFOLIO
------------------------


               The portfolio of the Trust consists of 7 issues representing obligations of 7 issuers located in the State of New York. The Sponsor has participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which 8.5% of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 23.5% are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). Two of the issues representing $450,000 of the principal amount of the Bonds are general obligation bonds. All five of the remaining issues representing $2,530,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Correctional Facility 1, Hospital 1, Judicial Facilities 1 and University 2. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.



               As of December 31, 1998 $600,000 (approximately 20.1% of the aggregate principal amount of the Bonds) were original issue discount bonds. None of the Bonds were Zero Coupon Bonds. Approximately 17.8% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 53.8% were purchased at a premium and approximately 8.39% were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus. All of the Bonds are subject to redemption prior to maturity pursuant to sinking fund or call provisions.


               None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.

109761.1

                        Report of Independent Accountants

To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, New York Navigator
Insured Series 3



In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New York Navigator Insured Series 3 (the "Trust") at December 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the three years then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the Trustee, provide a reasonable basis for the opinion expressed above.



/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, MA
March 19, 1999



Insured Municipal Securities Trust,
New York Navigator Insured Series 3
Portfolio
December 31, 1998
------------------------------------------------------------------------------------------------------------------------------------

                Aggregate                                                                      Coupon Rate/
  Portfolio     Principal      Name of Issuer and                               Ratings         Date(s) of
     No.         Amount          Title of Bonds                                   (1)          Maturity (2)

     1       $    500,000     N.Y. State Dorm. City Univ. Sys. Consldtd.          AAA         5.000%
                              Second Gen. Resolution Rev. Bonds Series                        7/01/2017
                              1990C (MBIA)

     2             30,000     Dorm. Auth. of the State of N.Y. Judicial Facs.     AAA         7.375
                              Lease Rev. Bonds (Suffolk Cnty. Issue)                          7/01/2016
                              Series 1986 (MBIA)

     3            700,000     N.Y. State Dorm. Auth. State Univ. Ed. Facs.        AAA         7.700
                              Rev. Bonds Series 1990A (MBIA)                                  5/15/2012

     4            700,000     N.Y State Med. Care Facs. Finc. Agncy.              AAA         7.450
                              St. Luke's Roosevelt Hosp. Cntr. FHA Insrd.                     2/15/2029
                              Mtg. Rev. Bonds Series B (MBIA)

     5            600,000     N.Y. State Urban Dev. Corp. Correc. Facs. Rev.      AAA         6.000
                              Bonds Series G (MBIA)                                           1/01/2019

     6a           125,000     City of N.Y. Gen. Oblig. Serial Rev. Bonds          AAA         7.750
                              Fiscal 1990 Series I (MBIA)                                     8/15/2024

     6b            75,000     City of N.Y. Gen. Oblig. Serial Rev. Bonds          AAA         7.750
                              Fiscal 1990 Series I (MBIA)                                     8/15/2024

     7            250,000     Yonkers N.Y. Gen. Oblig. Schl. Bonds                AAA         7.375
                              Series 1990C (MBIA)                                             12/01/2009

             ------------
             $  2,980,000     Total Investments (Cost $2,773,083)
             ============


                 Redemption
                 Feature (2)(4)
  Portfolio     S.F.-Sinking Fund           Market
     No.         Ref.-Refunding            Value (3)

     1         No Sinking Fund              $500,320
               7/01/00 @ 100 Ref.

     2         7/01/00 @ 100 S.F.             38,203
               None

     3         5/15/06 @ 100 S.F.            754,740
               5/15/00 @ 102 Ref.

     4         No Sinking Fund               746,340
               2/15/00 @ 102 Ref.

     5         1/01/18 @ 100 S.F.            617,304
               1/01/00 @ 100 Ref.

     6a        No Sinking Fund               130,439
               8/15/99 @ 101.5 Ref.

     6b        No Sinking Fund                78,263
               8/15/99 @ 101.5 Ref.

     7         12/01/04 @ 100 S.F.           273,295
               12/01/00 @ 102 Ref.
                                          ----------
                                          $3,138,904
                                          ==========

   See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 3
Footnotes to Portfolio
--------------------------------------------------------------------------------



1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1998, the net unrealized appreciation of all the bonds was comprised of the following:

             Gross unrealized appreciation              $       365,821
             Gross unrealized depreciation                            -
                                                        ---------------
             Net unrealized appreciation                $       365,821
                                                        ===============

4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

   The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 3
Statement of Net Assets
December 31, 1998
--------------------------------------------------------------------------------

Investments in Securities,
      at Market Value (Cost $2,773,083)                               $3,138,904
                                                                      ----------
Other Assets
      Accrued Interest                                                    65,587
                                                                      ----------
           Total Other Assets                                             65,587
                                                                      ----------
Liabilities
      Advance from Trustee                                                25,117
                                                                      ----------
           Total Liabilities                                              25,117
                                                                      ----------
Excess of Other Assets over Total Liabilities                             40,470
                                                                      ----------
Net Assets (4,242 Units of Fractional Undivided
      Interest Outstanding, $749.50 per Unit)                         $3,179,374
                                                                      ==========





















    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 3
Statement of Operations
--------------------------------------------------------------------------------

                                               For the Years Ended December 31,
                                                1998         1997         1996

Investment Income
      Interest                              $265,218     $323,408     $372,906
                                            --------     --------     --------
Expenses
      Trustee's Fees                           5,900        6,285        6,185
      Evaluator's Fee                          2,438        2,000        2,372
      Sponsor's Advisory Fee                   1,078        1,190        1,353
                                            --------     --------     --------
           Total Expenses                      9,416        9,475        9,910
                                            --------     --------     --------
      Net Investment Income                  255,802      313,933      362,996
                                            --------     --------     --------
Realized and Unrealized Gain (Loss)
      Realized Gain (Loss)
           on Investments                     48,796      (18,169)      21,676

      Unrealized (Depreciation)
           on Investments                   (108,512)     (20,172)    (175,559)
                                            ---------    ---------    ---------
      Net (Loss) on Investments              (59,716)     (38,341)    (153,883)
                                            ---------    ---------    ---------
      Net Increase
           in Net Assets
           Resulting From Operations        $196,086     $275,592     $209,113
                                            =========    =========    =========










    The accompanying notes form an integral part of the financial statements.



Insured Municipal Securities Trust,
New York Navigator Insured Series 3
Statement of Changes in Net Assets
--------------------------------------------------------------------------------




                                                      For the Years Ended December 31,
                                                    1998           1997         1996

Operations
Net Investment Income                           $255,802       $313,933     $362,996
Realized Gain (Loss)
      on Investments                              48,796        (18,169)      21,676
Unrealized (Depreciation)
      on Investments                            (108,512)       (20,172)    (175,559)
                                               ----------     ----------   ---------
            Net Increase in
                  Net Assets Resulting
                  From Operations                196,086        275,592      209,113
                                               ----------     ----------   ---------
Distributions to Certificateholders
      Investment Income                          274,351        319,788      362,240
      Principal                                1,152,580        264,928        8,841

Redemptions
      Interest                                     3,245          1,415       11,978
      Principal                                  249,853        160,420      773,761
                                               ----------     ----------   ---------
           Total Distributions
               and Redemptions                 1,680,029        746,551    1,156,820
                                               ----------     ----------   ---------
           Total (Decrease)                   (1,483,943)      (470,959)    (947,707)

Net Assets
      Beginning of Year                        4,663,317      5,134,276    6,081,983
                                               ----------     ----------   ---------
      End of Year (Including
           Undistributed Net Investment
           Income of $38,354, $60,148
           and $67,418, Respectively)         $3,179,374     $4,663,317   $5,134,276
                                              ==========     ==========   ==========



   The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 3
Financial Highlights
--------------------------------------------------------------------------------


Selected data for a unit of the Trust outstanding: *

                                            For the years ended December 31,
                                           1998         1997         1996


Net Asset Value, Beginning of Year**     $1,018.86    $1,085.93    $1,116.78
                                         ---------    ---------    ----------

    Interest Income                          60.14        69.51        73.31
    Expenses                                 (2.14)       (2.04)       (1.95)
                                         ---------    ---------    ----------
    Net Investment Income                    58.00        67.47        71.36
                                         ---------    ---------    ----------
    Net Gain or Loss on Investments(1)       (3.05)       (8.57)      (26.91)
                                         ---------    ---------    ----------
Total from Investment Operations             54.95        58.90        44.45
                                         ---------    ---------    ----------
Less Distributions
    to Certificateholders
         Income                              62.21        68.73        71.21
         Principal                          261.36        56.94         1.74
    for Redemptions
         Interest                              .74          .30         2.35
                                         ---------    ---------    ----------
Total Distributions                         324.31       125.97        75.30
                                         ---------    ---------    ----------
Net Asset Value, End of Year**             $749.50    $1,018.86    $1,085.93
                                         =========    =========    ==========

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1998, 1997 and 1996, respectively, and the dates of net gain and loss on investments.

--------
* Unless otherwise stated, based upon average units outstanding during the year of 4,410 ([4,242 + 4,577]/2) for 1998, 4,653 ([4,577 + 4,728]/2) for
    1997 and of 5,087 ([4,728 + 5,446]/2) for 1996.

**  Based upon actual units outstanding




   The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 3
Notes to Financial Statements
--------------------------------------------------------------------------------

1.   Organization

     Insured Municipal Securities Trust, New York Navigator Insured Series 3 (the "Trust") was organized on June 28, 1990 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

     Effective September 28, 1995, Reich & Tang Distributors, Inc. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor.

2.   Summary of Significant Accounting Policies

     The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. Interest income is recorded on the accrual basis.

     Security Valuation
     Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Insured Municipal Securities Trust,
New York Navigator Insured Series 3
Notes to Financial Statements
--------------------------------------------------------------------------------

3.   Income Taxes

     No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.   Trust Administration

     The Chase Manhattan Bank (the "Trustee") has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

     The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

     The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

     The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1998, 1997 and 1996, 335, 151 and 718 units were redeemed, respectively.

     The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.34 to $.98 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the years ended December 31, 1998, 1997 and 1996, the "Trustee's Fees" are comprised of Trustee fees of $3,223, $3,487 and $4,106 and other expenses of $2,677, $2,798 and $2,079, respectively. The other expenses include professional, printing and miscellaneous fees.

Insured Municipal Securities Trust,
New York Navigator Insured Series 3
Notes to Financial Statements
--------------------------------------------------------------------------------

5.   Net Assets

     At December 31, 1998, the net assets of the Trust represented the interest of Certificateholders as follows:

            Original cost to Certificateholders           $     6,183,780
            Less Initial Gross Underwriting Commission            303,005
                                                          ---------------
                                                                5,880,775
            Accumulated Cost of Securities Sold,
                Matured or Called                              (3,107,692)
            Net Unrealized Appreciation                           365,821
            Undistributed Net Investment Income                    38,354
            Undistributed Proceeds From Investments                 2,116
                                                          ---------------
                           Total                          $     3,179,374
                                                          ===============

     The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 6,000 units of fractional undivided interest of the Trust as of the date of deposit.

6.   Concentration of Credit Risk

     Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

                     Prospectus Part A Dated April 30, 1999



                       INSURED MUNICIPAL SECURITIES TRUST
                           NEW YORK NAVIGATOR INSURED

                                    SERIES 6

-------------------------------------------------------------------------------


         The Trust is a unit investment trust designated Series 6 ("New York Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds and was formed to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New York State and City personal income tax. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors, Inc. and Gruntal & Co., L.L.C. (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.


         This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1998 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.



      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

         THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies. All of the Bonds in the Trust were rated "AAA" by Standard & Poor's

109758.1

Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus.

         Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in each Trust, and the cost of such Bonds to that Trust, see "Description of Portfolio" in this Part A). The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations.

         Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. (See "Portfolio" in Part B of this Prospectus.)


         Each Unit in the Trust represents a 1/2284th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.


         INSURANCE. Each of the Bonds in the New York Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsors (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New York Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the New York Navigator Trust may be Pre-Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

         Some of the Bonds in the New York Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies").

         None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described herein. No representation is made

109758.1
herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.


         All of the Bonds in the New York Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 17.8% of the Bonds in the New York Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Portfolio that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: Financial Security Assurance Inc. ("Financial Security"), 17.8%.


         PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 2.5% of the Public Offering Price, or 2.564% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $711.11 plus accrued interest of $4.56 under the monthly distribution plan, $8.15 under the semi-annual distribution plan and $8.15 under the annual distribution plan, for a total of $715.67, $719.26 and $719.26, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


         ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return."

         Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information.")

         Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on

109758.1
the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

         The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information." See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

         A schedule of cash flow projections is available from the Sponsors upon request.

         DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


         MARKET FOR UNITS. The Sponsors, although not obligated to do so, presently maintain and intend to continue to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 2.5% of the Public Offering Price (2.564% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)

109758.1



                       INSURED MUNICIPAL SECURITIES TRUST
                           NEW YORK NAVIGATOR INSURED
                                    SERIES 6


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1998
            --------------------------------------------------------




Date of Deposit*:  January 31, 1991                         Weighted Average Life to
Principal Amount of Bonds ...               $1,435,000       Maturity:  3.9 Years.
Number of Units .............               2,284           Minimum Value of Trust: Trust
Fractional Undivided Inter-                                    may be terminated if value of
  est in Trust per Unit .....               1/2284             Trust is less than $1,600,000
Principal Amount of                                            in principal amount of Bonds.
  Bonds per Unit ............               $628.28         Mandatory Termination Date:
Secondary Market Public                                        The earlier of December 31,
  Offering Price**                                             2040 or the disposition of the
Aggregate Bid Price                                            last Bond in the Trust.
    of Bonds in Trust .......               $1,585,182+++   Trustee***:  The Chase Manhattan
  Divided by 2,284 Units ....               $694.04            Bank.
  Plus Sales Charge of 2.5%                                 Trustee's Annual Fee:  Monthly
    of Public Offering Price.               $17.07             plan $1.09 per $1,000; semi-
  Public Offering Price                                        annual plan $.64 per $1,000;
    per Unit ................               $711.11+           and annual plan is $.39 per
Redemption and Sponsors'                                       $1,000.
  Repurchase Price                                          Evaluator:  Kenny S&P Evaluation
  per Unit ..................               $694.04+           Services.
                                                   +++      Evaluator's Fee for Each
                                                   ++++        Evaluation:  Minimum of $8
Excess of Secondary Market                                     plus $.25 per each issue of
  Public Offering Price                                        Bonds in excess of 50 issues
  over Redemption and                                          (treating separate maturities
  Sponsors' Repurchase                                         as separate issues).
  Price per Unit ............               $17.07++++      Sponsors:  Reich & Tang
Difference between Public                                      Distributors, Inc. and Gruntal
  Offering Price per Unit                                      & Co., L.L.C.
  and Principal Amount per                                  Sponsors' Annual Fee:  Maximum
  Unit Premium/(Discount) ...               $82.83             of $.25 per $1,000 principal
Evaluation Time:  4:00 p.m.                                    amount of Bonds (see "Trust
  New York Time.                                               Expenses and Charges" in
Minimum Principal Distribution:                                Part B of this Prospectus).
  $1.00 per Unit.



       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED
       ------------------------------------------------------------------


                                               Monthly                   Semi-Annual               Annual
                                               Option                      Option                  Option
                                               -------                   -----------               ------


Gross annual interest income# .........            $45.33                  $45.33                  $45.33
Less estimated annual fees and
  expenses ............................              2.46                    2.25                    2.27
Estimated net annual interest                      ______                  ______                  ______
  income (cash)# ......................            $42.87                  $43.08                  $43.06
Estimated interest distribution# ......              3.57                   21.54                   43.06
Estimated daily interest accrual# .....             .1191                   .1197                   .1196
Estimated current return#++ ...........             6.03%                   6.06%                   6.05%
Estimated long term return++ ..........             3.48%                   3.51%                   3.50%
Record dates ..........................             1st of              Dec. 1 and                  Dec. 1
                                                    each month          June 1
Interest distribution dates ...........             15th of             Dec. 15 and                 Dec. 15
                                                    each month          June 15


109758.1

                  Footnotes to Summary of Essential Information
                  ---------------------------------------------


   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.


  ** Certain amounts distributable as of December 31, 1998, may be reported in the Summary of Essential Information as if they had been distributed at year-end.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
           1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


   + Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $4.56 monthly, $8.15 semi-annually and $8.15 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.


                      FINANCIAL AND STATISTICAL INFORMATION
                      -------------------------------------


Selected data for each Unit outstanding for the periods listed below:


                                                                                                                        Distribu-
                                                                                                                        tions of
                                                                       Distributions of Interest                        Principal
                                                                      During the Period (per Unit)                       During
                                                   Net Asset*                            Semi-                            the
                                  Units Out-          Value            Monthly            Annual             Annual       Period
Period Ended                      standing          Per Unit          Option             Option             Option      (Per Unit)
------------                      ----------        ----------         -------            ------             ------      ----------


December 31, 1996                     3,327          $1,060.54          $67.95            $68.49             $68.72             -0-
December 31, 1997                     3,159             999.16           65.93             66.43              66.69         $ 57.54
December 31, 1998                     2,284             702.17           53.10             53.48              53.65          271.50

--------

* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

109758.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1998



DESCRIPTION OF PORTFOLIO*
------------------------


         The portfolio of the Trust consists of 5 issues representing obligations of 5 issuers located in the State of New York and in Puerto Rico. The Sponsors have not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 14.0% are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One of the issues representing $95,000 of the principal amount of the Bonds is a general obligation bond. All four of the remaining issues representing $1,340,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Convention Center 1, Hospital 1, University 1 and Water 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.



         As of December 31, 1998, $255,000 (approximately 17.7% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, none of which are Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 55.4% were purchased at a premium and approximately 26.9% were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.

         None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.

--------


* Changes in the Trust Portfolio: From January 1, 1999 to March 19, 1999, 61 Units were redeemed from the Trust.

109758.1

                        Report of Independent Accountants

To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, New York Navigator
Insured Series 6



In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New York Navigator Insured Series 6 (the "Trust") at December 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the three years then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the Trustee, provide a reasonable basis for the opinion expressed above.



/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, MA
March 19, 1999

Insured Municipal Securities Trust,
New York Navigator Insured Series 6
Portfolio
December 31, 1998
------------------------------------------------------------------------------




                Aggregate                                                                      Coupon Rate/
  Portfolio     Principal      Name of Issuer and                               Ratings         Date(s) of
     No.         Amount          Title of Bonds                                   (1)          Maturity (2)

     1       $    500,000     N.Y. State Dorm. Auth. State Univ. Ed. Facs.        AAA         7.700%
                              Rev. Bonds Series 1990A (MBIA Corp.)                            5/15/2012

     2            200,000     N.Y. State Med. Care Facs. Finc. Agency             AAA         7.450
                              St. Luke's Roosevelt Hosp. Cntr. FHA Insrd.                     2/15/2029
                              Mtg. Rev. Bonds Series B (MBIA Corp.)

     3            255,000     N.Y. City Muni. Wtr. Finc. Auth. Wtr. & Swr. Sys.   AAA         6.000
                              Rev. Bonds Series A (MBIA Corp.)                                6/15/2020

     4            385,000     Triborough Bridge & Tunnel Auth. of N.Y. Convntn.   AAA         7.250
                              Cntr. Prjt. Bonds Series E (MBIA Corp.)                         1/01/2010

     5             95,000     Commnwlth. of P.R. Pub. Imprvmnt. Bonds of 1991     AAA         7.300
                              Gen. Oblig. Rev. Bonds (MBIA Corp.)                             7/01/2020

             ------------
             $  1,435,000     Total Investments (Cost $1,424,414)
             ============



                   Redemption
                 Feature (2)(4)
Portfolio       S.F.-Sinking Fund             Market
   No.           Ref.-Refunding              Value (3)


   1           5/15/06 @ 100 S.F.           $539,100
               5/15/00 @ 102 Ref.

   2           No Sinking Fund               213,240
               2/15/00 @ 102 Ref.


   3           No Sinking Fund               264,716
               6/15/00 @ 100 Ref.

   4           1/01/04 @ 100 S.F.            465,769
               None

   5           7/01/11 @ 100 S.F.            102,355
               7/01/00 @ 102 Ref.
                                          ----------
                                          $1,585,180
                                          ==========

See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 6
Footnotes to Portfolio
-------------------------------------------------------------------------------



1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1998, the net unrealized appreciation of all the bonds was comprised of the following:

             Gross unrealized appreciation       $       160,766
             Gross unrealized depreciation                     -
                                                 ---------------
             Net unrealized appreciation         $       160,766
                                                 ===============

4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 6
Statement of Net Assets
December 31, 1998
-----------------------------------------------------------------------------


Investments in Securities,
      at Market Value (Cost $1,424,414)             $    1,585,180
                                                    --------------

Other Assets
      Accrued Interest                                      28,652
                                                    --------------
           Total Other Assets                               28,652
                                                    --------------

Liabilities
      Advance from Trustee                                  10,084
                                                    --------------
           Total Liabilities                                10,084
                                                    --------------

Excess of Other Assets over Total Liabilities               18,568
                                                    --------------

Net Assets (2,284 Units of Fractional Undivided
      Interest Outstanding, $702.17 per Unit)       $    1,603,748
                                                    ==============

The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 6
Statement of Operations
-----------------------------------------------------------------------------


                                           For the Years Ended December 31,
                                             1998        1997        1996

Investment Income
      Interest                        $   133,268 $   225,017 $   239,466
                                      ----------- ----------- -----------
Expenses
      Trustee's Fees                        3,676       4,736       4,996
      Evaluator's Fee                       2,436       2,009       2,373
      Sponsor's Advisory Fee                  701         828         855
                                      ----------- ----------- -----------

           Total Expenses                   6,813       7,573       8,224
                                      ----------- ----------- -----------

      Net Investment Income               126,455     217,444     231,242
                                      ----------- ----------- -----------

Realized and Unrealized Gain (Loss)
      Realized Gain (Loss) on
           Investments                     53,197      (5,388)       (468)

      Unrealized (Depreciation)
           on Investments                (109,536)     (8,664)    (99,506)
                                      ----------- ----------- -----------

      Net (Loss) on Investments           (56,339)    (14,052)    (99,974)
                                      ----------- ----------- -----------

      Net Increase
           in Net Assets
           Resulting From Operations $     70,116 $   203,392 $   131,268
                                      =========== =========== ===========






The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 6
Statement of Changes in Net Assets
-----------------------------------------------------------------------------


                                                             For the Years Ended December 31,
                                                   1998                           1997                     1996

Operations
Net Investment Income                         $    126,455               $     217,444            $     231,242
Realized Gain (Loss)
      on Investments                                53,197                      (5,388)                    (468)
Unrealized (Depreciation)
      on Investments                              (109,536)                     (8,664)                 (99,506)
                                              ------------               -------------            -------------

            Net Increase in
                  Net Assets Resulting
                  From Operations                   70,116                     203,392                  131,268
                                              ------------               -------------            -------------

Distributions to Certificateholders
      Investment Income                            143,440                     230,235                  230,379
      Principal                                    826,342                     178,211                     ----

Redemptions
      Interest                                       9,302                       2,118                    2,228
      Principal                                    643,621                     164,908                  121,992
                                              ------------               -------------            -------------

           Total Distributions
               and Redemptions                   1,622,705                     575,472                  354,599
                                              ------------               -------------            -------------


           Total (Decrease)                     (1,552,589)                   (372,080)                (223,331)


Net Assets
      Beginning of Year                          3,156,337                   3,528,417                3,751,748
                                              ------------               -------------            -------------

      End of Year (Including
           Undistributed Net Investment
           Income of $18,568, $44,855
           and $59,764, Respectively)         $  1,603,748                $  3,156,337             $  3,528,417
                                              ============                ============             ============



The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 6
Financial Highlights
------------------------------------------------------------------------------



           Selected data for a unit of the Trust outstanding: *
                                                                      For the years ended December 31,
                                                                   1998                 1997                1996

           Net Asset Value, Beginning of Year**              $   999.16           $ 1,060.54          $ 1,089.67
                                                             ----------           ----------          ----------

               Interest Income                                    48.96                69.39               70.74
               Expenses                                           (2.50)               (2.34)              (2.43)
                                                             ----------           ----------          ----------
               Net Investment Income                              46.46                67.05               68.31
                                                             ----------           ----------          ----------
               Net Gain or Loss on Investments(1)                 16.25                (1.84)             (28.72)
                                                             ----------           ----------          ----------

           Total from Investment Operations                       62.71                65.21               39.59
                                                             ----------           ----------          ----------

           Less Distributions
               to Certificateholders
                    Income                                        52.70                70.99               68.06
                    Principal                                    303.58                54.95             ----
               for Redemptions
                    Interest                                       3.42                  .65                 .66
                                                             ----------           ----------          ----------

           Total Distributions                                   359.70               126.59               68.72
                                                             ----------           ----------          ----------

           Net Asset Value, End of Year**                    $   702.17           $   999.16          $ 1,060.54
                                                             ==========           ==========          ==========



(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1998, 1997 and 1996, respectively, and the dates of net gain and loss on investments.



--------
     * Unless otherwise stated, based upon average units outstanding during the year of 2,722 ([2,284 + 3,159]/2) for 1998, 3,243 ([3,159 +
           3,327]/2) for 1997 and of 3,385 ([3,327 + 3,443]/2) for 1996.

    **     Based upon actual units outstanding



The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 6
Notes to Financial Statements
------------------------------------------------------------------------------


1.         Organization

           Insured Municipal Securities Trust, New York Navigator Insured Series 6 (the "Trust") was organized on January 31, 1991 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

           Effective September 28, 1995, Reich & Tang Distributors, Inc. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor.

2.         Summary of Significant Accounting Policies

           The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

           Interest Income
           Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

           Security Valuation
           Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Insured Municipal Securities Trust,
New York Navigator Insured Series 6
Notes to Financial Statements
------------------------------------------------------------------------------

3.         Income Taxes

           No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.         Trust Administration

           The Chase Manhattan Bank (the "Trustee") has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

           The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

           The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

           The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1998, 1997 and 1996, 875, 168 and 116 units were redeemed, respectively.

           The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.39 to $1.09 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the years ended December 31, 1998, 1997 and 1996, the "Trustee's Fees" are comprised of Trustee fees of $1,997, $2,882 and $3,118 and other expenses of $1,679, $1,854 and $1,878, respectively. The other expenses include professional, printing and miscellaneous fees.

Insured Municipal Securities Trust,
New York Navigator Insured Series 6
Notes to Financial Statements
------------------------------------------------------------------------------



5.         Net Assets

           At December 31, 1998, the net assets of the Trust represented the interest of Certificateholders as follows:

 Original cost to Certificateholders                $     4,094,930
 Less Initial Gross Underwriting Commission                 200,652
                                                    ---------------
                                                          3,894,278
 Accumulated Cost of Securities Sold,
     Matured or Called                                   (2,469,864)
 Net Unrealized Appreciation                                160,766
 Undistributed Net Investment Income                         18,568
 Undistributed Proceeds From Investments                       ----
                                                    ---------------

     Total                                          $     1,603,748
                                                    ===============

           The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 4,000 units of fractional undivided interest of the Trust as of the date of deposit.

6.         Concentration of Credit Risk

           Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

                     Prospectus Part A Dated April 30, 1999


                       INSURED MUNICIPAL SECURITIES TRUST
                          NEW JERSEY NAVIGATOR INSURED

                                    SERIES 3

-------------------------------------------------------------------------------

         The Trust is a unit investment trust designated Series 3 ("New Jersey Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds and was formed to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New Jersey gross income tax. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors, Inc. and Gruntal & Co., L.L.C. (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.


         This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1998 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

         THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies. All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio").

110242.1

This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus. Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in the Trust, and the cost of such Bonds to the Trust, see "Description of Portfolio" in this Part A). The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations.

         Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. (See "Portfolio" in Part B of this Prospectus.)


         Each Unit in the Trust represents a 1/2887th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.


         INSURANCE. Each of the Bonds in the New Jersey Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsors (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New Jersey Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the New Jersey Navigator Trust may be Pre-Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

         Some of the Bonds in the New Jersey Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies"). Such insurance covers the scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof.

         None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. No representation is made herein as to any Bond

                                       A-2
110242.1
insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.


         All of the Bonds in the New Jersey Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 66.6% of the Bonds in the New Jersey Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Trust that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: Financial Guaranty Insurance Company ("Financial Guaranty"), 7.9%; and Financial Security Assurance Inc. ("Financial Security"), 58.7%.



         PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 4.8% of the Public Offering Price, or 5.042% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $931.39 plus accrued interest of $6.04 under the monthly distribution plan, $10.57 under the semi-annual distribution plan and $10.67 under the annual distribution plan, for a total of $937.43, $941.96 and $942.06, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


         ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return."

         Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information.")

         Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated

                                       A-3
110242.1

Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

         The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information." See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

         A schedule of cash flow projections is available from the Sponsors upon request.

         DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


         MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 4.8% of the Public Offering Price (5.042% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)



                                       A-4
110242.1



                       INSURED MUNICIPAL SECURITIES TRUST
                          NEW JERSEY NAVIGATOR INSURED
                                    SERIES 3


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1998


Date of Deposit*:  January 31, 1991              Minimum Principal Distribution:
Principal Amount of Bonds ...       $2,545,000      $1.00 per Unit.
Number of Units .............       2,887        Weighted Average Life to Maturity:
Fractional Undivided Inter-                         15.7 Years.
  est in Trust per Unit .....       1/2887       Minimum Value of Trust:
Principal Amount of                                 Trust may be terminated if value of
  Bonds per Unit ............       $881.54         Trust is less than $2,000,000 in
Secondary Market Public                             principal amount of Bonds.
  Offering Price**                               Mandatory Termination Date:
  Aggregate Bid Price                               The earlier of December 31, 2040 or
    of Bonds in Trust .......       $2,566,878+++   the disposition of the last Bond in
  Divided by 2,887 Units ....       $889.12         the Trust.
  Plus Sales Charge of 4.8%                      Trustee***:  The Chase Manhattan Bank.
    of Public Offering Price.       $42.27       Trustee's Annual Fee:  Monthly
  Public Offering Price                             plan $.96 per $1,000; semi-annual
    per Unit ................       $931.39+        plan $.50 per $1,000; and annual
Redemption and Sponsors'                            plan is $.32 per $1,000.
  Repurchase Price                               Evaluator:  Kenny S&P Evaluation
  per Unit ..................       $889.12+        Services.
                                           +++   Evaluator's Fee for Each
                                           ++++     Evaluation:  Minimum of $8 plus $.25
Excess of Secondary Market                          per each issue of Bonds in excess of
  Public Offering Price                             50 issues (treating separate
  over Redemption and                               maturities as separate issues).
  Sponsors' Repurchase                           Sponsors:  Reich & Tang Distributors,
  Price per Unit ............       $42.27++++      Inc. and Gruntal & Co., L.L.C.
Difference between Public                        Sponsors' Annual Fee:  Maximum of
  Offering Price per Unit                           $.25 per $1,000 principal amount of
  and Principal Amount per                          Bonds (see "Trust Expenses and
  Unit Premium/(Discount) ...       $49.85          Charges" in Part B of this
Evaluation Time:  4:00 p.m.                         Prospectus).
  New York Time.


       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED
       ------------------------------------------------------------------



                                                   Monthly                Semi-Annual                 Annual
                                                   Option                   Option                    Option
                                                   -------                -----------                 ------

Gross annual interest income# .........                $56.19                  $56.19                  $56.19
Less estimated annual fees and
  expenses ............................                  2.29                    1.88                     .90
Estimated net annual interest                          ______                  ______                  ______
  income (cash)# ......................                $53.90                  $54.31                  $55.29
Estimated interest distribution# ......                  4.49                   27.16                   55.29
Estimated daily interest accrual# .....                 .1497                   .1509                   .1536
Estimated current return#++ ...........                 5.79%                   5.83%                   5.94%
Estimated long term return++ ..........                 1.89%                   1.93%                   2.04%
Record dates ..........................                1st of              Dec. 1 and                  Dec. 1
                                                       each month          June 1
Interest distribution dates ...........                15th of             Dec. 15 and                 Dec. 15
                                                       each month          June 15


                                       A-5
110242.1

                  Footnotes to Summary of Essential Information
                  ---------------------------------------------


   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.


  ** Certain amounts distributable as of December 31, 1998 may be reported in the Summary of Essential Information as if they had been distributed at year-end.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
           1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


   + Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $6.04 monthly, $10.57 semi-annually and $10.67 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.


                      FINANCIAL AND STATISTICAL INFORMATION
                      -------------------------------------

Selected data for each Unit outstanding for the periods listed below:

                                                                                                                Distribu-
                                                                                                                tions of
                                                                    Distributions of Interest                   Principal
                                                                   During the Period (per Unit)                  During
                                            Net Asset*                            Semi-                            the
                           Units Out-        Value            Monthly            Annual             Annual       Period
Period Ended                standing        Per Unit          Option             Option             Option      (Per Unit)
------------               ----------       ----------         -------            ------             ------      ----------


December 31, 1996          3,349            $920.77          $55.37            $55.82             $56.14            $3.32
December 31, 1997          3,092             906.21           54.54             54.98              55.34             7.96
December 31, 1998          2,887             899.19           53.66             54.08              54.52              -0-


--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

                                       A-6
110242.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1998



DESCRIPTION OF PORTFOLIO
------------------------

         The portfolio of the Trust consists of 7 issues representing obligations of 6 issuers located in the state of New Jersey and 1 in Puerto Rico. The Sponsors have not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 39.1%* are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One issue representing $170,000 of the principal amount of the Bonds is a general obligation bond. All six of the remaining issues representing $2,375,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Building Authority 1, Hospital 2, Port Facility 1, School District 1 and Utility Revenue 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.



         As of December 31, 1998, $380,000 (approximately 14.9% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $200,000 (approximately 7.9% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 19.6% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 65.5% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.

         None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.









--------


* A trust is considered to be "concentrated" in a particular category or industry when the securities in that category or industry constitute 25% or more of the aggregate face amount of the portfolio. See Part B for disclosure, including risk factors, regarding this concentration.


                                       A-7
110242.1

                        Report of Independent Accountants

To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, New Jersey Navigator
Insured Series 3



In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New Jersey Navigator Insured Series 3 (the "Trust") at December 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the three years then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the Trustee, provide a reasonable basis for the opinion expressed above.



/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, MA
March 19, 1999



Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 3
Portfolio
December 31, 1998
----------------------------------------------------------------------------------------------------------------------------------




                Aggregate                                                                      Coupon Rate/
  Portfolio     Principal      Name of Issuer and                               Ratings         Date(s) of
     No.         Amount          Title of Bonds                                   (1)          Maturity (2)

     1       $    500,000     N.J. Hlth. Care Facs. Fincg. Auth. Rev. Bonds       AAA         6.750%
                              The Med. Cntr. of Ocean Cnty. Issue Series C                    7/01/2020
                              (MBIA Corp.)

     2            495,000     N.J. Hlth. Care Facs. Fincg. Auth. Rev. Bonds       AAA         7.250
                              Cathedral Hlth. Servs. Inc. Issue (FHA Insrd.                   2/15/2021
                              Mtg.) Series A (MBIA Corp.)

     3            500,000     N.Y. & N.J. Port. Auth. Consldtd. Rev. Bonds        AAA         6.875
                              Sixty-Seventh Series (MBIA Corp.)                               1/01/2025

     4            500,000     N.J. Bd. of Ed. Certs. of Part. Rev. Bonds The      AAA         7.000
                              Twnshp. of Hamilton N.J. Series B (MBIA Corp.)                  12/15/2015

     5            170,000     Cmmnwlth. of P.R. Imprvmt. Bonds of 1991 Gen.       AAA         7.300
                              Oblig. Rev. Bonds (MBIA Corp.)                                  7/01/2020

     6            180,000     P.R. Pub. Bldgs. Auth. Pub. Ed. & Hlth. Facs. Rev.  AAA         6.000
                              Rfndg. Bonds Series I (MBIA Corp.)                              7/01/2012

     7            200,000     Camden Cnty.  N.J. Muni. Utils. Auth. Cnty.         AAA         0.000
                              Agreement Swr. Rev. Cap. Apprec. Bonds                          9/01/2019
                              Series 1990A (MBIA Corp.)

             ------------
             $  2,545,000     Total Investments (Cost $2,405,712)
             ============



                Redemption
              Feature (2)(4)
Portfolio    S.F.-Sinking Fund        Market
   No.        Ref.-Refunding         Value (3)

   1        7/01/08 @ 100 S.F.       $    541,460
            7/01/01 @ 102 Ref.


   2        5/15/08 @ 100 S.F             541,337
            2/15/01 @ 102 Ref.


   3        7/01/12 @ 100 S.F.            521,525
            1/01/00 @ 101 Ref.

   4        6/15/11 @ 100 S.F.            543,036
            6/15/01 @ 102 Ref.

   5        7/01/11 @ 100 S.F.            183,161
            7/01/00 @ 102 Ref.

   6        7/01/07 @ 100 S.F.            182,462
            7/01/99 @ 100 Ref.

   7        No Sinking Fund                67,984
            None
                                     ------------
                                     $  2,580,965
                                     ============

See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 3
Footnotes to Portfolio
-------------------------------------------------------------------------------



1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1998, the net unrealized appreciation of all the bonds was comprised of the following:

             Gross unrealized appreciation           $       175,253
             Gross unrealized depreciation                         -
                                                     ---------------

             Net unrealized appreciation             $       175,253
                                                     ===============

4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).


The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 3
Statement of Net Assets
December 31, 1998
-------------------------------------------------------------------------------



Investments in Securities,
      at Market Value (Cost $2,405,712)                     $    2,580,965
                                                            --------------

Other Assets
      Accrued Interest                                              60,781
                                                            --------------
           Total Other Assets                                       60,781
                                                            --------------

Liabilities
      Advance from Trustee                                          45,773
                                                            --------------
           Total Liabilities                                        45,773
                                                            --------------

Excess of Other Assets over Total Liabilities                       15,008
                                                            --------------

Net Assets (2,887 Units of Fractional Undivided
      Interest Outstanding, $899.19 per Unit)               $    2,595,973
                                                            ==============


The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 3
Statement of Operations
------------------------------------------------------------------------------


                                          For the Years Ended December 31,
                                             1998          1997         1996

Investment Income
      Interest                        $   166,386   $   187,948  $   205,420
                                      -----------   -----------  -----------

Expenses
      Trustee's Fees                        4,560         4,922        5,086
      Evaluator's Fee                       2,431         2,009        2,372
      Sponsor's Advisory Fee                  675           741          794
                                      -----------   -----------  -----------

           Total Expenses                   7,666         7,672        8,252
                                      -----------   -----------  -----------

      Net Investment Income               158,720       180,276      197,168
                                      -----------   -----------  -----------

Realized and Unrealized Gain (Loss)
      Realized Gain on
           Investments                     12,829        11,916        6,761

      Unrealized (Depreciation)
           on Investments                 (35,814)      (35,307)     (84,029)
                                      -----------   -----------  -----------

      Net (Loss) on Investments           (22,985)      (23,391)     (77,268)
                                      -----------   -----------  -----------

      Net Increase
           in Net Assets
           Resulting From Operations  $   135,735   $   156,885  $   119,900
                                      ===========   ===========  ===========




The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 3
Statement of Changes in Net Assets
-----------------------------------------------------------------------------




                                                             For the Years Ended December 31,
                                                   1998                           1997                     1996
Operations
Net Investment Income                         $    158,720                $    180,276             $    197,168
Realized Gain
      on Investments                                12,829                      11,916                    6,761
Unrealized (Depreciation)
      on Investments                               (35,814)                    (35,307)                 (84,029)
                                              ------------                ------------             ------------


            Net Increase in
                  Net Assets Resulting
                  From Operations                  135,735                     156,885                  119,900
                                              ------------                ------------             ------------

Distributions to Certificateholders
      Investment Income                            155,676                     178,930                  192,684
      Principal                                       ----                      25,419                   11,341

Redemptions
      Interest                                       2,362                       2,458                    6,014
      Principal                                    183,718                     231,738                  244,448
                                              ------------                ------------             ------------

           Total Distributions
               and Redemptions                     341,756                     438,545                  454,487
                                              ------------                ------------             ------------

           Total (Decrease)                       (206,021)                   (281,660)                (334,587)

Net Assets
      Beginning of Year                          2,801,994                   3,083,654                3,418,241
                                              ------------                ------------             ------------

      End of Year (Including
           Undistributed Net Investment
           Income of $50,277, $49,595
           and $50,707, Respectively)         $  2,595,973                $  2,801,994             $  3,083,654
                                              ============                ============             ============


The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 3
Financial Highlights
-----------------------------------------------------------------------------


           Selected data for a unit of the Trust outstanding: *
                                                                                    For the years ended December 31,
                                                                            1998                1997                1996

           Net Asset Value, Beginning of Year**                      $   906.21           $   920.77          $   944.79
                                                                     ----------           ----------          ----------

               Interest Income                                            55.65                58.35               58.96
               Expenses                                                   (2.56)               (2.38)              (2.37)
                                                                     ----------           ----------          ----------
               Net Investment Income                                      53.09                55.97               56.59
                                                                     ----------           ----------          ----------
               Net Gain or Loss on Investments(1)                         (7.25)               (6.33)             (20.31)
                                                                     ----------           ----------          ----------

           Total from Investment Operations                               45.84                49.64               36.28
                                                                     ----------           ----------          ----------

           Less Distributions
               to Certificateholders
                    Income                                                52.07                55.55               55.31
                    Principal                                           ----                    7.89                3.26
               for Redemptions
                    Interest                                                .79                  .76                1.73
                                                                     ----------           ----------          ----------

           Total Distributions                                            52.86                64.20               60.30
                                                                     ----------           ----------          ----------

           Net Asset Value, End of Year**                            $   899.19           $   906.21          $   920.77
                                                                     ==========           ==========          ==========


 (1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1998, 1997 and 1996, respectively, and the dates of net gain and loss on investments.

--------
     * Unless otherwise stated, based upon average units outstanding during the year of 2,990 ([2,887 + 3,092]/2) for 1998, 3,221 ([3,092 +
           3,349]/2) for 1997 and of 3,484 ([3,349 + 3,618]/2) for 1996.

    **     Based upon actual units outstanding

The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 3
Notes to Financial Statements
-----------------------------------------------------------------------------


1.         Organization

           Insured Municipal Securities Trust, New Jersey Navigator Insured Series 3 (the "Trust") was organized on January 31, 1991 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

           Effective September 28, 1995, Reich & Tang Distributors, Inc. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor.

2.         Summary of Significant Accounting Policies

           The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

           Interest Income
           Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

           Security Valuation
           Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 3
Notes to Financial Statements
-----------------------------------------------------------------------------


3.         Income Taxes

           No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.         Trust Administration

           The Chase Manhattan Bank (the "Trustee") has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

           The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

           The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

           The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1998, 1997 and 1996, 205, 257 and 269 units were redeemed, respectively.

           The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.32 to $.96 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the years ended December 31, 1998, 1997 and 1996, the "Trustee's Fees" are comprised of Trustee fees of $2,576, $2,669 and $2,925 and other expenses of $1,984, $2,253 and $2,161, respectively. The other expenses include professional, printing and miscellaneous fees.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 3
Notes to Financial Statements
-----------------------------------------------------------------------------


5.         Net Assets

           At December 31, 1998, the net assets of the Trust represented the interest of Certificateholders as follows:

Original cost to Certificateholders                   $     4,100,366
Less Initial Gross Underwriting Commission                    200,918
                                                      ---------------
                                                            3,899,448
Accumulated Cost of Securities Sold,
     Matured or Called                                     (1,514,919)
Net Unrealized Appreciation                                   175,253
Undistributed Net Investment Income                            50,277
Distributions in Excess of Proceeds From Investments          (14,086)
                                                      ---------------

                    Total                             $     2,595,973
                                                      ===============

           The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 4,000 units of fractional undivided interest of the Trust as of the date of deposit.

           Undistributed net investment income includes accumulated accretion of original issue discount of $21,183.

6.         Concentration of Credit Risk

           Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

                               This module replaces an
                               earlier one

             Note: Part B of This Prospectus May Not Be Distributed
                          Unless Accompanied by Part A.

                        Please Read and Retain Both Parts
                    of This Prospectus For Future Reference.


                       INSURED MUNICIPAL SECURITIES TRUST

                                Prospectus Part B


                              Dated: April 30, 1999



                                    THE TRUST

         Organization. "Insured Municipal Securities Trust" (the "Trust") consists of the "unit investment trust" designated as set forth in Part A.* The Trust was created under the laws of the State of New York pursuant to the Trust Indenture and Agreement** (collectively, the "Trust Agreement"), dated the Date of Deposit, among Reich & Tang Distributors, Inc. or, depending on the particular Trust, among Reich & Tang Distributors, Inc. and Gruntal & Co., L.L.C., as Co-Sponsors (the Sponsor or Co-Sponsors, if applicable, are referred to herein as the "Sponsor"), Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, as Evaluator and The Chase Manhattan Bank, as Trustee. The name of the Sponsor for a particular Trust is contained in the "Summary of Additional Information" in Part A.

         On the Date of Deposit, the Sponsor deposited with the Trustee long-term insured bonds, and/or delivery statements relating to contracts for the purchase of certain such bonds (the "Bonds") and cash or an irrevocable letter of credit issued by a major commercial bank in the amount required for such purchases. Thereafter, the Trustee, in exchange for the Bonds so deposited, delivered to the Sponsor the Certificates evidencing the ownership of all Units of the Trust. The Trust consists of the Bonds described under "The Trust" in Part A, the interest (including, where applicable, earned original issue discount) on which, in the opinions of bond counsel to the respective issuers given at the time of original delivery of the Bonds, is exempt from regular federal income tax under existing law.

         Each "Unit" outstanding on the Evaluation Date represented an undivided interest or pro rata share in the principal and interest of the -------- * This Part B relates to the outstanding series of Insured Municipal Securities Trust, Insured Municipal Securities Discount Trust, Insured Municipal Securities New York Navigator Insured Trust and/or Insured Municipal Securities New Jersey Navigator Insured Trust as reflected in Part A attached hereto. ** References in this Prospectus to the Trust Agreement are qualified in their entirety by the Trust Indenture and Agreement which is incorporated herein.


112677.9

Trust in the ratio of one Unit to the principal amount of Bonds in the Trust on such date as specified in Part A of this Prospectus. To the extent that any Units are redeemed by the Trustee, the fractional undivided interest or pro rata share in the Trust represented by each unredeemed Unit will increase, although the actual interest in the Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Certificateholders, which may include the Sponsor or the Underwriters, or until the termination of the Trust Agreement.


         Objectives. The Trust, one of a series of similar but separate unit investment trusts formed by the Sponsor, offers investors the opportunity to participate in a portfolio of long-term insured tax-exempt bonds with a greater diversification than they might be able to acquire themselves. The objectives of the Trust are to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel given at the time of original delivery of the Bonds, is exempt from regular Federal income tax under existing law and exempt from state and local income tax to the extent indicated herein when received by persons subject to state and local taxation in a state in which the issuers of the Bonds are located. Such interest income may, however, be subject to the corporate alternative minimum taxes and to state and local taxes. (See "Description of Portfolio" in Part A for a list of those Bonds which pay interest income subject to federal individual alternative minimum tax. See also "Tax Status".) Consistent with such objectives, the Sponsor has obtained bond insurance guaranteeing the scheduled payment of principal and interest on certain of the Bonds and have purchased, as to the remainder of each Trust Portfolio, Bonds which are already covered by insurance. (See "Insurance on the Bonds".) An investor will realize taxable income upon maturity or early redemption of the market discount bonds in a Trust portfolio and will realize, where applicable, tax-exempt income to the extent of the earned portion of interest, including original issue discount earned on the Bonds in a Trust portfolio. Investors should be aware that there is no assurance the Trust's objectives will be achieved as these objectives are dependent on the continuing ability of the issuers of the Bonds to meet their interest and principal payment requirements, on the abilities of the Insurance Companies to meet their obligations under the policies of insurance issued on the Bonds, on the continuing satisfaction of the conditions required for the exemption of interest thereon from regular federal income tax and on the market value of the Bonds, which can be affected by fluctuations in interest rates and other factors.


         Since disposition of Units prior to final liquidation of each Trust may result in an investor receiving less than the amount paid for such Units (see "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price"), the purchase of a Unit should be looked upon as a long-term investment. Neither the Trust nor the Total Reinvestment Plan are designed to be complete investment programs.

         Portfolio. All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies ("Standard & Poor's") at the time originally deposited in the Trust. (See "Insurance on the Bonds.") The "AAA" rating was assigned to the Bonds by Standard & Poor's because each Bond was insured by a municipal bond guaranty insurance policy issued by a company whose claims-paying ability was rated "AAA" by Standard & Poor's at that time. In the event of a downgrading of the claims-paying ability of one of the insurers, as of the Evaluation Date, the Bonds in the Trust which are insured by that company would no longer be rated

112677.9
                                       -2-

"AAA" by Standard & Poor's. The Units of Trusts containing the downgraded bonds are no longer rated "AAA."

         For information regarding (i) the number of issues in the Trust, (ii) the range of fixed maturities of the Bonds, (iii) the number of issues payable from the income of a specific project or authority and (iv) the number of issues constituting general obligations of a government entity, see "Information Regarding the Trust" and "Portfolio" in Part A of this Prospectus.


         When selecting Bonds for a Trust, the following factors, among others, were considered by the Sponsor: (i) the quality of the Bonds and whether such Bonds, whether Sponsor-Insured or Pre-Insured, were rated "AAA" by Standard & Poor's, (ii) the yield and price of the Bonds relative to other tax-exempt securities of comparable quality and maturity, (iii) income to the Certificateholders of the Trust, (iv) whether a bond was insured, or insurance was available for the Bonds at a reasonable cost, (v) in connection with Bonds for which bond insurance was obtained by the Sponsor, the quality of the Bonds and whether they were rated, without regard to such bond insurance, "A" or better by either Standard & Poor's or Moody's Investors Service, Inc. ("Moody's"), and (vi) the diversification of the Trust portfolio, as to purpose of issue and location of issuer, taking into account the availability in the market of issues which meet the Trust's quality, rating, yield and price criteria. Subsequent to the Date of Deposit, a Bond may cease to be rated or its rating may be reduced below that specified above. Neither event requires an elimination of such Bond from a Trust but may be considered in the Sponsor's determination to direct the Trustee to dispose of the Bond. (See "Portfolio Supervision".) For an interpretation of the bond ratings see "Description of Bond Ratings".


         Housing Bonds. Some of the aggregate principal amount of the Bonds may consist of obligations of state and local housing authorities whose revenues are primarily derived from mortgage loans to rental housing projects for low to moderate income families. Since such obligations are usually not general obligations of a particular state or municipality and are generally payable primarily or solely from rents and other fees, adverse economic developments including failure or inability to increase rentals, fluctuations of interest rates, and increasing construction and operating costs may reduce revenues available to pay existing obligations. See "Description of Portfolio" in Part A for the amount of rental housing bonds contained therein.

         Hospital Revenue Bonds. Some of the aggregate principal amount of the Bonds may consist of hospital revenue bonds. Ratings of hospital bonds are often initially based on feasibility studies which contain projections of occupancy levels, revenues and expenses. Actual experience may vary considerably from such projections. A hospital's gross receipts and net income will be affected by future events and conditions including, among other things, demand for hospital services and the ability of the hospital to provide them, physicians' confidence in hospital management capability, economic developments in the service area, competition, actions by insurers and governmental agencies and the increased cost and possible unavailability of malpractice insurance. Additionally, a major portion of hospital revenue typically is derived from third-party payors and government programs such as Medicare and Medicaid. Both private third-party payors and government programs have undertaken cost containment measures designed to limit payments. Furthermore, government programs are subject to statutory and regulatory changes, retroactive rate adjustments, administrative rulings and government funding restrictions, all of which may materially decrease the rate of program payments for health care facilities. There can be no assurance that payments under governmental programs will remain at levels comparable to present levels or will, in the future, be sufficient to cover the costs allocable to patients participating in such programs. In addition, there can be no assurance that a particular hospital or other health care facility will continue to meet the requirements for participation in such programs.

         The health care delivery system is undergoing considerable alteration and consolidation. Consistent with that trend, the ownership or management of a hospital or health care facility may change, which could result in (i) an early redemption of bonds, (ii) alteration of the facilities financed by the Bonds or which secure the Bonds, (iii) a change in the tax exempt status of the Bonds or
(iv) an inability to produce revenues sufficient to make timely payment of debt service on the Bonds. Future legislation or changes in the areas noted above, among other things, would affect all hospitals to varying degrees and, accordingly, any adverse change in these areas may affect the ability of such issuers to make payment of principal and interest on such bonds. See "Description of Portfolio" in Part A for the amount of hospital revenue bonds contained therein.

         Nuclear Power Facility Bonds. Certain Bonds may have been issued in connection with the financing of nuclear generating facilities. Electric utilities which own or operate nuclear power plants are exposed to risks inherent in the nuclear industry. These risks include exposure to new requirements resulting from extensive federal and state regulatory oversight, public controversy, decommissioning costs, and spent fuel and radioactive waste disposal issues. While nuclear power construction risks are no longer of paramount concern, the emerging issue is radioactive waste disposal. In addition, nuclear plants typically require substantial capital additions and modifications throughout their operating lives to meet safety, environmental, operational and regulatory requirements and to replace and upgrade various plant systems. The high degree of regulatory monitoring and controls imposed on nuclear plants could cause a plant to be out of service or on limited service for long periods. When a nuclear facility owned by an investor-owned utility or a state or local municipality is out of service or operating on a limited service basis, the utility operator or its owners may be liable for the recovery of replacement power costs. Risks of substantial liability also arise from the operation of nuclear facilities and from the use, handling, and possible radioactive emissions associated with nuclear fuel. Insurance may not cover all types or amounts of loss which may be experienced in connection with the ownership and operation of a nuclear plant and severe financial consequences could result from a significant accident or occurrence. The Nuclear Regulatory Commission has promulgated regulations mandating the establishment of funded reserves to assure financial capability for the eventual decommissioning of licensed nuclear facilities. These funds are to be accrued from revenues in amounts currently estimated to be sufficient to pay for decommissioning costs. The Sponsor is unable to predict whether any such actions or whether any such proposals or litigation, if enacted or instituted, will have an adverse impact on the revenues available to pay the debt service on the Bonds in the portfolio issued to finance such nuclear projects. See "Description of Portfolio" in Part A for the amount of bonds issued to finance nuclear generating facilities contained therein.

         Mortgage Subsidy Bonds. Certain Bonds may be "mortgage subsidy bonds" which are obligations of which all or a significant portion of the proceeds are to be used directly or indirectly for mortgages on owner-occupied


                                       -4-
112677.9
residences. Section 103A of the Internal Revenue Code of 1954, as amended, provided as a general rule that interest on "mortgage subsidy bonds" will not be exempt from Federal income tax. An exception is provided for certain "qualified mortgage bonds." Qualified mortgage bonds are bonds that are used to finance owner-occupied residences and that meet numerous statutory requirements. These requirements include certain residency, ownership, purchase price and target area requirements, ceiling amounts for state and local issuers, arbitrage restrictions and (for bonds issued after December 31, 1984) certain information reporting, certification, public hearing and policy statement requirements. In the opinions of bond counsel to the issuing governmental authorities, interest on all the Bonds in a Trust that might be deemed "mortgage subsidy bonds" will be exempt from Federal income tax when issued. See "Description of Portfolio" in Part A for the amount of mortgage subsidy Bonds contained therein.


         Mortgage Revenue Bonds. Certain Bonds may be "mortgage revenue bonds." Under the Internal Revenue Code of 1986, as amended (the "Code") (and under similar provisions of the prior tax law) "mortgage revenue bonds" are obligations the proceeds of which are used to finance owner-occupied residences under programs which meet numerous statutory requirements relating to residency, ownership, purchase price and target area requirements, ceiling amounts for state and local issuers, arbitrage restrictions, and certain information reporting certification, and public hearing requirements. There can be no assurance that additional federal legislation will not be introduced or that existing legislation will not be further amended, revised, or enacted after delivery of these Bonds or that certain required future actions will be taken by the issuing governmental authorities, which action or failure to act could cause interest on the Bonds to be subject to Federal income tax. If any portion of the Bond proceeds are not committed for the purpose of the issue, Bonds in such amount could be subject to earlier mandatory redemption at par, including issues of Zero Coupon Bonds (see "Discount and Zero Coupon Bonds"). See "Description of Portfolio" in Part A for the amount of mortgage revenue bonds contained therein.

         Private Activity Bonds. The portfolio of the Trust may contain other Bonds which are "private activity bonds" (often called Industrial Revenue Bonds if issued prior to 1987) which would be primarily of two types: (i) Bonds for a publicly owned facility which a private entity may have a right to use or manage to some degree, such as an airport, seaport facility or water system and (ii) facilities deemed owned or beneficially owned by a private entity but which were financed with tax-exempt bonds of a public issuer, such as a manufacturing facility or a pollution control facility. In the case of the first type, bonds are generally payable from a designated source of revenues derived from the facility and may further receive the benefit of the legal or moral obligation of one or more political subdivisions or taxing jurisdictions. In most cases of project financing of the first type, receipts or revenues of the issuer are derived from the project or the operator or from the unexpended proceeds of the bonds. Such revenues include user fees, service charges, rental and lease payments, and mortgage and other loan payments.


         The second type of issue will generally finance projects which are owned by or for the benefit of, and are operated by, corporate entities. Ordinarily, such private activity bonds are not general obligations of governmental entities and are not backed by the taxing power of such entities, and are solely dependent upon the creditworthiness of the corporate user of the project or corporate guarantor.


112677.9
                                       -5-

         The private activity bonds in the Trust have generally been issued under bond resolutions, agreements or trust indentures pursuant to which the revenues and receipts payable under the issuer's arrangements with the users or the corporate operator of a particular project have been assigned and pledged to the holders of the private activity bonds. In certain cases, a mortgage on the underlying project has been assigned to the holders of the private activity bonds or a trustee as additional security. In addition, private activity bonds are frequently directly guaranteed by the corporate operator of the project or by another affiliated company. See "Description of Portfolio" in Part A for the amount of private activity bonds contained therein.

         Litigation. Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated in a number of states. Decisions in some states have been reached holding such school financing in violation of state constitutions. In addition, legislation to effect changes in public school financing has been introduced in a number of states. The Sponsor is unable to predict the outcome of the pending litigation and legislation in this area and what effect, if any, resulting changes in the sources of funds, including proceeds from property taxes applied to the support of public schools, may have on the school bonds in a Trust.

         To the Sponsor's knowledge, there was no litigation pending as of the initial Date of Deposit with respect to any Bonds which might reasonably be expected to have a material adverse effect on a Trust. Subsequent to the Date of Deposit, litigation may be initiated on a variety of grounds with respect to Bonds in a Trust. Such litigation, as, for example, suits challenging the issuance of pollution control revenue bonds under recently-enacted environmental protection statutes, may affect the validity of such Bonds or the tax-free nature of the interest thereon. The Sponsor is unable to predict whether any such litigation may be instituted or, if instituted, whether it might have a material adverse effect on a Trust.

         Other Factors. The Bonds in the Trust, despite their optional redemption provisions which generally do not take effect until 10 years after the original issuance dates of such bonds (often referred to as "ten year call protection"), do contain provisions which require the issuer to redeem such obligations at par from unused proceeds of the issue within a stated period. In recent periods of declining interest rates there have been increased redemptions of bonds, particularly housing bonds, pursuant to such redemption provisions. In addition, the Bonds in the Trusts are also subject to mandatory redemption in whole or in part at par at any time that voluntary or involuntary prepayments of principal on the underlying collateral are made to the trustee for such bonds or that the collateral is sold by the bond issuer. Prepayments of principal tend to be greater in periods of declining interest rates; it is possible that such prepayments could be sufficient to cause a bond to be redeemed substantially prior to its stated maturity date, earliest call date or sinking fund redemption date.

         The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, or termination of a contract).

         In 1976 the federal bankruptcy laws were amended so that an authorized municipal debtor could more easily seek federal court protection to assist in reorganizing its debts so long as certain requirements were met.

112677.9
                                       -6-

Historically, very few financially troubled municipalities have sought court assistance for reorganizing their debts; notwithstanding, the Sponsor is unable to predict to what extent financially troubled municipalities may seek court assistance in reorganizing their debts in the future and, therefore, what effect, if any, the applicable federal bankruptcy law provisions will have on the Trusts.

         The Trust may also include "moral obligation" bonds. Under statutes applicable to such bonds, if any issuer is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality in question. See "Description of Portfolio" in Part A of this Prospectus for the amount of moral obligation bonds contained therein.

         Certain of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. A sinking fund is a reserve fund appropriated specifically toward the retirement of a debt. A callable bond is one which is subject to redemption or refunding prior to maturity at the option of the issuer. A refunding is a method by which a bond is redeemed at or before maturity from the proceeds of a new issue of bonds. In general, call provisions are more likely to be exercised when the offering side evaluation of a bond is at a premium over par than when it is at a discount from par. A listing of the sinking fund and call provisions, if any, with respect to each of the Bonds is contained under "Portfolio". Certificateholders will realize a gain or loss on the early redemption of such Bonds, depending upon whether the price of such Bonds is at a discount from or at a premium over par at the time Certificateholders purchase their Units.

         Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Bonds. Because certain of the Bonds from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances, no assurance can be given that a Trust will retain its present size and composition for any length of time. The proceeds from the sale of a Bond or the exercise of any redemption or call provision will be distributed to Certificateholders on the next distribution date, except to the extent such proceeds are applied to meet redemptions of Units. (See "Trustee Redemption".)


         Puerto Rico Bonds. Certain of the Bonds in the Trust may be general obligations and/or revenue bonds of issuers located in Puerto Rico. Such bonds will be affected by general economic conditions in Puerto Rico. The economy of Puerto Rico is fully integrated with that of the mainland United States. During fiscal year 1998, approximately 90% of Puerto Rico's exports were to the United States mainland, which was also the source of 61% of Puerto Rico's imports. In fiscal 1998, Puerto Rico experienced a $8.5 billion positive adjusted merchandise trade balance. The dominant sectors of the Puerto Rico economy are manufacturing and services. Gross product in fiscal 1993 was $25.1 billion ($24.5 billion in 1992 prices) and gross product in fiscal 1997 was $32.1 billion ($27.7 billion in 1992 prices). This represents an increase in gross product of 27.7% from fiscal 1993 to 1997 (13.0% in 1992 prices). According to the Labor Department's Household Employment Survey, during fiscal 1998, total employment increased 0.8% over fiscal 1997. The preliminary figures of gross product for fiscal 1998, released in November 1998, was $34.7 billion ($28.5 billion in 1992 prices). This represents an increase of 8.1% (3.1% in 1992 prices) over fiscal 1997. This preliminary growth rate is 0.1% above the original base line forecast for


112677.9
                                       -7-
fiscal 1998. The Planning Board's gross product forecast for fiscal 1999, made in February 1998, projected an increase of 2.7% over fiscal 1998. According to the Labor Department's Household Employment Survey, during the first five months of fiscal 1999, total employment decreased 1.2% over the same period for fiscal 1998. Total monthly employment averaged 1,124,800 during the first five months of fiscal 1999, compared to 1,138,400 over the same period in fiscal 1998. The seasonally adjusted unemployment rate for November 1998 was 13.3%.


         Discount And Zero Coupon Bonds. Some of the Bonds in a Trust may be original issue discount bonds. The original issue discount, which is the difference between the initial purchase price of the Bonds and the face value, is deemed to accrue on a daily basis and the accrued portion will be treated as tax-exempt interest income for regular federal income tax purposes. Upon sale or redemption, any gain realized that is in excess of the earned portion of original issue discount will be taxable as capital gain. (See "Tax Status".) The current value of an original issue discount bond reflects the present value of its face amount at maturity. The market value tends to increase more slowly in early years and in greater increments as the Bonds approach maturity. Of these original issue discount bonds, some of the aggregate principal amount of the Bonds in the Trust may be Zero Coupon Bonds. (See "Description of Portfolio" in Part A.) Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at face value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Zero Coupon Bonds generally are subject to redemption at compound accredit value based on par value at maturity. Because the issuer is not obligated to make current interest payments, Zero Coupon Bonds may be less likely to be redeemed than coupon bonds issued at a similar interest rate, although certain zero coupon housing bonds may be subject to mandatory call provisions.


         Some of the Bonds in the Trust may have been purchased at a "market" discount from par value at maturity. This is because the coupon interest rates on the discount bonds at the time they were purchased and deposited in each Trust were lower than the current market interest rates for newly issued bonds of comparable rating and type. At the time of issuance, the discount Bonds were for the most part issued at then current coupon interest rates. The current yields (coupon interest income as a percentage of market price) of discount bonds will be lower than the current yields of comparably rated bonds of similar type newly issued at current interest rates because discount bonds tend to increase in market value as they approach maturity and the full principal amount becomes payable. Gain on the disposition of a Bond purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. A discount bond held to maturity will have a larger portion of its total return in the form of capital gain and less in the form of tax-exempt interest income than a comparable bond newly issued at current market rates. Under the provisions of the Internal Revenue Code in effect on the date of this Prospectus, any income attributable to market discount will be taxable but will not be realized until maturity, redemption or sale of the Bonds or Units. However, the Administration's 1999 Budget proposals would require accrual basis taxpayers to accrue market discount income with respect to obligations acquired after the date that the proposal is enacted. Discount Bonds with a large term to maturity tend to have a higher current yield and a lower current market value than otherwise comparable bonds with a shorter term to maturity. If interest rates rise, the value of discount bonds will


112677.9
                                       -8-
decrease; and if interest rates decline, the value of discount bonds will increase. The discount does not necessarily indicate a lack of market confidence in the issuer.

         Year 2000 Issue. The Trust, like other businesses and entities, could be adversely affected if the computer systems used by the Sponsor and Trustee or other service providers to the Trust do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Sponsor and Trustee are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Trusts' other service providers. However, there can be no assurance that the Year 2000 Problem will be properly or timely resolved as to avoid any adverse impact to the Trust. At this time, it is generally believed that municipal issuers may be more vulnerable to Year 2000 issues or problems than will other issuers.


         Insurance On The Bonds. Each of the Bonds in the Trust is insured by a municipal bond guaranty insurance policy obtained by either the Sponsor with respect to Bonds which were not insured prior to their deposit in the Trust ("Sponsor-Insured Bonds") or the issuer, underwriter or prior owner of the Bonds ("Pre-Insured Bonds"), and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B (the "Insurance Companies"). The insurance policies are non-cancellable and will continue in force so long as the Bonds are outstanding and the insurers remain in business. The insurance policies guarantee the timely payment of principal and interest on the Bonds but do not guarantee the market value of the Bonds or the value of the Units. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds. An insurance company that is required to pay interest and/or principal in respect of any Bond will succeed and be subrogated to the Trustee's right to collect such interest and/or principal from the issuer and to other related rights of the Trustee with respect to any such Bond.

         Such insurance covers the scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. The insurance, unless obtained by MBIA Insurance Corporation ("MBIA Corp."), will also cover any accelerated payments of principal and any increase in interest payments or premiums, if any, payable upon mandatory redemption of the Bonds if interest on any Bonds is ultimately deemed to be subject to regular federal income tax. Insurance obtained from MBIA Corp. only guarantees the full and complete payments required to be made by or on behalf of an issuer of small industrial revenue bonds and pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds, including principal, interest or premiums payments, if any, as and when required. To the extent, therefore, that Bonds are only covered by insurance obtained from MBIA Corp., such Bonds will not be covered for the full and complete payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the

112677.9
                                       -9-

Trusts. The terms of the insurance are more fully described herein. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be down-graded.

         Navigator Insured Trusts

         Sponsor-Insured Bonds. Each of the Bonds in the Navigator Trusts is insured by a financial guaranty insurance policy obtained by the Sponsor (the "Navigator Sponsor-Insured Bonds") from MBIA Corp. covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but have not been paid. Such amounts shall be reduced by any amounts received by the holders or the owners of the Bonds from any trustee for the Bond issuers, any other Bond insurers or any other source other than MBIA Corp. MBIA Corp. has issued such policy or policies covering each of the Bonds in the Navigator Trusts and each such policy will remain in force until the payment in full of such Bonds, whether or not such Bonds continue to be held in the Navigator Trusts. The insurer's policies relating to small industrial development bonds and pollution control revenue bonds also guarantee any accelerated payments required to be made by or on behalf of an issuer of Bonds pursuant to the terms of the Bonds if there occurs an event which results in the loss of the tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. Such insurance does not cover for any accelerated payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of the tax exempt status of the interest on such Bonds nor will the insurance cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on any of the Bonds, including pollution control revenue bonds or small industrial development bonds. In the event of such an acceleration, the payments guaranteed by MBIA Corp. shall be made in such amounts and at such times as such payments would have been made absent any such acceleration. The insurance relates only to the prompt payment of principal of and interest on the securities in the Navigator Portfolios and does not remove market risk nor does it guarantee the market value of Units in the Navigator Trusts. The terms of the insurance are more fully described herein. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the Navigator Trusts see "Portfolio Supervision" in Part B. No representation is made herein as to any bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds in the Navigator Trusts. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of MBIA Corp. may be downgraded, which may result in a downgrading of the rating of the Units in the Navigator Trusts. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsor. Additionally, some of the Bonds in the Navigator Trusts may be Pre-Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

         Upon notification from the trustee for any bond issuer or any holder or owner of the Bonds that such trustee or paying agent has
112677.9
                                      -10-
insufficient funds to pay any principal or interest in full when due, MBIA Corp. will be obligated to deposit funds promptly with Citibank, N.A., New York, New York, as fiscal agent for MBIA Corp., sufficient to fully cover the deficit. If notice of nonpayment is received on or after the due date, MBIA Corp. will provide for payment within one business day following receipt of the notice. Upon payment by MBIA Corp. of any Bonds, coupons, or interest payments, MBIA Corp. shall succeed to the rights of the owner of such Bonds, coupons or interest payments with respect thereto.


         Pre-Insured Bonds. Some of the Bonds in the Trusts which are insured under policies obtained by the Bond issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") are insured either by Ambac Assurance Corporation ("Ambac"), Capital Guaranty Insurance Company ("Capital Guaranty"), Connie Lee Insurance Company ("Connie Lee"), Financial Guaranty Insurance Company ("Financial Guaranty"), Financial Security Assurance, Inc. ("Financial Security") or Municipal Bond Insurance Association ("MBIA"), MBIA Corp.(collectively the "Insurance Companies"). The cost of this insurance is borne by the respective issuers, underwriters or prior owners of the Pre-Insured Bonds. The percentage of each Portfolio insured by each insurance company, if any, is set forth under "Insurance" in Part A of this Prospectus.

         Ambac is a Wisconsin-domiciled stock insurance corporation, regulated by the Office of the Commissioner of Insurance of the State of Wisconsin and licensed to do business in 50 states, the District of Columbia, the Territory of Guam and the Commonwealth of Puerto Rico, with admitted assets of approximately $3,290,000,000 (unaudited), and statutory capital of approximately $1,920,000,000 (unaudited) as of December 31, 1998. Statutory capital consists of Ambac's policyholders' surplus and statutory contingency reserve. Standard & Poor's, Moody's and Fitch IBCA, Inc. ("Fitch") have each assigned a triple-A financial strength rating to Ambac.


         Ambac has obtained a ruling from the Internal Revenue Service to the effect that the insuring of an obligation by Ambac will not affect the treatment for federal income tax purposes of interest on such obligation and that insurance proceeds representing maturing interest paid by Ambac under policy provisions substantially identical to those contained in its municipal bond insurance policy shall be treated for federal income tax purposes in the same manner as if such payments were made by issuer of the Bonds.

         Connie Lee Insurance Company ("Connie Lee"), a Wisconsin stock insurance corporation, is wholly-owned subsidiary of Connie Lee Holdings, Inc. (formerly Construction Loan Insurance Corporation, and herein, "Holdings"). On December 18, 1997, Ambac acquired all of the outstanding capital stock of Holdings. Holdings and Connie Lee are now wholly-owned subsidiaries of Ambac. Connie Lee, which guaranteed bonds issued primarily for college and hospital infrastructure projects, is not expected to write any new business. Ambac and Connie Lee have arrangements in place to assure that Connie Lee maintains a level of capital sufficient to support Connie Lee's outstanding obligations and for Connie Lee insured bonds to retain their triple-A rating.


         As of December 31, 1998, the qualified statutory capital of Connie Lee was $234,425,505 (unaudited) and total admitted assets were $136,289,581, as reported to the Commissioner of Insurance of the State of Wisconsin.


         As of the Evaluation Date, the claims-paying ability of Connie Lee has been rated "AAA" by Standard & Poor's.

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                                      -11-

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         Financial Guaranty is a wholly-owned subsidiary of FGIC Corporation
(the "Corporation"), a Delaware holding company. The Corporation is a subsidiary of General Electric Capital Corporation ("GE Capital"). Neither the Corporation nor GE Capital is obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is a monoline financial guaranty insurer domiciled in the State of New York and subject to regulation by the State of New York Insurance Department. As of December 31, 1998, the total capital and surplus of Financial Guaranty was $1,258,215,191. Financial Guaranty prepares financial statements on the basis of both statutory accounting principles and generally accepted accounting principles. Copies of such financial statements may be obtained by writing to Financial Guaranty at 115 Broadway, New York, New York 10006, Attention: Communications Department (telephone number: 212-312-3000) or to the New York State Insurance Department at 25 Beaver Street, New York, New York 10004-2319, Attention: Financial Condition Property/Casualty Bureau (telephone number: 212-480-5187.

         In addition, Financial Guaranty is currently licensed to write insurance in all 50 states and the District of Columbia.

         Financial Security is a wholly owned subsidiary of Financial Security Assurance Holdings Ltd. ("Holdings"), a New York Stock Exchange listed company. Major shareholders of Holdings include Fund American Enterprises Holdings, Inc., MediaOne Capital Corporation, formerly US WEST Capital Corporation, The Tokio Marine and Fire Insurance Co., Ltd. and XL Capital Ltd. No shareholder of Holdings is obligated to pay any debt of Financial Security or any claim under any insurance policy issued by Financial Security or to make any additional contribution to the capital of Financial Security.

         Pursuant to an intercompany agreement, liabilities on financial guaranty insurance written or reinsured from third parties by Financial Security or any of its insurance company subsidiaries are reinsured among such companies on an agreed upon percentage substantially proportional to their respective capital, surplus and reserves, subject to applicable statutory risk limitations. In addition, Financial Security reinsures a portion of its liabilities under certain of its financial guaranty insurance policies with other reinsurers under various quota-share treaties and on a transaction-by- transaction basis. Such reinsurance is utilized by Financial Security as a risk management device and to comply with certain statutory and rating agency requirements; it does not alter or limit Financial Security's obligations under any financial guaranty insurance policy. As of December 31, 1998, total shareholders equity of Financial Security and its wholly-owned subsidiaries was (unaudited) $1,104,591,000 and total unearned premium reserves was (unaudited) $504,603,000.

         As of the Evaluation Date, Financial Security's claims-paying ability has been rated "AAA" by Standard & Poor's, Fitch IBCA, Inc., Japan Rating and Investment Information, Inc. and Standard & Poor's (Australia) Pty. Ltd. and "Aaa" by Moody's Investors Service.


         MBIA Corp. is domiciled in the State of New York and licensed to do business in and subject to regulation under the laws of all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the Commonwealth of the Northern Mariana Islands, the Virgin Islands of the United States and the Territory of Guam. MBIA Corp. has two European branches, one in the Republic of France and the other in the Kingdom of Spain.

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                                      -12-

         As of December 31, 1997, MBIA Corp. had admitted assets of $5.3 billion (audited), total liabilities of $3.5 billion (audited), and total capital and surplus of $1.8 billion (audited) prepared in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of December 31, 1998, MBIA Corp. had admitted assets of $6.5 billion (unaudited), total liabilities of $4.2 billion (unaudited), and total capital and surplus of $2.3 billion (unaudited).


         As of the Evaluation Date, the claims-paying ability of MBIA Corp. has been rated "AAA" by Standard & Poor's and Fitch, and Aaa by Moody's.

         Insured Municipal Securities Trust

         Sponsor-Insured Bonds. For those Bonds which are not covered by an insurance policy obtained by the issuers of such Bonds, the Sponsor has obtained bond insurance from either BIG, Financial Guaranty, MBIA or MBIA Corp. in an effort to protect Certificateholders against nonpayment of principal and interest in respect of such Bonds (the "Sponsor-Insured Bonds"). The bond insurance on the Sponsor-Insured Bonds covers the Sponsor-Insured Bonds deposited in a Trust at the time that they are physically delivered to the Trustee (in the case of bearer bonds) or registered in the name of the Trustee or its nominee or delivered along with an assignment (in the case of registered bonds) or registered in the name of the Trustee or its nominee (in the case of bonds held in book-entry form). Accordingly, although contracts to purchase Sponsor-Insured Bonds are not covered by the bond insurance obtained by the Sponsor, such Bonds will be insured when they are deposited in the Trust. When selecting Bonds for a Trust prior to obtaining insurance thereon, the Sponsor considers the factors listed under "Portfolio", among others. The insurers of the Sponsor-Insured Bonds apply their own standards in determining whether to insure the Sponsor-Insured Bonds. To the extent that the standards of such insurers are more restrictive than those of the Sponsor, the Sponsor's investment criteria have been limited to the more restrictive standards.


         Pre-Insured Bonds. The Bonds which are insured under policies obtained by the Bond issuers are insured by Ambac, Financial Guaranty, Financial Security, or MBIA Corp. (collectively, the "Insurance Companies") on the date the Bonds were originally deposited in the Trust. The cost of this insurance is borne by the respective issuers of the Pre-Insured Bonds. The percentage of the Portfolio insured by each Insurance Company, if any, is set forth under "Insurance" in Part A.


         Ratings. As of the Date of Deposit for each of the respective Trusts, Standard & Poor's had rated the claims-paying ability of each of the above insurance companies "AAA" and had rated each of the Bonds in the Portfolio "AAA" because the insurance companies had insured the Bonds. The assignment of such "AAA" ratings was due to Standard & Poor's assessment of the creditworthiness of the insurance companies and their ability to pay claims on their policies of insurance. Subsequently, the rating of the claims-paying ability of the insurer of an underlying Bond may cease to be rated or may be downgraded which may result in a downgrading of the rating of the Units in the Trust. For a discussion of the rating of the claims-paying ability of each of the Bond insurers see "Insurance On The Bonds". For a list of Bond Ratings as of the Evaluation Date see the "Portfolio" in Part A of this Prospectus. For a discussion of the rating assigned to the Units of the Trusts, see "the Trust" in Part A of this Prospectus. The percentage of each


112677.9
                                      -13-

Trust portfolio insured by each Insurance Company, if any, is set forth under "Insurance" in Part A.

         The foregoing information relating to the above insurance companies is from published documents and other public sources and/or information provided by such insurance companies. No representation is made herein as to the accuracy or adequacy of such information or as to the absence of material adverse changes in such information subsequent to the dates thereof, but the Sponsor is not aware that the information herein is inaccurate or incomplete.


                               RISK CONSIDERATIONS

         Special Factors Affecting the Navigator Trusts. The Sponsor believes the information summarized below describes some of the more significant events relating to the Navigator Trusts. Sources of such information are the official statements of issuers located in the states of the Navigator Trusts which have been issued in connection with the debt offerings of such states, as well as other publicly available documents and information. While the Sponsor has not independently verified such information, they have no reason to believe it is not correct in all material respects.

         New York Navigator Trust


         The information set forth below is derived from the official statements and/or preliminary drafts of official statements prepared in connection with the issuance of State and City municipal bonds. The Fund has not independently verified this information.

         Economic Trends. Over the long term, the State of New York (the "State") and the City of New York (the "City") face serious economic problems. The City accounts for approximately 41% of the State's population and personal income, and the City's financial health affects the State in numerous ways. The State historically has been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic affluence. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. The City has also had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.


         The State has for many years had a very high State and local tax burden relative to other states. The State and its localities have used these taxes to develop and maintain their transportation networks, public schools and colleges, public health systems, other social services and recreational facilities. Despite these benefits, the burden of State and local taxation, in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.

112677.9

         Notwithstanding the numerous initiatives that the State and its localities may take to encourage economic growth and achieve balanced budgets, reductions in Federal spending could materially and adversely affect the financial condition and budget projections of the State and its localities.


         New York City. The City, with a population of approximately 7.4 million, is an international center of business and culture. Its non-manufac turing economy is broadly based, with the banking and securities, life insurance, communications, publishing, fashion design, retailing and construction industries accounting for a significant portion of the City's total employment earnings. Additionally, the City is the nation's leading tourist destination. The City's manufacturing activity is conducted primarily in apparel and printing.

         For each of the 1981 through 1998 fiscal years, the City had an operating surplus, before discretionary transfers, and achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles ("GAAP"), after discretionary transfers. The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results as required by State law without tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.

         As required by law, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's current financial plan projects a surplus in the 1999 fiscal year, before discretionary transfers, and budget gaps for each of the 2000, 2001 and 2002 fiscal years. This pattern of current year surplus operating results and projected subsequent year budget gaps has been consistent through the entire period since 1982, during which the City has achieved surplus operating results, before discretionary transfers, for each fiscal year.

         The City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected; that State budgets will be adopted by the April 1 statutory deadline, or interim appropriations enacted; or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

         The Mayor is responsible for preparing the City's financial plan, including the City's current financial plan for the 1999 through 2002 fiscal years (the "1999-2002 Financial Plan" or "Financial Plan"). The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Such assumptions and contingencies include the condition of the regional and local economies, the provision of State and Federal aid and the impact on City revenues and expenditures of any future Federal or State policies affecting the City.


112677.9
                                      -15-

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         Implementation of the Financial Plan is dependent upon the City's ability to market its securities successfully. The City's financing program for fiscal years 1999 through 2002 contemplates the issuance of $5.2 billion of general obligation bonds and $5.4 billion of bonds to be issued by the New York City Transitional Finance Authority (the "Finance Authority") to finance City capital projects. The Finance Authority was created as part of the City's effort to assist in keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City bonds and notes, New York City Municipal Water Finance Authority ("Water Authority") bonds and Finance Authority bonds will be subject to prevailing market conditions. The City's planned capital and operating expenditures are dependent upon the sale of its general obligation bonds and notes, and the Water Authority and Finance Authority bonds. Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

         For the 1998 fiscal year, the City had an operating surplus, before discretionary and other transfers, and achieved balanced operating results, after discretionary and other transfers, in accordance with GAAP. The 1998 fiscal year is the eighteenth year that the City has achieved an operating surplus, before discretionary and other transfers, and balanced operating results, after discretionary and other transfers.

         On November 18, 1998, the City released the Financial Plan for the 1999 through 2002 fiscal years, which relates to the City and certain entities which receive funds from the City. The Financial Plan is a modification to the financial plan submitted to the Control Board on June 26, 1998 (the "June Financial Plan"). The Financial Plan projects revenues and expenditures for the 1999 fiscal year balanced in accordance with GAAP, and projects gaps of $2.2 billion, $2.9 billion and $2.4 billion for the 2000 through 2002 fiscal years, respectively, after implementation of a gap closing program to reduce agency expenditures by $200 million in the 1999 fiscal year and approximately $80 million in each of fiscal years 2000 through 2002.

         Changes since the June Financial Plan include: (i) an increase in projected tax revenues of $288 million and $8 million in fiscal years 1999 and 2000, respectively, and a decrease in projected tax revenues of $23 million and $66 million in fiscal years 2001 and 2002, respectively; (ii) an increase in planned expenditures for health insurance of approximately $60 million in each of fiscal years 1999 through 2002; (iii) a decrease in projected pension expenditures due to higher than planned increases in the value of the assets of the retirement systems of $67 million, $171 million, $264 million and $372 million in the fiscal years 1999 through 2002, respectively; (iv) other agency spending increases of $76 million, $101 million, $78 million, and $70 million in fiscal years 1999 through 2002, respectively; and (v) an increase in agency expenditures of $227 million, $295 million, $295 million and $294 million in fiscal years 1999 through 2002, respectively, due to a reduction in the agency gap closing program.

         The 1999-2002 Financial Plan includes a proposed discretionary transfer in the 1999 fiscal year of $465 million to pay debt service due in fiscal year 2000. In addition, the Financial Plan reflects enacted and proposed tax reduction programs totaling $429 million, $604 million and $606 million in fiscal years 2000 through 2002, respectively, including the



112677.9
                                      -16-
elimination of the City sales tax on all clothing as of December 1, 1999, the extension of current tax reductions for owners of cooperative and condominium apartments starting in fiscal year 2000 and a personal income tax credit for child care and for resident holders of Subchapter S corporations starting in fiscal year 2000, which are subject to State legislative approval, and reduction of the commercial rent tax commencing in fiscal year 2000.

         The Financial Plan assumes (i) approval by the Governor and the State Legislature of the extension of the 14% personal income tax surcharge, which is scheduled to expire on December 31, 1999, and which is projected to provide revenue of $183 million, $524 million and $544 million in the 2000, 2001 and 2002 fiscal years, respectively; and (ii) collection of the projected rent payments for the City's airports, totaling $6 million, $365 million, $155 million and $185 million in the 1999 through 2002 fiscal years, respectively, a substantial portion of which may depend on the successful completion of negotiations with The Port Authority of New York and New Jersey (the "Port Authority") or the enforcement of the City's rights under the existing leases through pending legal actions. The Financial Plan provides no additional wage increases for City employees after their contracts expire in fiscal years 2000 and 2001. In addition, the economic and financial condition of the City may be affected by various financial, social, economic and political factors which could have a material effect on the City.

         In January, the Mayor is expected to publish a Modification (the "January Modification") to the Financial Plan for the City's 1999 through 2003 fiscal years and a preliminary budget for the City's fiscal year 2000. The January Modification will include changes since the Financial Plan and the City's program to address the currently forecast $2.2 billion gap in fiscal year 2000. As in prior years, the City's gap-closing program could include a program to substantially reduce projected agency spending and City proposals for increased Federal and State aid and other non-tax revenues.

         The 1998 modification of the City's financial plan and the 1999-2002 Financial Plan include a proposed discretionary transfer in the 1998 fiscal year of approximately $2.0 billion to pay debt service due in the 1999 fiscal year, and a proposed discretionary transfer in the 1999 fiscal year of $416 million to pay debt service due in fiscal year 2000, included in the Budget Stabilization Accounts for the 1998 and 1999 fiscal years, respectively. In addition, the Financial Plan reflects proposed tax reduction programs totaling $237 million, $537 million, $657 million and $666 million in fiscal years 1999 through 2002, respectively, including the elimination of the City sales tax on all clothing as of December 1, 1999, a City-funded acceleration of the State funded personal income tax reduction for the 1999 through 2001 fiscal years, the extension of current tax reductions for owners of cooperative and condominium apartments starting in fiscal year 2000 and a personal income tax credit for child care and for resident holders of Subchapter S corporations, which are subject to State legislative approval, and reduction of the commercial rent tax commencing in fiscal year 2000.

         On June 5, 1998, the City Council adopted a budget which re-allocated expenditures from those provided in the Executive Budget in the amount of $409 million. The re-allocated expenditures, which include $116 million from the Budget Stabilization Account, $82 million from debt service, $45 million from pension contributions, $54 million from social services spending and $112 million from other spending, were re-allocated to uses set forth in the City Council's adopted budget. Such uses include a revised tax reduction program at a revenue cost in the 1999 fiscal year of $45 million,


112677.9
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



additional expenditures for various programs of $199 million and provision of $165 million to retire high interest debt. The revised tax reduction program in the City Council's adopted budget assumes the expiration of the 12.5% personal income tax surcharge, rather than the implementation of the personal income tax reduction program proposed in the Executive budget. The changes reflected in the City Council's adopted budget would increase the gaps forecast between revenues and expenditures in the future years of the Financial Plan.

         On June 5, 1998, in accordance with the City Charter, the Mayor certified to the City Council revised estimates of the City's revenues (other than property tax) for fiscal year 1999. Consistent with this certification, the property tax levy was estimated by the Mayor to require an increase to realize sufficient revenue from this source to produce a balanced budget within generally accepted accounting principles. On June 8, 1998, the City Council adopted a property tax levy that was $237.7 million lower than the levy estimated to be required by the Mayor. The City Council, however, maintained that the revenue to be derived from the levy it adopted would be sufficient to achieve a balanced budget because the property tax reserve for uncollectibles could be reduced. Property tax bills for fiscal year 1999 are expected to be mailed in the near future by the City's Department of Finance at the rates adopted by the City Council for fiscal year 1998, subject to later adjustment.

         On July 16, 1998, Standard & Poor's revised its rating of City bonds upward from BBB+ to A-. Moody's rating of City bonds was revised in February 1998 to A3 from Baa1. Moody's, Standard & Poor's and Fitch currently rate the City's outstanding general obligations bonds A3, A- and A-, respectively.

         New York State and its Authorities. The State Financial Plan for the 1998-1999 fiscal year projects balance on a cash basis for the 1998-1999 fiscal year, as modified on July 30, 1998, with a closing balance in the General Fund of $1.67 billion. The State Financial Plan contains projections of a potential imbalance in the 1999-2000 fiscal year of $1.3 billion, assuming implementation of unspecified efficiency actions, the receipt of funds from the tobacco settlement and the application of certain reserves established in the 1998-1999 State Financial Plan. The Executive Budget submitted in February 1998 contained projections at that time of a potential imbalance in the 2000-2001 fiscal year of $3.72 billion, assuming implementation of unspecified efficiency initiatives and other actions in the 2000-2001 fiscal year.

         The 1999-2002 Financial Plan is based on numerous assumptions, including the condition of the City's and the region's economy and a modest employment recovery and the concomitant receipt of economically sensitive tax revenues in the amounts projected. The 1999-2002 Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 1999 through 2002 fiscal years; continuation of projected interest earnings assumptions for pension fund assets and current assumptions with respect to wages for City employees affecting the City's required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of State agencies to maintain balanced budgets; the willingness of the Federal government to provide the amount of Federal aid contemplated in the Financial


112677.9
                                      -18-

Plan; the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlement programs; adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; the City's ability to market its securities successfully in the public credit markets; and unanticipated expenditures that may be incurred as a result of the need to maintain the City's infrastructure. Certain of these assumptions have been questioned by the City Comptroller and other public officials.

         The Legislature passed a State budget for the 1998-1999 fiscal year on April 18, 1998, and on April 26, 1998 the Governor vetoed certain of the increased spending in the State budget passed by the Legislature. The Legislature did not override any of the Governor's vetoes. The State Financial Plan for the 1998-1999 fiscal year, as modified on July 30, 1998, projects balance on a cash basis for the 1998-1999 fiscal year, with a closing balance in the General Fund of $1.67 billion. The State Financial Plan contains projections of a potential imbalance in the 1999-2000 fiscal year of $1.3 billion, assuming implementation of $600 million of unspecified efficiency actions, the receipt of $250 million in funds from the tobacco settlement and the application of certain reserves established in the 1998-1999 State Financial Plan. The Executive Budget submitted in February 1998 contained projections at that time of a potential imbalance in the 2000-2001 fiscal year of $3.72 billion, assuming implementation of $800 million of unspecified efficiency initiatives in the 2000-2001 fiscal year and $250 million in funds from the tobacco settlement. The State Financial Plan for the 1998-1999 fiscal year includes multi-year tax reductions and significant increases in spending which will affect the 2000-2001 fiscal year. The various elements of the State and local tax and assessment reductions enacted during the last several fiscal years will reduce projected revenues by more than $4 billion in the 2002-2003 fiscal year as measured from the current 1998-1999 base.

         On July 23, 1998, the New York State Comptroller issued a report which noted that a significant cause for concern is the budget gaps in the 1999-2000 and 2000-2001 fiscal years, which the State Comptroller projected at $1.8 billion and $5.5 billion, respectively, after excluding the uncertain receipt by the State of $250 million of funds from the tobacco settlement assumed for each of such fiscal years, as well as the unspecified actions assumed in the State's projections. The State Comptroller also stated that if the securities industry or economy slows, the size of the gaps would increase.

         Standard & Poor's rates the State's general obligation bonds A, and Moody's rates the State's general obligation bonds A2. On August 28, 1997, Standard & Poor's revised its rating on the State's general obligation bonds from A- to A.

         Litigation. A number of court actions have been brought involving State finances. The court actions in which the State is a defendant generally involve State programs and miscellaneous tort, real property, and contract claims. While the ultimate outcome and fiscal impact, if any, on the State of those proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the State's ability to carry out the 1999-2002 Financial Plan. The City



112677.9
                                      -19-

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has estimated that its potential future liability on account of outstanding claims against it as of June 30, 1998 amounted to approximately $3.5 billion.


         New Jersey Navigator Trust

         New Jersey Risk Factors


         State Finance. New Jersey is the ninth largest state in population and the fifth smallest in land area. With an average of 1,071 people per square mile, it is the most densely populated of all the states. The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. Historically, New Jersey's average per capita income has been well above the national average, and in 1998 the State ranked second among the states in per capital personal income ($32,779).


         The Trust is susceptible to political, economic or regulatory factors affecting issuers of the New Jersey securities. The following information provides only a brief summary of some of the complex factors affecting the financial situation in New Jersey (the "State") and is derived from sources that are generally available to investors and is believed to be accurate. It is based in part on information obtained from various State and local agencies in New Jersey. No independent verification has been made of any of the following information.

         The New Jersey Economic Policy Council, a statutory arm of the New Jersey Department of Commerce and Economic Development, has reported in New Jersey Economic Indicators, a monthly publication of the New Jersey Department of Labor, Division of Labor Market and Demographic Research, that in 1988 and 1989 employment in New Jersey's manufacturing sector failed to benefit from the export boom experienced by many Midwest states and the State's service sectors, which had fueled the State's prosperity since 1982, lost momentum. In the meantime, the prolonged fast growth in the State in the mid 1980s resulted in a tight labor market situation, which has led to relatively high wages and housing prices. This means that, while the incomes of New Jersey residents are relatively high, the State's business sector has become more vulnerable to competitive pressures.


         The onset of the national recession (which officially began in July 1990 according to the National Bureau of Economic Research) caused an acceleration of New Jersey's job losses in construction and manufacturing. In addition, the national recession caused an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities and trucking and warehousing. Reflecting the downturn, the rate of unemployment in the State rose from a low of 3.6% during the first quarter of 1989 to an estimated 4.7% in June 1998, which is above the national average of 4.5% in June 1998. Economic recovery is likely to be slow and uneven in New Jersey, with unemployment receding at a correspondingly slow pace, due to the fact that some sectors may lag as a result of continued excess capacity. In addition, employers even in rebounding sectors can be expected to remain cautious about hiring until they become convinced that improved business will be sustained. Also, certain firms will continue to merge or downsize to increase profitability.


         Debt Service. The primary method for State financing of capital projects is through the sale of the general obligation bonds of the State.


112677.9
                                      -20-

These bonds are backed by the full faith and credit of the State tax revenues and certain other fees are pledged to meet the principal and interest payments and, if provided, redemption premium payments, if any, required to repay the bonds. As of June 30, 1996, there was a total authorized bond indebtedness of approximately $10.31 billion, of which $3.69 billion was issued and outstanding, $4.76 billion was retired (including bonds for which provisions for payment have been made through the sale and issuance of refunding bonds) and $1.86 billion was unissued. The debt service obligation of such outstanding indebtedness was $446.9 million for Fiscal Year 1997 and was $501 million for Fiscal Year 1998-1999.


         On June 25, 1997, the New Jersey Economic Development Authority (EDA) issued State Pension Funding Bonds (PFB) in the amount of $2.803 billion to finance a portion of the unfunded accrued liability of the State administered retirement systems. Under the authorizing legislation the bonds are limited obligations of the EDA and are not a legal debt or liability of the State. The following section, New Jersey Budget and Appropriation System, contains a full description of the PFB.


         New Jersey Budget and Appropriation System. The State operates on a fiscal year beginning July 1 and ending June 30. At the end of Fiscal Year 1993 there was a surplus of $937.4 million. In 1994, New Jersey closed its fiscal year with a surplus of $926.0 million, in 1995 New Jersey closed its fiscal year with a surplus of $569.2, in 1996 New Jersey closed its fiscal year with a surplus of $442.0 million and in 1997 New Jersey closed its fiscal year with a surplus of $276.2 million, and in 1998 New Jersey closed its fiscal year with a surplus of $1.25 billion.


         In order to provide additional revenues to balance future budgets, to redistribute school aid and to contain real property taxes, on June 27, 1990, and July 12, 1990, former Governor Florio signed into law legislation which was estimated to raise approximately $2.8 billion in additional taxes (consisting of $1.5 billion in sales and use taxes and $1.3 billion in income taxes), the biggest tax hike in New Jersey history. There can be no assurance that receipts and collections of such taxes will meet such estimates.

         The first part of the tax hike took effect on July 1, 1990, with the increase in the State's sales and use tax rate from 6% to 7% and the elimination of exemptions for certain products and services not previously subject to the tax, such as telephone calls, paper products (which has since been reinstated), soaps and detergents, janitorial services, alcoholic beverages and cigarettes. At the time of enactment, it was projected that these taxes would raise approximately $1.5 billion in additional revenue. Projections and estimates and receipts from sales and use taxes, however, have been subject to variance in recent fiscal years.

         The second part of the tax hike took effect on January 1, 1991, in the form of an increased state income tax on individuals. At the time of enactment, it was projected that this increase would raise approximately $1.3 billion in additional income taxes to fund a new school aid formula, a new homestead rebate program and state assumption of welfare and social services costs. Projections and estimates of receipts from income taxes, however, have also been subject to variance in recent fiscal years. Under the legislation, income tax rates increased from their previous range of 2% to 3.5% to a new range of 2% to 7%, with the higher rates applying to married couples with incomes exceeding $70,000 who file joint returns, and to individuals filing single returns with incomes of more than $35,000.

112677.9
                                      -21-

         The Florio administration had contended that the income tax package would help reduce local property tax increases by providing more state aid to municipalities. Under the income tax legislation, the State would assume approximately $289 million in social services costs that previously were paid by counties and municipalities and funded by property taxes. In addition, under the new formula for funding school aid, an extra $1.1 billion was proposed to be sent by the State to school districts beginning in 1991, thus reducing the need for property tax increases to support education programs.

         Effective July 1, 1992, the State's sales and use tax rate decreased from 7% to 6%. Effective January 1, 1994, an across-the-board 5% reduction in the income tax rates was enacted and effective January 1, 1995, further reductions ranging from 1% to 10% in income tax rates took effect. Governor Whitman recently signed into law further reductions up to 15% for some taxpayers effective January 1, 1996, thus reducing income taxes by up to 30% for most taxpayers within three years.


         On June 30, 1998, Governor Whitman signed the New Jersey Legislature's $18.123 billion budget for Fiscal Year 1999. The balanced budget, which includes $701 million in surplus, is $1.3 billion more than the 1998 budget. Projections and estimates of receipts from taxes have been subject to variance in recent years as a result of several factors, most recently a significant slowdown in the national, regional and State economies, sluggish employment and uncertainties in taxpayer behavior as a result of actual and proposed changes in Federal tax laws.


         On June 25, 1997, the New Jersey Economic Development Authority (EDA) issued State Pension Funding Bonds (PFB) in the amount of $2.803 billion to finance a portion of the unfunded accrued liability of the State- administered retirement systems. Under the authorizing legislation, the bonds are limited obligations of the EDA and contain a statement that they are not a legal debt or liability of the State. This is true even though the principal and interest on the bonds will be paid through annual State appropriations from the General Fund. Because the pension bonds are issued by an authority, they are not General Obligation (G.O.) Bonds which are backed by the "full faith and credit" of the State. G.O. bonds would require voter approval.

         The PFB sold at an average interest rate of 7.64% after the State purchased insurance against default. In concept, the proceeds of the PFB are invested with the anticipation that the interest rate on investment earnings will at least equal and, hopefully, exceed the interest rate cost of the bonds, thereby lowering future State costs to fund the retirement systems. However, there is always a risk of uncertainty in investing funds.

         The unfunded accrued liability of the several State-administered retirement systems is $3.2 billion, according to the actuarial valuations prepared by Fiscal Year 1998. Of that amount, $2.75 billion is funded from the sale of the Pension Bonds. The balance, an estimated $450 million, was made available through the passage of companion legislation. That law authorized a one-time accounting change in the value of the assets of the retirement systems to full-market value as of the valuation reports applicable to Fiscal Year 1998. This one-time revaluation from the current market- related value of assets (which recognizes 20% of full-market) to full-market value, immediately recognizes all capital gains up to the validation date, resulting in an increased value of the accumulated assets of the retirement systems. The assets of the retirement systems at full-market value are

112677.9
                                      -22-
approximately $2.4 billion greater than they are when measured at their market-related value.

         Debt Ratings. For many years, both Moody's Investors Service, Inc., and Standard & Poor's Corporation have rated New Jersey general obligation bonds "Aaa" and "AAA", respectively. Currently, however, Moody's Investors Service, Inc. rates New Jersey general obligation bonds Aa1 and Standard & Poor's Ratings Group rates such bonds AA+. On July 3, 1991, however, Standard & Poor's Corporation downgraded New Jersey general obligation bonds to "AA+." On June 4, 1992 Standard & Poor's Corporation placed New Jersey general obligation bonds on Credit Watch with negative implications, citing as its principal reason for its caution the unexpected denial by the Federal Government of New Jersey's request for $450 million in retroactive Medicaid payments for psychiatric hospitals. These funds were critical to closing a $1 billion gap in the State's $15 billion budget for fiscal year 1992 which ended on June 30, 1992. Under New Jersey state law, the gap in the current budget must be closed before the new budget year begins on July 1, 1992. Standard & Poor's Corporation suggested the State could close fiscal 1992's budget gap and help fill fiscal 1993's hole by a reversion of $700 million of pension contributions to its general fund under a proposal to change the way the State calculates its pension liability. On July 6, 1992, Standard & Poor's Corporation reaffirmed its "AA+" rating for New Jersey general obligation bonds and removed the debt from its Credit Watch list, although it stated that New Jersey's long-term financial outlook is negative. Standard & Poor's Corporation was concerned that the State was entering the 1993 fiscal year that began July 1, 1992 with a slim $26 million surplus and remained concerned about whether the sagging State economy would recover quickly enough to meet lawmakers' revenue projections. It also remained concerned about the recent federal ruling leaving in doubt how much the State was due in retroactive Medicaid reimbursements and a ruling by a federal judge, now on appeal, of the State's method for paying for uninsured hospital patients. However, on July 27, 1994, Standard & Poor's announced that it was changing the State's outlook from negative to stable due to a brightening of the State's prospects as a result of Governor Whitman's effort to trim spending and cut taxes, coupled with an improving economy. Standard & Poor's reaffirmed its "AA+" rating at the same time. There can be no assurance that these ratings will continue or that particular bond issues may not be adversely affected by changes in the State or local economic and political conditions.

         On August 24, 1992, Moody's Investors Service, Inc. downgraded New Jersey general obligation bonds to "Aa1", stating that the reduction reflected a developing pattern of reliance on nonrecurring measures to achieve budgetary balance, four years of financial operations marked by revenue shortfalls and operating deficits, and the likelihood that serious financial pressures would persist. On August 5, 1994, Moody's reaffirmed its "Aa1" rating, citing on the positive side New Jersey's broad-based economy, high income levels, history of maintaining a positive financial position and moderate (although rising) debt ratios, and, on the negative side, a continued reliance on one-time revenue and a dependence on pension-related savings to achieve budgetary balance.

         Capital Construction. In addition to payment from bond proceeds, capital construction can also be funded by appropriation of current revenues on a pay-as-you go basis. Capital Construction expenditures for Fiscal Year 1995 represent 1.9% of the total Fiscal Year 1995 expenditures. In Fiscal Year 1995, total Capital Construction expenditures were $289.8 million,


112677.9
                                      -23-
a decrease of $83.4 million from Fiscal Year 1994. This amount reflects a reduction of $136.4 million in capital projects and an increase of $53.0 million in expenditures to the Transportation Trust Fund Authority.

         All appropriations for capital projects and all proposals for State bond authorizations are subject to the review and recommendation of the New Jersey Commission on Capital Budgeting and Planning. This permanent commission was established in November 1975, and is charged with the preparation of the State Capital Improvement Plan, which contains proposals for State spending for capital projects.

         Lease Financing. The State has entered into a number of leases relating to the financing of certain real property and equipment. The State leases the State Tax Processing Building and the Richard J. Hughes Justice Complex in Trenton, both from the Mercer County Improvement Authority (the "Authority"). On August 8, 1991 the Authority defeased outstanding bonds originally issued to finance construction of the Richard J. Hughes Justice Complex through the issuance of custody receipts (the "Custody Receipts") in the aggregate principal amount of $95,760,000. The rental is sufficient to cover the debt service on the Authority's Custody Receipts. Maximum annual rental payments on these leases, including debt service, maintenance and payments in lieu of taxes, will be approximately $11 million. The State's obligation to pay the rentals is subject to appropriations being made by the State Legislature. The Custody Receipts will mature in the years 1992 through 2018.

         The State has also entered into a lease agreement, as lessee, with the New Jersey Economic Development Authority, as lessor (the "EDA") to lease (i) office buildings that are presently under construction and, when finished, are expected to house the New Jersey Division of Motor Vehicles, New Jersey Network (the State's public television station) and a branch of the United States Postal Service and (ii) a parking facility that is also under construction, all of which were financed by the EDA's $114,391,434.70 initial aggregate principal amount of Trenton Office Complex Revenue Bonds, 1980 Series dated December 1, 1989. The State has also entered into a lease agreement, as lessee, with the EDA to lease approximately 13 acres of real property and certain infrastructure improvements thereon located in the City of Newark. This property is in a geographical area generally bounded by McCarter Highway, Mulberry Street and Saybrook Place and its purchase was financed by $21,510,000 aggregate principal amount of New Jersey Economic Development Authority Revenue Bonds, New Jersey Performing Arts Center Site Acquisition Project, 1991 Series, issued on August 20, 1991. The rental payments required to be made by the State under such lease agreements are sufficient to cover debt service on such bonds and other amounts payable to the EDA, including certain administrative expenses of the EDA, and such rental payments are subject to annual appropriation by the State Legislature. Maximum annual debt service on such bonds is approximately $12,200,000. All of such bonds are still outstanding and mature in the years 1992 through 2012.

         The State has also entered into a sublease with the EDA to lease two parking lots, certain infrastructure improvements and related elements located at Liberty State Park in the City of Jersey City. These parking lots and improvements have been financed by a $13,683,767.50 aggregate principal amount of New Jersey Economic Development Authority Lease Rental Bonds, 1992 Series (Liberty State Park Project) dated March 15, 1992. The rental payments that will be required to be made by the State under such sublease agreement will be sufficient to cover debt service on such bonds and other amounts


112677.9
                                      -24-
payable to the EDA, and such rental payments will be subject to appropriation by the State Legislature.

         In 1981, the Governor signed into law a bill creating the New Jersey Building Authority (the "Building Authority") having the power to construct facilities for leasing to the State (P.L. 1981, c. 120). The law provides for leasing to the State on a basis similar to that described above. The Building Authority is authorized to have not more than $250 million of its notes and bonds outstanding exclusive of refunded bonds and notes, provided that if the Building Authority issues bonds or notes to finance the total cost of a project based on estimates prepared by an independent consultant and the consultant determines later that the costs of the project as initially approved have increased, the Building Authority may issue additional bonds or notes to finance the increased cost notwithstanding the $250 million limitation. In 1985 the Building Authority issued $129,635,000 of 1985 Series Bonds for five office building projects in the Trenton area. During April 1987 the Building Authority issued $103,760,000 of the 1987 Series Bonds to refund the outstanding term bonds of the 1985 issue. On April 6, 1989 the Building Authority issued $49,752,390.30 of 1989 Series Bonds for the renovation and historical restoration of portions of the State Capital Complex in Trenton. On October 9, 1991 the Building Authority issued $74,999,815.75 of State Building Revenue Bonds, 1991 Series (Garden State Savings Bonds, 1991A), as capital appreciation bonds, under the Garden State Savings Act of 1991, for the continued renovation and historical restoration of portions of the State Capital Complex in Trenton and for the construction of a structured parking facility. As of December 31, 1991 the total amount of Building Authority Bonds outstanding was $238,687,206.05. Outstanding Building Authority bonds are secured by annual rentals from the State which are subject to annual appropriations by the State Legislature. The State's combined annual rental payment for all leases with the Building Authority will be (i) approximately $17.5 million per year for the years ending June 15, 1992 through 1998, 2012 and 2013 and (ii) approximately $31.0 million per year for the years ending June 15, 1999 through 2011.

         Beginning in April 1984, the State, acting through the Director of the Division of Purchase and Property, entered into a series of lease purchase agreements which provide for the acquisition of equipment and real property to be used by various departments and agencies of the State. To date, the State has completed nine lease purchase agreements which have resulted in issuance of Certificates of Participation totaling $541,085,000. A Certificate of Participation evidences a proportionate interest of the owner thereof in the lease payments to be made by the State under the terms of the agreement. As of December 31, 1991, $305,400,000 Certificates of Participation remain outstanding. The agreements relating to these transactions provide for semiannual rental payments. The State's obligation to pay rentals due under these leases is subject to annual appropriations being made by the State Legislature. The final maturity of the outstanding Certificates of Participation is December 15, 2013. The majority of proceeds from these transactions have been or will be used to acquire equipment for the State and its agencies. The rentals payable by the State will be made from monies appropriated by the State Legislature. The State intends to continue to use this financing technique for a substantial portion of its future equipment requirements.

         "Moral Obligation" Financing. Aside from its general obligation bonds, the State's "moral obligation" backs certain obligations issued by the


112677.9
                                      -25-

New Jersey Housing and Mortgage Finance Agency, the South Jersey Port Corporation and the Higher Education Assistance Authority.

         New Jersey Housing and Mortgage Finance Agency. Neither the New Jersey Housing and Mortgage Finance Agency nor its predecessors, the New Jersey Housing Finance Agency and the New Jersey Mortgage Finance Agency, have had a deficiency in a debt service reserve fund which required the State to appropriate funds to meet its "moral obligation". It is anticipated that this agency's revenues will continue to be sufficient to cover debt service on its bonds.

         South Jersey Port Corporation. The State provides the South Jersey Port Corporation (the "Corporation") with funds to cover all debt service and property tax requirements, when earned revenues are anticipated to be insufficient to cover these obligations.

         Higher Education Assistance Authority. The Higher Education Assistance Authority has issued $24,996,064 aggregate principal amount of revenue bonds, the interest on which has been capitalized to but not including January 1, 1993. After the period of capitalized interest has ended, it is anticipated that the authority's revenues will be sufficient to cover debt service on its bonds.

         Below are listed State appropriations made since 1986 which covered deficiencies in revenues of the Corporation, for debt service and property tax payments.



                                                              Appropriation for    Appropriation for
                   Calendar Year                                 Debt Service        Property Tax
                   -------------                              -----------------    -----------------
1986................................................         $        0             $1,647,216.00
1987................................................                  0              1,647,216.00
1988................................................                  0              1,647,216.00
1989................................................          1,281,793.58           1,745,917.00
1990................................................          2,362,850.67           1,850,000.00
1991................................................          2,770,851.00           1,850,000.00

         On April 2, 1987, the Corporation issued $31,580,000 aggregate principal amount of Revenue Bonds, 1987 Series C (the "Series C Bonds"), a portion of the proceeds of which will be used (i) on January 1, 1995, to refund all of the Corporation's Marine Terminal Revenue Bonds, 1985 Refunding Series and (ii) to pay interest on the Series C Bonds until January 1, 1995. Because of the funded escrow, it is expected that there will not be any need for the State to provide funds to pay debt service on the Series C Bonds through January 1, 1995. Also, in addition to the bonded indebtedness of the Corporation set forth above, on April 2, 1987, the Corporation issued $10,295,000 Marine Terminal Revenue Bonds, 1987 Series D, to provide funds for financing a portion of the costs of various capital improvements. On February 10, 1989, the Corporation issued $4,085,000 Marine Terminal Revenue Bonds, 1989 Series E, to provide funds for financing a portion of the costs of various capital improvements and additions to the Corporation's marine terminal facilities. On November 21, 1989, the Corporation issued $3,655,000 Marine Terminal Revenue Bonds, 1989 Series F, to provide for the costs of acquiring land in the City of Camden, for the purpose of expanding the Corporation's marine terminal facilities.

         Municipal Finance. New Jersey's local finance system is regulated by various statutes designed to assure that all local governments and their issuing authorities remain on a sound financial basis. Regulatory and remedial statutes are enforced by the Division of Local Government Services (the "Division") in the State Department of Community Affairs.

         Counties and Municipalities. The Local Budget Law (N.J.S.A. 40A:4-1 et seq.) imposes specific budgetary procedures upon counties and municipalities ("local units"). Every local unit must adopt an operating budget which is balanced on a cash basis, and items of revenue and appropriation must be examined by the Director of the Division (the "Director"). The accounts of each local unit must be independently audited by a registered municipal accountant. State law provides that budgets must be submitted in a form promulgated by the Division and further provides for limitations on estimates of tax collection and for reserves in the event of any shortfalls in collections by the local unit. The Division reviews all municipal and county annual budgets prior to adoption for compliance with the Local Budget Law. The Director is empowered to require changes for compliance with law as a condition of approval; to disapprove budgets not in accordance with law; and to prepare the budget of a local unit, within the limits of the adopted budget of the previous year with suitable adjustments for legal compliance, if the local unit is unwilling to prepare a budget in accordance with law. This process insures that every municipality and county annually adopts a budget balanced on a cash basis, within limitations on appropriations or tax levies, respectively, and making adequate provision for principal of and interest on indebtedness falling due in the fiscal year, deferred charges and other statutory expenditure requirements. The Director also oversees changes to local budgets after adoption as permitted by law, and enforces regulations pertaining to execution of adopted budgets and financial administration. In addition to the exercise of regulatory and oversight functions, the Division offers expert technical assistance to local units in all aspects of financial administration, including revenue collection and cash management procedures, contracting procedures, debt management and administrative analysis.

         The local Government Cap Law (N.J.S.A. 40A:4-45.1 et seq.) (the "Cap Law") generally limits the year-to-year increase of the total appropriations of any municipality and the tax levy of any county to either 5% or an index rate determined annually by the Director, whichever is less. However, where the index percentage rate exceeds 5%, the Cap law permits the governing body of any municipality or county to approve the use of a higher percentage rate up to the index rate. Further, where the index percentage rate is less than 5%, the Cap Law also permits the governing body of any municipality or county to approve the use of a higher percentage rate up to 5%. Regardless of the rate utilized, certain exceptions exist to the Cap Law's limitation on increases in appropriations. The principal exceptions to these limitations are municipal and county appropriations to pay debt service requirements; to comply with certain other State or federal mandates; amounts approved by referendum; and, in the case of municipalities only, to fund the preceding year's cash deficit or to reserve for shortfalls in tax collections. The Cap Law, scheduled to expire on December 31, 1990, was re-enacted with amendments and made a permanent part of the Municipal Finance System.

112677.9
                                      -27-

         State law also regulates the issuance of debt by local units. The Local Budget Law limits the amount of tax anticipation notes that may be issued by local units and requires the repayment of such notes within three months of the end of the fiscal year (six months in the case of the counties) in which issued. The local Bond Law (N.J.S.A. 40A:2-1 et seq.) governs the issuance of bonds and notes by the local units. No local unit is permitted to issue bonds for the payment of current expenses (other than Fiscal Year Adjustment Bonds described more fully below). Local units may not issue bonds to pay outstanding bonds, except for reflecting purposes, and then only with the approval of the Local Finance Board. Local units may issue bond anticipation notes for temporary periods not exceeding in the aggregate approximately ten years from the date of first issue. The debt that any local unit may authorize is limited to a percentage of its equalized valuation basis, which is the average of the equalized value of all taxable real property and improvements within the geographic boundaries of the local unit, as annually determined by the Director of the Division of Taxation, for each of the three most recent years. In the calculation of debt capacity, the local Bond Law and certain other statutes permit the deduction of certain classes of debt ("statutory deductions") from all authorized debt of the local unit ("gross capital debt") in computing whether a local unit has exceeded its statutory debt limit. Statutory deductions from gross capital debt consist of bonds or notes (i) authorized for school purposes by a regional school district or by a municipality or a school district with boundaries coextensive with such municipality to the extent permitted under certain percentage limitations set forth in the School Bond Law (as hereinafter defined); (ii) authorized for purposes which are self-liquidating, but only to the extent permitted by the Local Bond Law; (iii) authorized by a public body other than local unit the principal of and interest on which is guaranteed by the local unit, but only to the extent permitted by law; (iv) that are bond anticipation notes; (v) for which provision for payment has been made; or (vi) authorized for any other purpose for which a deduction is permitted by law. Authorized net capital debt (gross capital debt minus statutory deductions) is limited to 3.5% of the equalized valuation basis in the case of municipalities and 2% of the equalized valuation basis in the case of counties. The debt limit of a county or municipality, with certain exemptions, may be exceeded only with the approval of the Local Finance Board.

         Chapter 75 of the Pamphlet Laws of 1991 signed into law on March 28, 1991 requires certain municipalities and permits all other municipalities to adopt the State fiscal year in place of the existing calendar fiscal year. Municipalities that change fiscal years must adopt a six month transition budget for January to June. Since expenditures would be expected to exceed revenues primarily because state aid for the calendar year would not be received by the municipality until after the end of the transition year budget, the act authorizes the issuance of Fiscal Year Adjustment Bonds to fund the one time deficit for the six month transition budget. The act provides that the deficit in the six month transition budget may be funded initially with bond anticipation notes based on the estimated deficit in the six month transition budget. Notes issued in anticipation of Fiscal Year Adjustment Bonds, including renewals, can only be issued for up to one year unless the Local Finance Board permits the municipality to renew them for a further period of time. The Local Finance Board must confirm the actual deficit experienced by the municipality. The municipality then may issue Fiscal Year Adjustment Bonds to finance the deficit on a permanent basis. The purpose of the Act is to assist municipalities that are heavily dependent on state aid and that have had to issue tax anticipation notes to fund operating cash flow deficits each year. While the act does not authorize counties to


112677.9
                                      -28-
change their fiscal years, it does provide that counties with cash flow deficits may issue Fiscal Year Adjustment Bonds as well.

         State law authorizes State officials to supervise fiscal administration in any municipality which is in default on its obligations; which experiences severe tax collection problems for two successive years; which has a deficit greater than 4% of its tax levy for two successive years; which has failed to make payments due and owing to the State, county, school district or special district for two consecutive years; which has an appropriation in its annual budget for the liquidation of debt which exceeds 25% of its total operating appropriations (except dedicated revenue appropriations) for the previous budget year; or which has been subject to a judicial determination of gross failure to comply with the Local Bond Law, the Local Budget Law or the Local Fiscal Affairs Law which substantially jeopardizes its fiscal integrity. State officials are authorized to continue such supervision for as long as any of the conditions exist and until the municipality operates for a fiscal year without incurring a cash deficit.

         There are 567 municipalities and 21 counties in New Jersey. During 1987, 1988, and 1989 no county exceeded its statutory debt limitations or incurred a cash deficit in excess of 4% of its tax levy. The number of municipalities which have a cash deficit greater than 4% of their tax levies was five for 1987, zero for 1988, and six for 1989. The number of municipalities which exceeded statutory debt limits was six, five, and one as of December 31, 1987, 1988, and 1989, respectively. No New Jersey municipality or county has defaulted on the payment of interest or principal on any outstanding debt obligation since the 1930's.

         School Districts. All New Jersey school districts are coterminous with the boundaries of one or more municipalities. They are characterized by the manner in which the board of education, the governing body of the school district, takes office. Type I school districts, most commonly found in cities, have a board of education appointed by the mayor or the chief executive officer of the municipality constituting the school district. In a Type II school district, the board of education is elected by the voters of the district. Nearly all regional and consolidated school districts are Type II school districts.

         School Budgets. In every school district having a board of school estimate, the board of school estimate examines the budget request and fixes the appropriation amounts for the next year's operating budget after a public hearing at which the taxpayers and other interested persons shall have an opportunity to raise objections and to be heard with respect to the budget. This board, whose composition is fixed by statute, certifies the budget to the municipal governing bodies and to the local board of education. If either disagrees, they must appeal to the State Commissioner of Education (the "Commissioner") to request changes.

         The Quality Education Act of 1990 (N.J.S.A. 18A:7D-1 et seq.) limits the annual increase of a school district's net current expense budget. The Commissioner certifies the allowable amount of increase for each school district but may grant a higher level of increase in certain limited instances. A school district may also submit a proposal to the voters to raise amounts above the allowable amount of increase. If defeated, such a proposal is subject to further review or appeal only if the Commissioner determines that additional funds are required to provide a thorough and efficient education.

112677.9
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

         The Quality Education Act has been declared unconstitutional by the New Jersey Supreme Court in 1994. The Supreme Court, while retaining jurisdiction over this issue, has stated that the State was required to address the "special education needs" of 30 special needs districts for which funding was required in addition to that necessary to achieve parity for richer districts. The Supreme Court stated that it will not immediately intervene if substantial equivalence of the special needs districts and wealthier districts is achieved by the State for the 1997-1998 school year. The Court further ordered the State to adopt a law assuring such substantial equivalence by September 1996.

         In May, 1997, in its further review of school funding, the Supreme Court in Abbott by Abbott v. Burke, 149 N.J. 145 (1997), held that the Comprehensive Educational Improvement and Financing Act ("Act") which was enacted by the legislature in response to previous state Supreme Court orders was unconstitutional as it applied to special needs districts.

         The Court held that the Act's funding levels were insufficient and failed to address problems of dilapidated, unsafe and overcrowded facilities. As interim relief pending legislative solution, the Court ordered increased funding on parity with per-pupil expenditures for regular education, required the State Commissioner of Education to ensure that increased funding be put to optimal educational use, required the State, commencing September 1997, to provide special needs districts with money to enable such districts with sufficient money to spend at the level of average budgeted per-pupil expenditures in successful districts and remanded the case for a determination of immediate implementation of programs to meet the needs of at-risk children.

         As a result of this decision, the State's 1998 fiscal year budget provided for an additional $246 million to special needs districts. Much of this funding is attributable to the State Pension Fund Bonds sale.

         In Type I or Type II school districts which have failed monitoring over a period of time by the State because of continued educational deficiencies, and are implementing an approved corrective action plan, the Commissioner is required to determine the cost to the school district of the implementation of those portions of the corrective action plan which are directly responsive to the district's deficiencies as identified in the monitoring process. Where appropriate, the Commissioner is required to reallocate funds within the district's budget to support the corrective action plan. The Commissioner is also required to determine the amount of additional revenue needed to implement the corrective action plan, and to recertify the budget for the district.

         In State operated school districts the State District Superintendent has the responsibility for the development of the budget subject to appeal by the governing body of the municipality to the Commissioner and the Director of the Division of Local Government Services in the State Department of Community Affairs. Based upon his review, the Director is required to certify the amount of revenues which can be raised locally to support the budget of the State operated district. Any difference between the amount which the Director certifies, and the total amount of local revenues required by the budget approved by the Commissioner, is to be paid by the State in the fiscal year in which the expenditures are made subject to the availability of appropriations.

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                                      -30-

         School District Bonds. School district bonds and temporary notes are issued in conformity with N.J.S.A 18A:24-1 et seq. (the "School Bond Law"), which closely parallels the Local Bond Law. Although school districts are exempted from the 5% down payment provision generally applied to bonds issued by municipalities and counties, they are subject to debt limits (which vary depending on the type of school system provided) and to State regulation of their borrowing. The debt limitation on school district bonds depends upon the classification of the school district but may be as high as 4% of the average equalized valuation basis of the constituent municipality. In certain cases involving school districts in cities with populations exceeding 100,000 the debt limit is 8% of the average equalized valuation basis of the constituent municipality, and in cities with populations in excess of 80,000 the debt limit is 6% of the aforesaid average equalized valuation.

         School bonds are authorized by (i) an ordinance adopted by the governing body of a municipality within a Type I school district; (ii) adoption of a proposal by resolution by the board of education of a Type II school district having a board of school estimate; or (iii) adoption of a proposal by resolution by the board of education and approval of the proposal by the legal voters of any other Type II school district. If school bonds will exceed the school district borrowing capacity, a school district (other than a regional school district) may use the balance of the municipal borrowing capacity. If the total amount of debt exceeds the school district's borrowing capacity and any available remaining municipal borrowing capacity, the Commissioner and the Local Finance Board must approve the proposed authorization before it is submitted to the voters. All authorizations of debt in a Type II school district without a board of school estimate require an approving referendum, except where, after hearing, the Commissioner and the State Board of Education determine that the issuance of such debt is necessary to meet the constitutional obligation to provide a thorough and efficient system of public schools. When such obligations are issued, they are issued by, and in the name of, the school district.

         In Type I and II school districts with a board of school estimate, that board examines the capital proposal of the board of education and certifies the amount of bonds to be authorized. When it is necessary to exceed the borrowing capacity of the municipality, the approval of a majority of the legally qualified voters of the municipality is required, together with the approval of the Commissioner and the Local Finance Board. When such bonds are issued for a Type I school district, they are issued by the municipality and identified as school bonds. When bonds are issued by a Type II school district having a board of school estimate, they are issued by, and in the name of, the school district.

         All authorizations of debt must be reported to the Division of Local Government Services by a supplemental debt statement prior to final approval.

         School District Lease Purchase Financings. In 1982, school districts were given an alterative to the traditional method of bond financing capital improvements pursuant to N.J.S.A. 18A:20-4.2(f) (the "Lease Purchase Law"). The Lease Purchase Law permits school districts to acquire a site and school building through a lease purchase agreement with a private lessor corporation. For Type II school districts, the lease purchase agreement does not require voter approval. The rent payments attributable to the lease purchase agreement are subject to annual appropriation by the school district and are required, pursuant to N.J.A.C. 6:22-A-1.2(h), to be included in the


112677.9
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
annual current expense budget of the school district. Furthermore, the rent payments attributable to the lease purchase agreement do not constitute debt of the school district and therefore do not impact on the school district's debt limitation. Lease purchase agreements in excess of five years require the approval of the Commissioner and the Local Finance Board.

         Qualified Bonds. In 1976, legislation was enacted (P.L. 1976, c. 38 and c. 39) which provides for the issuance by municipalities and school districts of "qualified bonds." Whenever a local board of education or the governing body of a municipality determines to issue bonds, it may file an application with the Local Finance Board, and, in the case of a local board of education, the Commissioner, to qualify bonds pursuant to P.L. 1976, c. 38 or c. 39. Upon approval of such an application and after receipt of a certificate stating the name and address of the paying agent for such bonds, the maturity schedule, interest rates and payment dates, the State Treasurer shall, in the case of qualified bonds for school districts, withhold from the school aid payable to such municipality or school district and in the case of qualified bonds for municipalities, withhold from the amount of business personal property tax replacement revenues, gross receipts; tax revenues, municipal purposes tax assistance fund distributions, State urban aid, State revenue sharing, and any other funds appropriated as State aid and not otherwise dedicated to specific municipal programs, payable to such municipalities, an amount sufficient to cover debt service on such bonds. These "qualified bonds" are not direct, guaranteed or moral obligations of the State, and debt service on such bonds will be provided by the State only if the above mentioned appropriations are made by the State. Total outstanding indebtedness for "qualified bonds" consisted of $103,720,500 by various school districts as of June 30, 1992 and $830,037,105 by various municipalities as of June 30, 1992.

         New Jersey School Bond Reserve Act. The New Jersey School Bond Reserve Act (N.J.S.A. 18A:56-17 et seq.) establishes a school bond reserve within the constitutionally dedicated Fund for the Support of Free Public Schools. Under this law the reserve is maintained at an amount equal to 1.5% of the aggregate outstanding bonded indebtedness of counties, municipalities or school districts for school purposes (exclusive of bonds whose debt service is provided by State appropriations), but not in excess of monies available in such Fund. If a municipality, county or school district is unable to meet payment of the principal of or interest on any of its school bonds, the trustee of the school bond reserve will purchase such bonds at the face amount thereof or pay the holders thereof the interest due or to become due. On June 30, 1991, the book value of the Fund's assets aggregated $59,352,429 and the reserve, computed as of June 30, 1991, amounted to $19,668,349. There has never been an occasion to call upon this Fund.

         Local Financing Authorities. The Local Authorities Fiscal Control Law (N.J.S.A. 40A:5A-l et seq.) provides for State supervision of the fiscal operations and debt issuance practices of independent local authorities and special taxing districts by the State Department of Community Affairs. The Local Authorities Fiscal Control Law applies to all autonomous public bodies created by counties or municipalities, which are empowered to issue bonds, to impose facility or service charges, or to levy taxes in their districts. This encompasses most autonomous local authorities (sewerage, municipal utilities, parking, pollution control, improvement, etc.) and special taxing districts (fire, water, etc.). Authorities which are subject to differing State or federal financial restrictions are exempted, but only to the extent of that difference.

112677.9
                                      -32-

         Financial control responsibilities over local authorities and special districts are assigned to the Local Finance Board and the Director of the Division of Local Government Services. The Local Finance Board exercises approval power over the creation of new authorities and special districts as well as their dissolution. The Local Finance Board also reviews, conducts public hearings and issues findings and recommendations on any proposed project financing of an authority or district, and on any proposed financing agreement between a municipality or county and an authority or special district. The Local Finance Board prescribes minimum audit requirements to be followed by authorities and special districts in the conduct of their annual audits. The Director reviews and approves annual budgets of authorities and special districts.

         Litigation. The State is a party in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings and other alleged violations of State and Federal laws. Included in the State's outstanding litigation are cases which challenge the following: the funding of teacher's pension funds; the hospital assessment authorized by the Health Care Reform Act of 1992; the State's role in a consent order concerning the construction of a resource facility in Passaic County; the State's actions regarding alleged chromium contamination of State-owned property in Hudson County; the constitutionality of annual A- 901 hazardous and solid waste licensure renewal fees collected by the Department of Environmental Protection and Energy; the State's funding formula that attempts to close the spending gap between poor urban school districts and wealthy suburban districts; the use by the State assessments on certain insurances to retire debt of the Market Transition Fund, the manner in which mental health services are provided to inmates with serious mental disorders who are confined within the facilities of the Department of Corrections; the spousal impoverishment provisions of the Medicare Catastrophic Coverage Act; Medicaid hospital reimbursements since February 1995; and the efforts to revitalize Atlantic City through the design and construction of a highway and tunnel. Adverse judgments in these and other matters could have the potential for either a significant loss of revenue or a significant unanticipated expenditure by the State.

         At any given time, there are various numbers of claims and cases pending against the State, State agencies and employees seeking recovery of monetary damages that are primarily paid out of the fund created pursuant to the New Jersey Tort Claims Act. In addition at any given time, there are various numbers of contract claims against the State and State agencies seeking recovery of monetary damages. The state is unable to estimate its exposure for these claims.


                                 PUBLIC OFFERING

         Offering Price. The secondary market Public Offering Price per Unit is computed by adding to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, an amount based on the applicable sales charge times the aggregate offering price of the Bonds (see "Public Offering Price" in Part A for the applicable sales charge for the Trust). A proportionate share of accrued interest on the Bonds to the expected date of settlement for the Units is added to the Public Offering Price. Accrued interest is the accumulated and unpaid interest on a Bond from


112677.9
                                      -33-
the last day on which interest was paid and is accounted for daily by the Trust at the initial daily rate set forth under "Summary of Essential Information" in Part A of this Prospectus. This daily rate is net of estimated fees and expenses. The Public Offering Price can vary on a daily basis from the amount stated in Part A in accordance with fluctuations in the prices of the Bonds and the price to be paid by each investor will be computed as of the date the Units are purchased. The aggregate bid price evaluation of the Bonds is determined in the manner set forth under "Trustee Redemption."

         The Evaluator may obtain current bid or offering prices for the Bonds from investment dealers or brokers (including the Sponsor) that customarily deal in tax-exempt obligations or from any other reporting service or source of information which the Evaluator deems appropriate.

         The sales charge computed by the Evaluator is based upon the number of years remaining to maturity of each Bond. Bonds will be deemed to mature on their stated maturity dates unless bonds have been called for redemption, funds have been placed in escrow to redeem them on an earlier call date or are subject to a "mandatory put," in which case the maturity will be deemed to be such other date.

         The table below sets forth the various sales charges based on the length of maturity of each Bond:


                                                    As Percent of Public
Time to Maturity                                       Offering Price
------------------                                  --------------------
less than 6 months                                            0%
6 mos. to 1 year                                              1%
over 1 yr. to 2 yrs.                                       1 1/2%
over 2 yrs. to 4 yrs.                                      2 1/2%
over 4 yrs. to 8 yrs.                                      3 1/2%
over 8 yrs. to 15 yrs.                                     4 1/2%
over 15 years                                              5 1/2%

         Accrued Interest. An amount of accrued interest which represents accumulated unpaid or uncollected interest on a Bond from the last day on which interest was paid thereon will be added to the Public Offering Price and paid by the Certificateholder at the time Units are purchased. Since the Trust normally receives the interest on Bonds twice a year and the interest on the Bonds in the Trust is accrued on a daily basis (net of estimated fees and expenses), the Trust will always have an amount of interest accrued but not actually received and distributed to Certificateholders. A Certificateholder will not recover his proportionate share of accrued interest until the Units are sold or redeemed, or the Trust is terminated. At that time, the Certificateholder will receive his proportionate share of the accrued interest computed to the settlement date in the case of a sale or termination and to the date of tender in the case of redemption.

         Employee Discounts. Employees (and their immediate families) of Reich & Tang Distributors, Inc. and its affiliates, Gruntal & Co., L.L.C. and of any underwriter of a Trust, pursuant to employee benefit arrangements, may purchase Units of a Trust at a price equal to the offering side evaluation of the underlying securities in a Trust during the initial offering period and at the bid side thereafter, divided by the number of Units outstanding plus a reduced charge. Such arrangements result in less selling effort and selling


112677.9
                                      -34-
expenses than sales to employee groups of other companies. Resales or transfers of Units purchased under the employee benefit arrangements may only be made through the Sponsor's secondary market, so long as it is being maintained.

         Distribution Of Units. Certain banks and thrifts will make Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have indicated that these particular agency transactions are permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

         The Sponsor intends to qualify the Units for sale in substantially all States through the Underwriters and through dealers who are members of the National Association of Securities Dealers, Inc. Units may be sold to dealers at prices which represent a concession of up to (a) 4% of the Public Offering Price for the Insured Municipal Securities Trust Series, (b) $25.00 per Unit for the Insured Municipal Securities Trust Discount Series or (c) $33.00 per Unit, for the Insured Municipal Securities Navigator Trust, subject to the Sponsor's right to change the dealers' concession from time to time. In addition, for transactions of 1,000,000 Units or more, the Sponsor intends to negotiate the applicable sales charge and such charge will be disclosed to any such purchaser. Such Units may then be distributed to the public by the dealers at the Public Offering Price then in effect. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor reserves the right to change the discounts from time to time.

         Sponsor's Profits. The Sponsor will receive a gross commission on all Units sold in the secondary market equal to the applicable sales charge on each transaction. (See "Offering Price".) In addition, in maintaining a market for the Units (see "Sponsor Repurchase") the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which they buy Units and the price at which they resell such Units.



         Comparison of Public Offering Price, Sponsor's Repurchase Price And Redemption Price. The secondary market Public Offering Price of Units will be determined on the basis of the current bid prices of the Bonds in the Trust, plus the applicable sales charge. The value at which Units may be resold in the Secondary Market or redeemed will be determined on the basis of the current bid prices of the Bonds without any sales charge. On the Evaluation Date, the Public Offering Price and the Sponsor's initial Repurchase Price per Unit (each based on the bid side evaluation of the Bonds in the Trust) each exceeded the Redemption Price and the Sponsor's secondary market Repurchase Price per Unit (based upon the current bid side evaluation of the Bonds in the Trust) by the amounts shown under "Summary of Essential Information" in Part A of this Prospectus. For this reason, among others (including fluctuations in the market prices of such Bonds and the fact that the Public Offering Price includes the applicable sales charge), the amount realized by a Certificateholder upon any redemption of Sponsor repurchase of Units may be less than the price paid for such Units.


            ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN

112677.9
                                      -35-

         The rate of return on an investment in Units of the Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".


         Estimated Long Term Return is calculated by: (i) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in a Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (ii) calculating the average of the yields for the Bonds in each Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of each Trust); and (iii) reducing the average yield for the portfolio of each Trust in order to reflect estimated fees and expenses of that Trust and the maximum sales charge paid by Unitholders. The resulting Estimated Long Term Return represents a measure of the return to Unitholders earned over the estimated life of each Trust. The Estimated Long Term Return as of the day prior to the Evaluation Date is stated for the Trust under "Summary of Essential Information" in Part A.


         Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolios of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity. On the day prior to the Evaluation Date, the Estimated Net Annual Interest Income per Unit divided by the Public Offering Price resulted in the Estimated Current Return stated for the Trust under "Summary of Essential Information" in Part A.

         The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future.

         A schedule of cash flow projections is available from the Sponsor upon request.


                          RIGHTS OF CERTIFICATEHOLDERS

         Certificates. Ownership of Units of the Trust is evidenced by registered Certificates executed by the Trustee and the Sponsor. Certificates may be issued in denominations of one or more Units and will bear appropriate notations on their faces indicating which plan of distribution has been selected by the Certificateholder. Certificates are transferable by presentation and surrender to the Trustee properly endorsed and/or accompanied by a written instrument or instruments of transfer. Although no such charge is presently made or contemplated, the Trustee may require a Certificateholder to pay $2.00 for each Certificate reissued or transferred and any governmental charge that may be imposed in connection with each such transfer or


112677.9
                                      -36-
interchange. Mutilated, destroyed, stolen or lost Certificates will be replaced upon delivery of satisfactory indemnity and payment of expenses incurred.

         Interest And Principal Distributions. Interest received by the Trust is credited by the Trustee to an Interest Account and a deduction is made to reimburse the Trustee without interest for any amounts previously advanced. Proceeds representing principal received from the maturity, redemption, sale or other disposition of the Bonds are credited to a Principal Account.

         Distributions to each Certificateholder from the Interest Account are computed as of the close of business on each Record Date for the following Payment Date and consist of an amount substantially equal to one-twelfth, one-half or all of such Certificateholder's pro rata share of the Estimated Net Annual Interest Income in the Interest Account, depending upon the applicable plan of distribution. Distributions from the Principal Account (other than amounts representing failed contracts, as previously discussed) will be computed as of each semi-annual Record Date, and will be made to the Certificateholders on or shortly after the next semi-annual Payment Date. Proceeds representing principal received from the disposition of any of the Bonds between a Record Date and a Payment Date which are not used for redemptions of Units will be held in the Principal Account and not distributed until the second succeeding semi-annual Payment Date. No distributions will be made to Certificateholders electing to participate in the Total Reinvestment Plan. Persons who purchase Units between a Record Date and a Payment Date will receive their first distribution on the second Payment Date after such purchase.

         Because interest payments are not received by the Trust at a constant rate throughout the year, interest distributions may be more or less than the amount credited to the Interest Account as of a given Record Date. For the purpose of minimizing fluctuations in the distributions from the Interest Account, the Trustee will advance sufficient funds, without interest, as may be necessary to provide interest distributions of approximately equal amounts. All funds in respect of the Bonds received and held by the Trustee prior to distribution to Certificateholders may be of benefit to the Trustee and do not bear interest to Certificateholders.

         As of the first day of each month, the Trustee will deduct from the Interest Account, and, to the extent funds are not sufficient therein, from the Principal Account, amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Expenses and Charges"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any applicable taxes or other governmental charges that may be payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Interest and Principal Accounts such amounts as may be necessary to cover purchases of Replacement Bonds and redemptions of Units by the Trustee.

         The estimated monthly, semi-annual or annual interest distribution per Unit will initially be in the amount shown under Summary of Essential Information and will change and may be reduced as Bonds mature or are redeemed, exchanged or sold, or as expenses of the Trust fluctuate. No


112677.9
                                      -37-
distribution need be made from the Principal Account until the balance therein is an amount sufficient to distribute $1.00 per Unit.

         Distribution Elections. Interest is distributed monthly, semi-annually or annually, depending upon the distribution plan applicable to the Unit purchased. Record Dates are the first day of each month for monthly distributions, the first day of each June and December for semi-annual distributions and the first day of each December for annual distributions. Payment Dates will be the fifteenth day of each month following the respective Record Dates.

         Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the election of the prior owner. Every October each Certificateholder may change his distribution election by notifying the Trustee in writing of such change between October 1 and November 1 of each year. (Certificateholders deciding to change their election should contact the Trustee by calling the number listed on the back cover hereof for information regarding the procedures that must be followed in connection with this written notification of the change of election.) Failure to notify the Trustee on or before November 1 of each year will result in a continuation of the plan for the following 12 months.


         Records. The Trustee shall furnish Certificateholders, in connection with each distribution, a statement of the amount of interest, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit. Within a reasonable time after the end of each calendar year the Trustee will furnish to each person who at any time during the calendar year was a Certificateholder of record, a statement showing (i) as to the Interest Account: interest received (including amounts representing interest received upon any disposition of Bonds and earned original issue discount, if any), amounts paid for purchases of Replacement Bonds and redemptions of Units, if any, deductions for applicable taxes and fees and expenses of the Trust, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (ii) as to the Principal Account: the dates of disposition of any Bonds and the net proceeds received therefrom (including any unearned original issue discount but excluding any portion representing accrued interest), deductions for payments of applicable taxes and fees and expenses of the Trust, amounts paid for purchases of Replacement Bonds and redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (iii) a list of the Bonds held and the number of Units outstanding on the last business day of such calendar year; (iv) the Redemption Price per Unit based upon the last computation thereof made such calendar year; and (v) amounts actually distributed to Certificateholders during such calendar year from the Interest and Principal Accounts, separately stated, expressed both as total dollar amounts representing the pro rata share of each Unit outstanding on the last business day of such calendar year.


         The Trustee shall keep available for inspection by Certificateholders at all reasonable times during usual business hours, books of record and account of its transactions as Trustee, including records of the names and addresses of Certificateholders, Certificates issued or held, a current list of Bonds in the portfolio and a copy of the Trust Agreement.

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


                                   TAX STATUS


         All Bonds acquired by each Trust were accompanied by copies of opinions of bond counsel to the issuing governmental authorities given at the time of original delivery of the Bonds to the effect that the interest thereon is exempt from regular Federal income tax. Such interest may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes. Neither the Sponsor nor the Trustee nor their respective counsel have made any review of the proceedings relating to the issuance of the Bonds or the bases for such opinion and express no opinion as to these matters, and neither the Trustee nor the Sponsor nor their respective counsel has made an independent examination or verification that the federal income tax status of the Bonds has not been altered since the time of the original delivery of those opinions.


         In rendering the opinion set forth below, counsel has examined the Agreement, the final form of Prospectus dated the date hereof (the "Prospectus") and the documents referred to therein, among others, and has relied on the validity of said documents and the accuracy and completeness of the facts set forth therein.

         In the opinion of Battle Fowler LLP, counsel for the Sponsor, under existing law:


            The Trusts will be classified as grantor trusts for Federal income tax purposes and are not associations taxable as corporations for federal income tax purposes under the Internal Revenue Code of 1986 (the "Code"), and income received by the Trusts that consists of interest excludable from federal gross income under the Code will be excludable from the federal gross income of the Certificateholders of such Trusts.

            Each Certificateholder will be considered the owner of a pro rata portion of the assets of the Trust. Thus, each Certificateholder will be considered to have received its pro rata share of Bond interest when it is received by that Trust, and the net income distributable to Certificateholders that is exempt from federal income tax when received by that Trust will constitute tax-exempt income when received by the Certificateholders.

            Gain realized on a sale or redemption of the Bonds or on a sale of a Unit is, however, includable in gross income for federal income tax purposes, generally as capital gain. Such gain does not include any amount received in respect to accrued interest, earned original issue discount and accrued market discount. Gain on the disposition of a Bond or a Unit purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. Such gain may be long- or short-term depending on the holding period of the Units, assuming that the Units are held as capital assets. Capital losses are deductible to the extent of capital gains; in addition, up to $3,000 of capital losses of non-corporate Certificateholders ($1,500 for married persons filing separately) may be deducted against ordinary income. Capital assets held by individuals will qualify for long-term capital gain treatment if held for more than one year and more than 18 months, respectively, and will be subject to a reduced tax rate of 20% rather than the regular maximum tax rate of 39.6%.


112677.9
                                      -39-

            Each Certificateholder will realize taxable gain or loss when the Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity), as if the Certificateholder had directly disposed of its pro rata share of such Bond. The gain or loss is measured by the difference between (i) the tax cost of such pro rata share and (ii) the amount received therefor. For this purpose, a Certificateholder's per Unit tax cost for each Bond is determined by allocating the total tax cost of each Unit among all the Bonds held in the Trust (in accordance with the portion of the Trust comprised by each Bond). In order to determine the amount of taxable gain or loss, the Certificateholder's amount received is similarly allocated at that time. The Certificateholder may exclude from the amount received any amounts that represent accrued interest or the earned portion of any original issue discount but may not exclude amounts attributable to market discount. Thus, when a Bond is disposed of by a Trust at a gain, taxable gain will equal the difference between (i) the amount received and
     (ii) the amount paid plus any accrued original issue discount. Gain on the disposition of a Bond purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. No deduction is allowed for the amortization of bond premium on tax-exempt bonds, such as the Bonds, in computing regular federal income tax.


            Discount generally accrues based on the principle of compounding of accrued interest, not on a straight-line or ratable method, with the result that the amount of earned original issue discount is less in the earlier years and more in the later years of a bond term. The tax basis of a discount bond is increased by the amount of accrued, tax-exempt original issue discount thus determined. This method of calculation will produce higher capital gains (or lower losses) to a Certificateholder, as compared to the results produced by the straight-line method of accounting for original issue discount, upon an early disposition of a Bond by the Trust or of a Unit by a Certificateholder.

            A Certificateholder may also realize taxable gain or loss when a Unit is sold or redeemed. The amount received is allocated among all the Bonds in a particular Trust in the same manner as when that Trust disposes of Bonds, and the Certificateholder may exclude accrued interest and the earned portion of any original issue discount (but not amounts attributable to market discount). The return of a Certificateholder's tax cost is otherwise a tax-free return of capital.


            A portion of Social Security benefits is includable in gross income for taxpayers whose modified adjusted gross income combined with a portion of their Social Security benefits exceeds a base amount. The base amount is $25,000 for an individual, $32,000 for a married couple filing a joint return and zero for married persons filing separate returns. Interest on tax-exempt bonds is to be added to adjusted gross income for purposes of computing the amount of Social Security benefits that are includable in gross income and determining whether an individual's income exceeds the base amount above which a portion of the benefits would be subject to tax.


            Corporate Certificateholders are required to include in federal corporate alternative minimum taxable income 75% of the amount by which the adjusted current earnings (which will include tax-exempt interest) of the corporation exceeds alternative minimum taxable income


112677.9
                                      -40-

     (determined without regard to this item). In addition, in certain cases, Subchapter S corporations with accumulated earnings and profits from Subchapter C years will be subject to a minimum tax on excess passive investment income which includes tax-exempt interest.

            Under federal law, interest on Navigator Trust-held Bonds issued by authority of the Government of Puerto Rico is exempt from regular federal income tax, and state and local income tax in the United States and Puerto Rico.

            The New York Navigator Insured Trust is not subject to the New York State Franchise Tax on Business Corporations or the New York City General Corporation Tax. Under the personal income tax laws of the State and City of New York, the income of the New York Navigator Insured Trust will be treated as the income of the Certificateholders. Interest on the Bonds of the New York Navigator Insured Trust that is exempt from tax under the laws of the State and City of New York when received by the Trust will retain its status as tax-exempt interest to its Certificateholders. In addition, non-residents of New York City will not be subject to the New York City personal income tax on gains derived with respect to their Units of the New York Navigator Insured Trust. Non-residents of New York State will not be subject to New York State personal income tax on such gains unless the Units are employed in a business, trade or occupation carried on in New York State. A New York State or New York City resident should determine its basis and holding periods for its Units in the same manner for New York State and New York City tax purposes as for federal tax purposes. For corporations doing business in New York State, interest earned on state and municipal obligations that are exempt from federal income tax, including obligations of New York State, its political subdivisions and instrumentalities, must be included in calculating New York State and New York City entire net income for purposes of calculating New York State and New York City franchise (income) tax.

            The Insured Municipal Securities Trust is not subject to the New York State Franchise Tax on Business Corporations or the New York City General Corporation Tax. For a Certificateholder who is a New York resident, however, a pro rata portion of all or part of the income of the Trust will be treated as the income of the Certificateholder under the income tax laws of the State and City of New York. Similar treatment may apply in other states.

         The exemption of interest on municipal obligations for federal income tax purposes does not necessarily result in exemption under the income tax laws of any state or political subdivision. In general, municipal bond interest exempt from federal income tax is taxable income to residents of the State or City of New York under the tax laws of those jurisdictions unless the bonds are issued by the State of New York or one of its political subdivisions or by the Commonwealth of Puerto Rico or one of its political subdivisions. For corporations doing business in New York State, interest earned on state and municipal obligations that are exempt from federal income tax, including obligations of New York State, its political subdivisions and instrumentalities, must be included in calculating New York State and New York City entire net income for purposes of calculating New York State and New York City franchise (income) tax. The laws of the several states and local taxing authorities vary with respect to the taxation of such obligations and each

112677.9
                                      -41-

Certificateholder is advised to consult his own tax advisor as to the tax consequences of his Certificates under state and local tax laws.

         Any proceeds received pursuant to the terms of the insurance on the Bonds that represent maturing interest on defaulted obligations will be excludable from federal gross income if, and to the same extent that, such interest would have been so excludable if paid by the issuers of such defaulted obligations.

         In the opinion of Zeller and Bryant, special counsel to the Sponsor on New Jersey tax matters, which opinion is made in reliance upon certain information and based on certain assumptions respecting the New Jersey Navigator Trust, under existing New Jersey law applicable to individuals who are New Jersey residents and New Jersey estates and trusts:

                  (1) The New Jersey Navigator Trust will be recognized as a trust and not as an association taxable as a corporation. The New Jersey Navigator Trust will not be subject to the New Jersey Corporation Business Tax or the New Jersey Corporation Income Tax.

                  (2) The income of the New Jersey Navigator Trust will be treated as income of the Certificateholders who are individuals, estates or trusts under the New Jersey Gross Income Tax Act, N.J.S.A. 54A: 1-1 et seq. (the "Act"). Interest on the Bonds that is exempt from tax under the Act when received by the New Jersey Navigator Trust will retain its status as tax-exempt interest under the Act when distributed to Certificateholders who are individuals, estates or trusts.

                  (3) Certificateholders, who are individuals, estates, or trusts will not be subject to the Act on any gain realized when the New Jersey Navigator Trust disposes of a Bond (whether by sale, exchange, redemption, or payment at maturity). Any loss realized on such disposition may not be utilized to offset gains realized by such Certificateholder on the disposition of assets the gain on which is subject to the New Jersey Gross Income Tax.

                  (4) The sale, exchange or redemption of a Unit by a Certificateholder shall be treated as a sale or exchange of a Certificateholder's pro rata interest in the assets in the New Jersey Navigator Trust at the time of the transaction and any gain will be exempt from tax under the Act to the extent that the price received by the selling Certificate-holder who is an individual, estate or trust does not exceed the Redemption Price. To the extent that the amount received by the Certificateholder exceeds the Redemption Price, any such gain will not be exempt from tax under the Act.

                  (5) All proceeds representing interest on defaulted obligations derived by Certificateholders who are individuals, estates or trusts from an insurance policy, either paid directly to the Certificateholder or through the New Jersey Navigator Trust, are exempt from tax under the Act.

112677.9
                                      -42-

                  (6) The Units of the New Jersey Navigator Trust may be taxable in the estates of New Jersey residents under the New Jersey Transfer Inheritance Tax Law or the New
       Jersey Estate Tax Laws.

                  (7) If a Certificateholder is a corporation subject to the New Jersey Corporation Business Tax or New Jersey Corporation Income Tax, interest from the Bonds in the New Jersey Navigator Trust which is allocable to such corporation will be includable in its entire net income for purposes of the New Jersey Corporation Business Tax or New Jersey Corporation Income Tax, less any interest expense incurred to carry such investment to the extent such interest expense has not been deducted in computing Federal taxable income. Net gains derived by such corporation on the disposition of the Bonds by the New Jersey Navigator Trust or on the disposition of its Units will be included in its entire net income for purposes of the New Jersey Corporation Business Tax or New Jersey Corporation Income Tax. Any proceeds paid under the insurance policy issued to the Trustee of the New Jersey Navigator Trust with respect to the Bonds or under individual policies obtained by issuers of Bonds which represent maturing interest or maturing principal on defaulted obligations held by the Trustee will be included in its entire net income for purposes of the New Jersey Corporation Business Tax or New Jersey Corporation Income Tax if, and to the same extent as, such interest or proceeds would have been so included if paid by the issuer of the defaulted obligations.

         In the case of Bonds that are Industrial Revenue Bonds ("IRBs") or certain types of private activity bonds, the opinions of bond counsel to the respective issuing authorities indicate that interest on such Bonds is exempt from regular federal income tax. However, interest on such Bonds will not be exempt from regular federal income tax for any period during which such Bonds are held by a substantial user of the facilities financed by the proceeds of such Bonds or by a related person thereof within the meaning of the Code. Therefore, interest on any such Bonds allocable to a Certificateholder who is such a substantial user or related person thereof will not be tax-exempt. Furthermore, in the case of IRBs that qualify for the small issue exemption, the small issue exemption will not be available or will be lost if, at any time during the three-year period beginning on the later of the date the facilities are placed in service or the date of issue, all outstanding tax-exempt IRBs, together with a proportionate share of any present issue, of an owner or principal user (or related person) of the facilities exceeds $40,000,000. In the case of IRBs issued under the $10,000,000 small issue exemption, interest on such IRBs will become taxable if the face amount of the IRBs plus certain capital expenditures exceeds $10,000,000.

         In addition, a Bond can lose its tax-exempt status as a result of other subsequent but unforeseeable events such as prohibited arbitrage activities by the issuer of the Bond or the failure of the Bond to continue to satisfy the conditions required for the exemption of interest thereon from regular federal income tax. No investigation has been made as to the current or future owners or users of the facilities financed by the Bonds, the amount of such persons' outstanding tax-exempt IRBs, or the facilities themselves, and no assurance can be given that future events will not affect the tax-


112677.9
                                      -43-
exempt status of the Bonds. Investors should consult their tax advisors for advice with respect to the effect of these provisions on their particular tax situation.

         Interest on indebtedness incurred or continued to purchase or carry the Units is not deductible for regular federal income tax purposes. However, such interest is deductible for New York State and New York City income tax purposes by corporations that are required to include interest on the Bonds in New York State and New York City entire net income for purposes of calculating New York State and City franchise (income) taxes. In addition, under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Units may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Units. Also, in the case of certain financial institutions that acquire Units, in general no deduction is allowed for interest expense allocable to the Units.

         From time to time, proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on debt obligations similar to the Bonds in the Trust, and it can be expected that similar proposals may be introduced in the future. In particular, Congress may consider the adoption of some form of flat tax, which could have an adverse impact on the value of tax-exempt bonds.

         In South Carolina v. Baker, the U.S. Supreme Court held that the federal government may constitutionally require states to register bonds they issue and subject the interest on such bonds to federal income tax if not registered, and that there is no constitutional prohibition against the federal government's taxing the interest earned on state or other municipal bonds. The Supreme Court decision affirms the authority of the federal government to regulate and control bonds such as the Bonds in the Trust and to tax interest on such bonds in the future. The decision does not, however, affect the current exemption from taxation of the interest earned on the Bonds in the Trust in accordance with Section 103 of the Code.

         The opinions of bond counsel or special tax counsel to the issuing governmental authorities to the effect that interest on the Bonds is exempt from regular federal income tax may be limited to law existing at the time the Bonds were issued, and may not apply to the extent that future changes in law, regulations or interpretations affect such Bonds. Investors are advised to consult their own tax advisors for advice with respect to the effect of any legislative changes.


                                    LIQUIDITY

         Sponsor Repurchase. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units and continuously to offer to repurchase the Units. The Sponsor's secondary market repurchase price, after the initial public offering is completed, will be based on the aggregate bid price of the Bonds in the Trust portfolio, determined by the Evaluator on a daily basis, and will be the same as the redemption price. The aggregated bid price, determined by the Evaluator on a daily basis, is computed on the basis set forth under "Trustee Redemption". Certificateholders who wish to dispose of their Units should inquire of the Sponsor as to current market prices prior to making a tender for redemption. The Sponsor may discontinue


112677.9
                                      -44-
repurchase of Units if the supply of Units exceeds demand, or for other business reasons. The date of repurchase is deemed to be the date on which Certificates representing Units are physically received in proper form by Reich & Tang Distributors, Inc. 600 Fifth Avenue, New York, New York 10020 on behalf of the Sponsor. Units received after 4 P.M., New York Time, will be deemed to have been repurchased on the next business day. In the event a market is not maintained for the Units, a Certificateholder may be able to dispose of Units only by tendering them to the Trustee for redemption.

         Prospectuses relating to certain other bond trusts indicate an intention by the respective Sponsor, subject to change, to repurchase units on the basis of a price higher than the bid prices of the bonds in the trusts. Consequently, depending on the prices actually paid, the secondary market repurchase price of other trusts may be computed on a somewhat more favorable basis than the repurchase price offered by the Sponsor for units of this Trust, although in all bond trusts, the purchase price of a unit depends primarily on the value of the bonds in the trust portfolio.

         Units purchased by the Sponsor in the secondary market may be re-offered for sale by the Sponsor at a price based on the aggregate bid price of the Bonds in the Trust plus the applicable sales charge (see "Public Offering Price" in Part A) plus net accrued interest. Any Units that are purchased by the Sponsor in the secondary market also may be redeemed by the Sponsor if it determines such redemption to be in its best interest.

         The Sponsor may, under certain circumstances, as a service to Certificateholders, elect to purchase any Units tendered to the Trustee for redemption (see "Trustee Redemption"). Factors which the Sponsor will consider in making a determination will include the number of Units of all Trust which it has in inventory, its estimate of the salability and the time required to sell such Units and general market conditions. For example, if in order to meet redemptions of Units the Trustee must dispose of Bonds, and if such disposition cannot be made by the redemption date (seven calendar days after tender), the Sponsor may elect to purchase such Units. Such purchase shall be made by payment to the Certificateholder not later than the close of business on the redemption date of an amount equal to the Redemption Price on the date of tender.

         Trustee Redemption. Units may also be tendered to the Trustee for redemption at its corporate trust office as set forth in Part A of this Prospectus, upon proper delivery of Certificates representing such Units and payment of any relevant tax. At the present time there are no specific taxes related to the redemption of Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be canceled.

         Certificates representing Units to be redeemed must be delivered to the Trustee and must be properly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity, as in the case of lost, stolen or mutilated Certificates). Thus, redemptions of Units cannot be effected until Certificates representing such Units have been delivered by the person seeking redemption. (See "Certificates".) Certificateholders must sign exactly as their names appear on the faces of their Certificates. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

112677.9
                                      -45-

         Within three business days following a tender for redemption, the Certificateholder will be entitled to receive in cash an amount for each Unit tendered equal to the Redemption Price per Unit computed as of the Evaluation Time set forth under "Summary of Essential Information" in Part A on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received after the close of trading on the New York Stock Exchange, the date of tender is the next day on which such Exchange is open for trading, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.

         Accrued interest paid on redemption shall be withdrawn from the Interest Account, or, if the balance therein is insufficient, from the Principal Account. All other amounts paid on redemption shall be withdrawn from the Principal Account. The Trustee is empowered to sell Bonds in order to make funds available for redemptions. Such sales, if required, could result in a sale of Bonds by the Trustee at a loss. To the extent Bonds are sold, the size and diversity of the Trust will be reduced.


         The Redemption Price per Unit is the pro rata share of each Unit in the Trust determined by the Trustee on the basis of (i) the cash on hand in the Trust or moneys in the process of being collected, (ii) the value of the Bonds in the Trust based on the bid prices of such Bonds and (iii) interest accrued thereon, less (a) amounts representing taxes or other governmental charges payable out of the Trust, (b) the accrued expenses of the Trust and (c) cash allocated for the distribution to Certificateholders of record as of the business day prior to the evaluation being made. The Evaluator may determine the value of the Bonds in the Trust (i) on the basis of current bid prices of the Bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (ii) on the basis of bid prices for bonds comparable to any Bonds for which bid prices are not available, (iii) by determining the value of the Bonds by appraisal, or (iv) by any combination of the above. The Evaluator will determine the aggregate current bid price evaluation of the Bonds in the Trust, taking into account the market value of the Bonds insured under the Bond Insurance Policy, in the manner described as set forth under "Public Offering--Offering Price". Insurance does not guarantee the market value of the Bonds or the Units, and while Bond insurance represents an element of market value in regard to insured Bonds, its exact effect, if any, on market value cannot be predicted.


         The Trustee is irrevocably authorized in its discretion, if the Sponsor does not elect to purchase a Unit tendered for redemption or if the Sponsor tenders a Unit for redemption, in lieu of redeeming such Unit, to sell such Unit in the over-the-counter market for the account of the tendering Certificateholder at prices which will return to the Certificateholder an amount in cash, net after deducting brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Price for such Unit. The Trustee will pay the net proceeds of any such sale to the Certificateholder on the day he would otherwise be entitled to receive payment of the Redemption Price.

         The Trustee reserves the right to suspend the right of redemption and to postpone the date of payment of the Redemption Price per Unit for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on that Exchange is restricted or during which (as determined by the Securities and Exchange Commission) an emergency exists as a result of which disposal or evaluation of


112677.9
                                      -46-
the Bonds is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. The Trustee and the Sponsor is not liable to any person or in any way for any loss or damage which may result from any such suspension or postponement.

         A Certificateholder who wishes to dispose of his Units should inquire of his bank or broker in order to determine if there is a current secondary market price in excess of the Redemption Price.


                              TRUST ADMINISTRATION

         Portfolio Supervision. Except for the purchase of Replacement Bonds or as discussed herein, the acquisition of any Bonds for the Trust other than Bonds initially deposited by the Sponsor is prohibited. Although it is the Sponsor's and Trustee's intention not to dispose of Bonds insured pursuant to the Bond Insurance in the event of default, nevertheless, the Sponsor may direct the Trustee to dispose of Bonds upon (i) default in payment of principal or interest on such Bonds, (ii) institution of certain legal proceedings with respect to the issuers of such Bonds, (iii) default under other documents adversely affecting debt service on such Bonds, (iv) default in payment of principal or interest on other obligations of the same issuer or guarantor, (v) with respect to revenue Bonds, decline in revenues and income of any facility or project below the estimated levels calculated by proper officials charged with the construction or operation of such facility or project or (vi) decline in price or the occurrence of other market or credit factors that in the opinion of the Sponsor would make the retention of such Bonds in the Trust detrimental to the interests of the Certificateholders. If a default in the payment of principal or interest on any of the Bonds occurs and if the Sponsor fails to instruct the Trustee to sell or hold such Bonds, the Trust Agreement provides that the Trustee may sell such Bonds. The Trustee shall not be liable for any depreciation or loss by reason of any sale of bonds or by reason of the failure of the Sponsor to give directions to the Trustee.

         The Sponsor is authorized by the Trust Agreement to direct the Trustee to accept or reject certain plans for the refunding or refinancing of any of the Bonds. Any bonds received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Agreement to the same extent as the Bonds originally deposited. Within five days after such deposit, notice of such exchange and deposit shall be given by the Trustee to each Certificateholder registered on the books of the Trustee, including an identification of the Bonds eliminated and the Bonds substituted therefor.


         Trust Agreement, Amendment And Termination. The Trust Agreement may be amended by the Trustee, the Sponsor and the Evaluator without the consent of any of the Certificateholders: (i) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (ii) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (iii) to make such other provisions in regard to matters arising thereunder as shall not adversely affect the interests of the Certificateholders.


         The Trust Agreement may also be amended in any respect, or performance of any of the provisions thereof may be waived, with the consent of the holders of Certificates evidencing 66-2/3% of the Units then outstanding for the purpose of modifying the rights of Certificateholders;


112677.9
                                      -47-
provided that no such amendment or waiver shall reduce any Certificateholder's interest in the Trust without his consent or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of the holders of all Certificates. The Trust Agreement may not be amended, without the consent of the holders of all Certificates then outstanding, to increase the number of Units issuable or to permit the acquisition of any bonds in addition to or in substitution for those initially deposited in the Trust, except in accordance with the provisions of the Trust Agreement. The Trustee shall promptly notify Certificateholders, in writing, of the substance of any such amendment.

         The Trust Agreement provides that the Trust shall terminate upon the maturity, redemption or other disposition, as the case may be, of the last of the Bonds held in the Trust but in no event is it to continue beyond the end of the calendar year preceding the fiftieth anniversary of the execution of the Trust Agreement. If the value of the Trust shall be less than the minimum amount set forth under "Summary of Essential Information" in Part A, the Trustee may, in its discretion, and shall when so directed by the Sponsor, terminate the Trust. The Trust may also be terminated at any time with the consent of the holders of Certificates representing 100% of the Units then outstanding. In the event of termination, written notice thereof will be sent by the Trustee to all Certificateholders. Within a reasonable period after termination, the Trustee must sell any Bond remaining in the Trust, and, after paying all expenses and charges incurred by the Trust, distribute to each Certificateholder, upon surrender for cancellation of his Certificate for Units, his pro rata share of the Interest and Principal Accounts.

         The Sponsors. The Sponsor, Reich & Tang Distributors, Inc. ("Reich & Tang") (successor to the Unit Investment Trust division of Bear, Stearns & Co. Inc.), a Delaware limited partnership, is engaged in the brokerage business and is a member of the National Association of Securities Dealers, Inc. Reich & Tang is also a registered investment adviser. Reich & Tang maintains its principal business offices at 600 Fifth Avenue, New York, New York 10020. The sole shareholder of the Sponsor, Reich & Tang Asset Management, Inc. ("RTAM Inc.") is wholly owned by NEIC Holdings, Inc. which, effective December 29, 1997, was wholly owned by NEIC Operating Partnership, L.P. ("NEICOP"). Subsequently, on March 31, 1998, NEICOP changed its name to Nvest Companies, L.P. ("Nvest"). The general partners of Nvest are Nvest Corporation and Nvest, L.P. Nvest, L.P. is owned approximately 99% by public unitholders and its general partner is Nvest Corporation. Nvest, with a principal place of business at 399 Boylston Street, Boston, MA 02116, is a holding company of firms engaged in the securities and investment advisory business. These affiliates in the aggregate are investment advisors or managers to over 80 registered investment companies. Reich & Tang is Sponsor (and Co-Sponsor, as the case may be) for numerous series of unit investment trusts, including New York Municipal Trust, Series 1 (and Subsequent Series), Municipal Securities Trust, Series 1 (and Subsequent Series), 1st Discount Series (and Subsequent Series), Multi-State Series 1 (and Subsequent Series), Mortgage Securities Trust, Series 1 (and Subsequent Series), Insured Municipal Securities Trust, Series 1 (and Subsequent Series), and 5th Discount Series (and Subsequent Series), Equity Securities Trust, Series 1, Signature Series, Gabelli Communications Income Trust (and Subsequent Series) and Schwab Trusts.






         For certain other Trusts as set forth in the "Summary of Essential Information" in Part A, the Sponsors are Reich & Tang and Gruntal & Co., L.L.C., both of whom have entered into an Agreement Among Co-Sponsors pursuant to which both parties have agreed to act as Co-Sponsors for the Trust. Reich

112677.9
                                      -48-

& Tang has been appointed by Gruntal & Co., L.L.C. as agent for purposes of taking any action required or permitted to be taken by the Sponsor under the Trust Agreement. If the Sponsors are unable to agree with respect to action to be taken jointly by them under the Trust Agreement and they cannot agree as to which Sponsor shall act as sole Sponsor, then Reich & Tang shall act as sole Sponsor. If one of the Sponsors fails to perform its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, that Sponsor may be discharged under the Trust Agreement and a new Sponsor may be appointed or the remaining Sponsor may continue to act as Sponsor.

         Gruntal & Co., L.L.C., a Delaware limited liability company, operates a regional securities broker/dealer from its main office in New York City and branch offices in nine states. The firm is very active in the marketing of investment companies and has signed dealer agreements with many mutual fund groups. Further, through its Syndicate Department, Gruntal & Co., L.L.C. has underwritten a large number of Closed-End Funds and has been Co- Manager on the following offerings: Cigna High Income Shares; Dreyfus New York Municipal Income, Inc.; Franklin Principal Maturity Trust and Van Kampen Merritt Limited Term High Income Trust. The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Trust Agreement, but will be under no liability to Certificateholders for taking any action, or refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         The information included herein is only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. The Sponsor will be under no liability to Certificateholders for taking any action, or refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment except in cases of its own wilful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Unless the Sponsor otherwise directs, the accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any audit expense which exceeds $.50 per 1,000 Units. Certificateholders covered by the audit during the year may receive a copy of the audited financials upon request.

         The Sponsor may resign at any time by delivering to the Trustee an instrument of resignation executed by the Sponsor.


         If at any time the Sponsor shall resign or fail to perform any of its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may either (i) appoint a successor Sponsor; (ii) terminate the Trust Agreement and liquidate the Trust; or (iii) continue to act as Trustee without terminating the Trust Agreement. Any successor Sponsor appointed by the Trustee shall be satisfactory to the Trustee and, at the time of appointment, shall have a net worth of at least $1,000,000.


         The Trustee. For certain of the Trusts, as set forth in the "Summary of Essential Information" in Part A, the Trustee is The Chase


112677.9
                                      -49-

Manhattan Bank with its principal executive office located at 270 Park Avenue, New York, New York 10017 (800) 428-8890 and its unit investment trust office at 4 New York Plaza, New York, New York 10004. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

         The Trustee must be a banking corporation organized under the laws of the United States or any state which is authorized under such laws to exercise corporate trust powers and must have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000. The duties of the Trustee are primarily ministerial in nature. The Trustee did not participate in the selection of Securities for the portfolio of the Trust.

         The Trustee shall not be liable or responsible in any way for taking any action, or for refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment; or for any disposition of any moneys, bonds or Certificates in accordance with the Trust Agreement, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties; provided, however, that the Trustee shall not in any event be liable or responsible for any evaluation made by the Evaluator. In addition, the Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Bonds or the Trust which it may be required to pay under current or future law of the United States or any other taxing authority having jurisdiction. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Bonds pursuant to the Trust Agreement.

         For further information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Rights of Certificateholders".

         The Trustee may resign by executing an instrument in writing and filing the same with the Sponsor, and mailing a copy of a notice of resignation to all Certificateholders. In such an event, the Sponsor is obligated to appoint a successor Trustee as soon as possible. In addition, if the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Certificateholder by the Sponsor. If upon resignation of the Trustee no successor has been appointed and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of the Trustee becomes effective only when the successor Trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor Trustee. Upon execution of a written acceptance of such appointment by such successor Trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor.

         Any corporation into which the Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which the Trustee shall be a party, shall be the successor Trustee. The Trustee must always be a banking corporation organized under the laws of the United States or any State and have at all times an aggregate capital, surplus and undivided profits of not less than $2,500,000.

112677.9
                                      -50-

         The Evaluator. The Evaluator is Kenny S&P Evaluation Services, a division of a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, with main offices located at 65 Broadway, New York, New York 10006. The Evaluator is a wholly-owned subsidiary of McGraw Hill, Inc. The Evaluator is a registered investment advisor and also provides financial information services.

         The Trustee, the Sponsor and the Certificateholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, the Sponsor or Certificateholders for errors in judgment, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         The Evaluator may resign or may be removed by the Sponsor and Trustee, and the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.


                           TRUST EXPENSES AND CHARGES

         At no cost to the Trust, the Sponsor has borne the expenses of creating and establishing the Trust, including the cost of initial preparation and execution of the Trust Agreement, registration of the Trust and the Units under the Investment Company Act of 1940 and the Securities Act of 1933, the premiums on the Sponsor-Insured Bonds, initial preparation and printing of the Certificates, legal expenses, advertising and selling expenses, expenses of the Trustee including, but not limited to, an amount equal to interest accrued on certain "when issued" bonds since the date of settlement for the Units, initial fees and other out-of-pocket expenses. The fees of the Evaluator, however, incurred during the initial public offering, are paid directly by the Trust.

         The Sponsor will not charge the Trust a fee for its services as such. (See "Sponsor's Profits".)

         The Sponsor will receive for portfolio supervisory services to the Trust an Annual Fee in the amount set forth under "Summary of Essential Information" in Part A of this Prospectus. The Sponsor's fee may exceed the actual cost of providing portfolio supervisory services for this Trust, but at no time will the total amount received for portfolio supervisory services rendered to all series of the Municipal Securities Trust in any calendar year exceed the aggregate cost to the Sponsor of supplying such services in such year. (See "Portfolio Supervision".)

         The Trustee will receive for its ordinary recurring services to the Trust an annual fee in the amount set forth under "Summary of Essential Information" in Part A of this Prospectus. For a discussion of the services performed by the Trustee pursuant to its obligations under the Trust Agreement, see "Trust Administration" and "Rights of Certificateholders".

112677.9
                                      -51-

         The Evaluator will receive, for each daily evaluation of the Bonds in the Trust after the initial public offering is completed, a fee in the amount set forth under "Summary of Essential Information" in Part A of this Prospectus.

         The Trustee's and Evaluator's fees are payable monthly as of the Record Date from the Interest Account to the extent funds are available and then from the Principal Account. Both fees may be increased without approval of the Certificateholders by amounts not exceeding proportionate increases in consumer prices for services as measured by the United States Department of Labor's Consumer Price Index entitled "All Services Less Rent".


         The following additional charges are or may be incurred by the Trust:
(i) all expenses (including counsel fees) of the Trustee incurred and advances made in connection with its activities under the Trust Agreement, including the expenses and costs of any action undertaken by the Trustee to protect the Trust and the rights and interests of the Certificateholders; (ii) fees of the Trustee for any extraordinary services performed under the Trust Agreement; (iii) indemnification of the Trustee for any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust; (iv) indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as Sponsor of the Trust without gross negligence, bad faith or willful misconduct on its part; and (v) all taxes and other governmental charges imposed upon the Bonds or any part of the Trust (no such taxes or charges are being levied, made or, to the knowledge of the Sponsor, contemplated). The above expenses, including the Trustee's fees, when paid by or owing to the Trustee, are secured by a first lien on the Trust. In addition, the Trustee is empowered to sell Bonds in order to make funds available to pay all expenses.


         The accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. So long as the Sponsor maintains a secondary market, the Sponsor will bear any audit expense which exceeds 50 cents per Unit. Certificateholders covered by the audit during the year may receive a copy of the audited financial statements upon request.


                     EXCHANGE PRIVILEGE AND CONVERSION OFFER

         Certificateholders will be able to elect to exchange any or all of their Units of this Trust for Units of one or more of any available series of Equity Securities Trust, Insured Municipal Securities Trust, Municipal Securities Trust, New York Municipal Trust or Mortgage Securities Trust (the "Exchange Trusts") subject to a reduced sales charge as set forth in the prospectus of the Exchange Trust (the "Exchange Privilege"). Unit owners of any registered unit investment trust for which there is no active secondary market in the units of such trust (a "Redemption Trust") will be able to elect to redeem such units and apply the proceeds of the redemption to the purchase of available Units of one or more series of an Exchange Trust (the "Conversion Trusts") at the Public Offering Price for units of the Conversion Trust subject to a reduced sales charge as set forth in the prospectus of the Conversion Trust (the "Conversion Offer"). Under the Exchange Privilege, the Sponsor's repurchase price during the initial offering period of the Units being surrendered will be based on the market value of the Securities in the Trust portfolio or on the aggregate offer price of the Bonds in the other


112677.9
                                      -52-

Trust Portfolios; and, after the initial offering period has been completed, will be based on the aggregate bid price of the securities in the particular Trust portfolio. Under the Conversion Offer, units of the Redemption Trust must be tendered to the trustee of such trust for redemption at the redemption price determined as set forth in the relevant Redemption Trust's prospectus. Units in an Exchange or Conversion Trust will be sold to the Certificateholder at a price based on the aggregate offer price of the securities in the Exchange or Conversion trust portfolio (or for units of Equity Securities Trust, based on the market value of the underlying securities in the trust portfolio) during the initial public offering period of the Exchange or Conversion Trust; and after the initial public offering period has been completed, based on the aggregate bid price of the securities in the Exchange or Conversion Trust Portfolio if its initial offering has been completed plus accrued interest (or for units of Equity Securities Trust, based on the market value of the underlying securities in the trust portfolio) and a reduced sales charge.

         Except for Certificateholders who wish to exercise the Exchange Privilege or Conversion Offer within the first five months of their purchase of Units of the Exchange or Redemption Trust, any purchaser who purchases Units under the Exchange Privilege or Conversion Offer will pay a lower sales charge than that which would be paid for the Units by a new investor. For Certificateholders who wish to exercise the Exchange Privilege or Conversion Offer within the first five months of their purchase of Units of the Exchange or Redemption Trust, the sales charge applicable to the purchase of units of an Exchange or Conversion Trust shall be the greater of (i) the reduced sales charge or (ii) an amount which when coupled with the sales charge paid by the Certificateholder upon his original purchase of Units of the Exchange or Redemption Trust would equal the sales charge applicable in the direct purchase of units of an Exchange Trust.

         In order to exercise the Exchange Privilege the Sponsor must be maintaining a secondary market in the units of the available Exchange Trust. The Conversion Offer is limited only to unit owners of any Redemption Trust. Exercise of the Exchange Privilege and the Conversion Offer by Certificateholders is subject to the following additional conditions: (i) at the time of the Certificateholder's election to participate in the Exchange Privilege or Conversion Offer, there must be units of the Exchange or Conversion Trust available for sale, either under the initial primary distribution or in the Sponsor's secondary market, (ii) exchanges will be effected in whole units only, (iii) Units of the Mortgage Securities Trust may only be acquired in blocks of 1,000 Units and (iv) Units of the Equity Securities Trust may only be acquired in blocks of 100 Units. Certificateholders will not be permitted to advance any funds in excess of their redemption in order to complete the exchange. Any excess proceeds received from a Certificateholder for exchange or from units being redeemed per conversion will be remitted to such Certificateholder.

         The Sponsor reserves the right to suspend, modify or terminate the Exchange Privilege and/or the Conversion Offer. The Sponsor will provide Certificateholders of the Trust with 60 days' prior written notice of any termination or material amendment to the Exchange Privilege and/or the Conversion Offer, provided that no notice need be given if (i) the only material effect of an amendment is to reduce or eliminate the sales charge payable at the time of the exchange, to add one or more series of the Trust eligible for the Exchange Privilege or the Conversion Offer, to add any new unit investment trust sponsored by Reich & Tang or a sponsor controlled by
112677.9
                                      -53-
or under common control with Reich & Tang or to delete a series which has been terminated from eligibility for the Exchange Privilege and/or the Conversion Offer, (ii) there is a suspension of the redemption of units of an Exchange or Conversion Trust under Section 22(e) of the Investment Company Act of 1940, or
(iii) an Exchange Trust temporarily delays or ceases the sale of its units because it is unable to invest amounts effectively in accordance with its investment objectives, policies and restrictions. During the 60-day notice period prior to the termination or material amendment of the Exchange Privilege described above, the Sponsor will continue to maintain a secondary market in the units of all Exchange Trusts that could be acquired by the affected Certificateholders. Certificateholders may, during this 60-day period, exercise the Exchange Privilege in accordance with its terms then in effect.

         To exercise the Exchange Privilege, a Certificateholder should notify the Sponsor of his desire to exercise his Exchange Privilege. To exercise the Conversion Offer, a unit owner of a Redemption Trust should notify his retail broker of his desire to redeem his Redemption Trust Units and use the proceeds from the redemption to purchase Units of one or more of the Conversion Trusts. If Units of a designated, outstanding series of an Exchange or Conversion Trust are at the time available for sale and such Units may lawfully be sold in the state in which the Certificateholder is a resident, the Certificateholder will be provided with a current prospectus or prospectuses relating to each Exchange or Conversion Trust in which he indicates an interest. He may then select the Trust or Trusts into which he desires to invest the proceeds from his sale of Units. The exchange transaction will operate in a manner essentially identical to a secondary market transaction except that units may be purchased at a reduced sales charge. The conversion transaction will be handled entirely through the unit owner's retail broker. The retail broker must tender the units to the trustee of the Redemption Trust for redemption and then apply the proceeds to the redemption toward the purchase of units of a Conversion Trust at a price based on the aggregate offer or bid side evaluation per Unit of the Conversion Trust, depending on which price is applicable, plus accrued interest and the applicable sales charge. The certificates must be surrendered to the broker at the time the redemption order is placed and the broker must specify to the Sponsor that the purchase of Conversion Trust Units is being made pursuant to the Conversion Offer. The unit owner's broker will be entitled to retail a portion of the sales charge.


         Tax Consequences of the Exchange Privilege and the Conversion Offer. A surrender of Units pursuant to the Exchange Privilege or the Conversion Offer will constitute a "taxable event" to the Certificateholder under the Internal Revenue Code. The Certificateholder will realize a tax gain or loss that will be of a long-, mid- or short-term capital or ordinary income nature dependent on the length of time the Units have been held and other factors. (See "Tax Status".) A Certificateholder's tax basis in the Units acquired pursuant to the Exchange Privilege or Conversion Offer will be equal to the purchase price of such Units. Investors should consult their own tax advisors as to the tax consequences to them of exchanging or redeeming units and participating in the Exchange Privilege or Conversion Offer.


112677.9
                                      -54

                                  OTHER MATTERS

         Legal Opinions. The legality of the Units offered hereby and certain matters relating to federal tax law have been passed upon by Battle Fowler LLP, 75 East 55th Street, New York, New York 10022, as counsel for the Sponsor. Carter, Ledyard & Milburn, Two Wall Street, New York, New York 10005 have acted as counsel for The Chase Manhattan Bank. Certain matters relating to New Jersey tax law have been passed upon by Zeller and Bryant, as special New Jersey counsel to the Sponsor.


         Independent Accountants. The financial statements of the Trusts for the years ended December 31, 1996, 1997 and 1998 included in Part A of this Prospectus have been examined by PricewaterhouseCoopers LLP, independent accountants. The financial statements have been so included in reliance on their report given upon the authority of said firm as experts in accounting and auditing.


         Performance Information. Total returns, average annualized returns or cumulative returns for various periods of this Trust may be included from time to time in advertisements, sales literature and reports to current or prospective investors. Total return shows changes in Unit price during the period plus reinvestment of dividends and capital gains, divided by the original public offering price as of the date of calculation. Average annualized returns show the average return for stated periods of longer than a year. Sales material may also include an illustration of the cumulative results of like annual investments during an accumulation period and like annual withdrawals during a distribution period. Figures for actual portfolios will reflect all applicable expenses and, unless otherwise stated, the maximum sales charge. No provision is made for any income taxes payable. Returns may also be shown on a combined basis. Trust performance may be compared to performance on a total return basis of the Dow Jones Industrial Average, the S&P 500 Composite Price Stock Index, or performance data from Lipper Analytical Services, Inc. and Morningstar Publications, Inc. or from publications such as Money, The New York Times, U.S. News and World Report, Business Week, Forbes or Fortune. As with other performance data, performance comparisons should not be considered representative of a Trust's relative performance for any future period.


                          DESCRIPTION OF BOND RATINGS*

         Standard & Poor's Ratings Services. A brief description of the applicable Standard & Poor's rating symbols and their meanings is as follows:

         A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers, or lessees.

--------------
*    As described by Standard & Poor's.


112677.9
                                      -55-

         The bond rating is not a recommendation to purchase or sell a security, inasmuch as it does not comment as to market price.

         The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information.

         The ratings are based, in varying degrees, on the following considerations:

         (i) Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         (ii) Nature of and provisions of the obligation.

         (iii) Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and they differ from AAA issues only in small degrees.

         A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

         Plus (+) or Minus (-): To provide more detailed indications of credit quality, the ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


         NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of obligation as a matter of policy.


         Provisional Ratings (Prov.) following a rating indicates the rating is provisional, which assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Accordingly, the investor should exercise his own judgment with respect to such likelihood and risk.

112677.9
                                      -56-

                       DESCRIPTION OF RATING ON THE UNITS*

         A Standard & Poor's rating on the units of an investment trust (hereinafter referred to collectively as "units" and "fund") is a current assessment of creditworthiness with respect to the investments held by such fund. This assessment takes into consideration the financial capacity of the issuers and of any guarantors, insurers, lessees, or mortgagors with respect to such investments. The assessment, however, does not take into account the extent to which fund expenses or portfolio asset sales for less than the fund's purchase price will reduce payment to the unit holder of the interest and principal required to be paid on the portfolio assets. In addition, the rating is not a recommendation to purchase, sell, or hold units, inasmuch as the rating does not comment as to market price of the units or suitability for a particular investor.

         Funds rated "AAA" are composed exclusively of assets that are rated "AAA" by Standard & Poor's or have, in the opinion of Standard & Poor's, credit characteristics comparable to assets that are rated "AAA", or certain short-term investments. Standard & Poor's defines its AAA rating for such assets as the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is very strong.

--------
*  As described by Standard & Poor's Corporation.

112677.9
                                      -57-




                                      INDEX                                                                INSURED
                                                                                                 MUNICIPAL SECURITIES TRUST
Title                                                                        Page                  (Unit Investment Trust)
                                                                                                         Prospectus
Summary of Essential Information..............................................A-5
Financial and Statistical Information.........................................A-6                  Dated:  April 30, 1998
Information Regarding the Trust...............................................A-7
Audit and Financial Information...............................................F-1                         Sponsor:
                                                                                               Reich & Tang Distributors, Inc.
The Trust....................................................................   1                     600 Fifth Avenue
Risk Considerations........................................................... 14                 New York, New York  10020
Public Offering............................................................... 33                      (212) 830-5200
Estimated Long Term Return and
  Estimated Current Return.................................................... 35
Rights of Certificateholders.................................................. 36                 (and for certain Trusts:)
Tax Status.................................................................... 39                   Gruntal & Co., L.L.C.
Liquidity..................................................................... 44                     One Liberty Plaza
Trust Administration.......................................................... 47                 New York, New York  10005
Trust Expenses and Charges.................................................... 51                       212-267-8800
Exchange Privilege and Conversion
  Offer....................................................................... 52                         Trustee:
Other Matters................................................................. 55
Description of Bond Ratings................................................... 55                 The Chase Manhattan Bank
Description of Rating on the Units............................................ 57                     4 New York Plaza
                                                                                                  New York, New York  10004
Parts A and B of this Prospectus do not                                                                 800-882-9898
contain all of the information set forth in
the registration statement and exhibits                                                                  Evaluator:
relating thereto, filed with the Securities
and Exchange Commission, Washington, D.C.,                                                                Kenny S&P
under the Securities Act of 1933, and to                                                             Evaluation Services
which reference is made.                                                                                 65 Broadway
                                                                                                  New York, New York  10006



                                    *   *   *
         This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy securities in any state to any person to whom it is not lawful to make such offer in such state.

                                      * * *
         No person is authorized to give any information or to make any representations not contained in Parts A and B of this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee, the Evaluator, or the Sponsor. The Trust is registered as a unit investment trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.

112677.9

                                     PART II

                       ADDITIONAL INFORMATION NOT REQUIRED
                                  IN PROSPECTUS

                       CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

The facing sheet on Form S-6.
The  Cross-Reference  Sheet  (incorporated  by reference  to the  Post-Effective
  Amendments to Form S-6 Registration Statement Nos. 33-28384 and 33-37849, filed on April 25, 1996, respectively).
The Prospectus consisting of     pages.
Signatures.
Consent of Independent Accountants.
Consent of Counsel (included in Exhibit 99.3.1).
Consent of the Evaluator (included in Exhibit 99.5.1).

The following exhibits:

99.1.1            --   Form of Reference Trust Agreement (filed as Exhibit
                       99.1.1 to Post-Effective Amendment No. 8 to Form S-6
                       Registration Statement No. 33-26426 on April 25, 1998 and incorporated herein by reference).

99.1.1(a)         --   Amended Reference Trust Agreement, dated May 1, 1991, of
                       Insured Municipal Securities Trust, New York Navigator
                       Insured Series 2, including certain Amendments to Trust
                       Indenture and Agreement referred to under Exhibit 1.1.1 below (filed as Exhibit 99.1.1(a) to Post-Effective
                       Amendment No. 7 to Form S-6 Registration Statement No.
                       33-31426 of Insured Municipal Securities Trust, New York
                       Navigator Insured Series 2 on April 25, 1998 and incorporated herein by reference).

99.1.1(c)         --   Amended Reference Trust Agreement, dated May 1, 1991, of
                       Insured Municipal Securities Trust, New York Navigator
                       Insured Series 3, including certain Amendments to Trust
                       Indenture and Agreement referred to under Exhibit 1.1.1 below (filed as Exhibit 99.1.1(c) to Post-Effective
                       Amendment No. 7 to Form S-6 Registration Statement No.
                       33-34944 of Insured Municipal Securities Trust, New York
                       Navigator Series 3 on April 25, 1998 and incorporated herein by reference).

99.1.1.1          --   Trust Indenture and Agreement for Insured Municipal
                       Securities Trust, 47th Discount Series and Series 20 (and
                       Subsequent Series) (filed as Exhibit 99.1.1.1 to the
                       Post-Effective Amendment to Form S-6 Registration
                       Statement No. 33-28384, filed on April 25, 1996 and incorporated herein by reference).


                                      II-1
786.1

99.1.3.4          --   Certificate of Incorporation of Reich & Tang
                       Distributors, Inc. (filed as Exhibit 99.1.3.5 to Form S-6
                       Registration Statement No. 333-44301 on January 15, 1998 and incorporated herein by reference).

99.1.3.5          --   By-Laws of Reich & Tang Distributors, Inc. (filed as
                       Exhibit 99.1.3.6 to Form S-6 Registration Statement No.
                       333-44301 on January 15, 1998 and incorporated herein by reference).

99.1.3.6          --   Certificate of Formation of Gruntal & Co., L.L.C. (filed
                       as Exhibit 99.1.3.6 to the Post-Effective Amendment to Form S-6 Registration Statement No. 33-31426 on April 25,
                       1998 and incorporated herein by reference).

99.1.5            --   Form of Insurance Policy of Financial Guaranty Insurance
                       Company for Sponsor-Insured Bonds (filed as Exhibit
                       99.1.5 to Post-Effective Amendment No. 7 to Form S-6
                       Registration Statement No. 33-26426 of Insured Municipal
                       Securities Trust, Series 15 on April 25, 1996 and incorporated herein by reference).

99.1.5.1          --   Form of Insurance Policy of Bond Investors Guaranty for
                       Sponsor-Insured Bonds (filed as Exhibit 99.1.5.1 to Post-
                       Effective Amendment No. 7 to Form S-6 Registration
                       Statement No. 33-26426 of Insured Municipal Securities
                       Trust, Series 15 on April 25, 1996 and incorporated herein by reference).

99.1.5.2          --   Form of Insurance Policy of Municipal Bond Investors
                       Assurance Corporation (filed as Exhibit 99.1.5.2 to
                       Post-Effective Amendment No. 7 to Form S-6 Registration
                       Statement No. 33-26426 of Insured Municipal Securities
                       Trust, Series 15 on April 25, 1996 and incorporated herein by reference).

99.2.1            --   Form of Certificate dated June 16, 1989 (filed as Exhibit
                       99.2.1 to Post-Effective Amendment No. 7 to Registration
                       Statement Nos. 33-29313 and 33-30144 of Municipal
                       Securities Trust, Series 45 and Series 46 on October 25,
                       1996 and incorporated herein by reference).

99.3.1            --   Form of Opinion of Battle Fowler LLP as to the legality
                       of the securities being registered, including their consent to the delivery thereof and to the use of their name under the headings "Tax Status" and "Legal Opinions" in the Prospectus (filed as Exhibit 99.3.1 to Post-Effective Amendment No. 8 to Form S-6 Registration
                       Statement No. 33-26426 on April 25, 1998 and incorporated herein by reference).

99.3.2            --   Form of Opinion of Freeman, Zeller & Bryant, Special New
                       Jersey Counsel (filed as Exhibit 99.3.2 to Post-Effective
                       Amendment No. 7 to Form S-6 Registration Statement No.
                       33-31426 on April 25, 1998 and incorporated herein by reference).

                                      II-2
786.1

99.4.1            --   Form of Custody Agreement, dated January 18, 1990 (filed
                       as Exhibit 99.4.1 to Post-Effective Amendment No. 7 to
                       Form S-6 Registration Statement No. 33-31426 on April 25,
                       1998 and incorporated herein by reference).

99.4.2            --   Form of First Amendment to Custody Agreement, dated July
                       20, 1990 (filed as Exhibit 99.4.2 to Post-Effective
                       Amendment No. 7 to Form S-6 Registration Statement No.
                       33-31426 on April 25, 1998 and incorporated herein by reference).

*99.5.1           --   Consent of the Evaluator.

99.6.0            --   Powers of Attorney of Reich & Tang Distributors, Inc., by
                       its officers and a majority of its Directors (filed as Exhibit 99.6.0 to Form S-6 Registration Statement No.
                       333-44301 on January 15, 1998 and incorporated herein by reference).

99.6.1            --   Power of Attorney of Gruntal & Co., L.L.C., by its
                       officers and a majority of its Directors of the Executive
                       Committee (filed as Exhibit 99.6.1 to the Post-Effective
                       Amendment to Form S-6 Registration Statement No. 33-29989 of Municipal Securities Trust, Multi-State Series 38 on
                       October 28, 1998 and incorporated herein by reference).


99.7.0            --   Form of Agreement Among Co-Sponsors (filed as Exhibit
                       99.7.0 to the Post-Effective Amendment to Form S-6
                       Registration Statement No. 33-28384, filed on April 25,
                       1996 and incorporated herein by reference).







---------------

* Being filed by this Amendment.

                                      II-3
786.1

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, the registrants, Insured Municipal Securities Trust, Series 23 & New York Navigator Insured Series 2, New York Navigator Insured Series 3, and New York Navigator Insured Series 6 & New Jersey Navigator Insured Series 3 certify that they have met all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statements pursuant to Rule 485(b) under the Securities Act of 1933. The registrants have duly caused this Post-Effective Amendment to the Registration Statements to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 19th day of April, 1999.


      INSURED MUNICIPAL SECURITIES TRUST, SERIES 23 & NEW YORK NAVIGATOR INSURED SERIES 2, NEW YORK NAVIGATOR INSURED SERIES 3, AND NEW YORK NAVIGATOR INSURED SERIES 6 & NEW JERSEY NAVIGATOR INSURED SERIES 3

                              (Registrants)

                     REICH & TANG DISTRIBUTORS, INC.
                               (Depositor)



                     By:       /s/PETER J. DEMARCO
                               --------------------------
                               Peter J. DeMarco
                               (Executive Vice President)

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons who constitute the principal officers and a majority of the directors of Reich & Tang Distributors, Inc., the Depositor, in the capacities and on the dates indicated.


Name                                  Title                                                        Date
---------                             --------------                                               --------------


RICHARD E. SMITH, III                 President and Director                                       )
PETER S. VOSS                         Director                                                     )  April 19, 1999
G. NEAL RYLAND                        Director                                                     )
STEVEN W. DUFF                        Director                                                     )
PETER J. DeMARCO                      Executive Vice President                                     )By: /s/PETER J. DEMARCO
RICHARD I. WEINER                     Vice President                                               )    -------------------
BERNADETTE N. FINN                    Vice President                                               )    Peter J. DeMarco
LORRAINE C. HYSLER                    Secretary                                                    )    as Executive Vice
RICHARD DE SANCTIS                    Treasurer                                                    )    President and
EDWARD N. WADSWORTH                   Executive Officer                                            )    Attorney-in-Fact*



---------------
* Executed copies of Powers of Attorney were filed as Exhibit 99.6.0 to Form S-6 Registration Statement No. 333-44301 on January 15, 1998.

                                      II-4
786.1

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, the registrants, Insured Municipal Securities Trust, Series 23 & New York Navigator Insured Series 2, New York Navigator Insured Series 3, and New York Navigator Insured Series 6 & New Jersey Navigator Insured Series 3 certify that they have met all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statements pursuant to Rule 485(b) under the Securities Act of 1933. The registrants have duly caused this Post-Effective Amendment to the Registration Statements to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 19th day of April, 1999.


      INSURED MUNICIPAL SECURITIES TRUST, SERIES 23 & NEW YORK NAVIGATOR INSURED SERIES 2, NEW YORK NAVIGATOR INSURED SERIES 3, AND NEW YORK NAVIGATOR INSURED SERIES 6 & NEW JERSEY NAVIGATOR INSURED SERIES 3
                                          (Registrants)

                               GRUNTAL & CO., L.L.C.
                                          (Depositor)


                               By:        /s/ JOANNE T. MARREN
                                          ----------------------------
                                          Joanne T. Marren
                                          (Authorized Signatory)

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons, who constitute the principal officers and a majority of the directors of the Executive Committee of Gruntal & Co., L.L.C., the Depositor, in the capacities and on the dates indicated.


Name                                  Title                                               Date
-----------                           --------------                                      -------------

ROBERT P. RITTEREISER                 Chief Executive Officer and                         )
                                      Chairman of the Board of                            ) April 19, 1999
                                      Directors                                           )
LEE FENSTERSTOCK                      President and Director                              )
JOANNE T. MARREN                      Executive Vice President,                           ) By: /S/ JOANNE T.MARREN
                                      General Counsel, Secretary                          )     -------------------
                                      and Director                                        )     Joanne T. Marren
HENRY D. GOTTMANN                     Executive Vice President and                        )     Attorney-in-Fact*
                                      Director                                            )
JOSEPH V. BATTIPAGLIA                 Executive Vice President and                        )
                                      Director                                            )
JOHN FEENEY                           Director and President of GMS                       )
JOHN CIRRITO                          Executive Vice President and                        )
                                      Director                                            )
RALPH H. BRADLEY, JR.                 Executive Vice President and                        )
                                      Director                                            )
STEPHEN BYERS                         Executive Vice President,                           )
                                      Chief Financial Officer and                         )
                                      Director                                            )
STEPHEN A. GREYSER                    Director                                            )
MICHAEL D. MADDEN                     Director                                            )



------------------


* Executed copies of Powers of Attorney were filed as Exhibit 99.6.1 to the Post-Effective Amendment to Form S-6 Registration Statement No. 33-29989 on October 28, 1998.

786.1

                       Consent of Independent Accountants

We hereby consent to the use in the Prospectus constituting part of this Post-Effective Amendment to the registration statement on Form S-6 of our report dated March 19, 1999, relating to the financial statements and financial highlights for the three years ended December 31, 1998 of the Insured Municipal Securities Trust, Series 23; Insured Municipal Securities Trust, New York
Navigator  Insured  Series  2;  Insured  Municipal  Securities  Trust,  New York
Navigator  Insured  Series  3;  Insured  Municipal  Securities  Trust,  New York
Navigator Insured Series 6; and Insured Municipal Securities Trust, New Jersey Navigator Insured Series 3, which appear in such Prospectus. We also consent to the reference to us under the heading "Independent Accountants" in the Prospectus.



PricewaterhouseCoopers LLP
Boston, MA
April 26, 1999


                                      II-6
786.1